UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund: iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 04/30/2026

Date of reporting period: 04/30/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares Morningstar Growth ETF

ILCG | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Morningstar Growth ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Growth ETF	$5	0.04%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 33.36%.

  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Large-Mid Cap Broad Growth Index (Spliced) returned 33.41%.

What contributed to performance?

Semiconductor stocks were the largest contributors to the Fund's return during the reporting period, driven by robust demand for artificial intelligence ("AI"), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products became essential infrastructure for cloud providers and businesses adopting AI at scale. Technology hardware and equipment stocks also contributed, led by a consumer-focused technology company, which gained amid resilient consumer demand and growing services revenue, while specialized component makers benefited from surging AI data center buildout. In the consumer discretionary sector, an e-commerce and cloud services company benefited from continued growth in cloud computing demand, improving retail operating efficiency, and ongoing investment in AI infrastructure and services. Additionally, an electric vehicle manufacturer in the automobiles segment contributed due to improving investor sentiment toward autonomous driving technology and AI initiatives. Further, an interactive media and cloud services company in the communications sector advanced, supported by resilient digital advertising demand, expanding cloud revenue, and continued AI integration across its platforms.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Fund	Morningstar US Market Index	Morningstar US Large-Mid Cap Broad Growth Index (Spliced)
May 16	$10,281	$10,183	$10,284
Jun 16	$10,091	$10,204	$10,095
Jul 16	$10,590	$10,605	$10,597
Aug 16	$10,495	$10,628	$10,504
Sep 16	$10,502	$10,638	$10,512
Oct 16	$10,252	$10,416	$10,264
Nov 16	$10,364	$10,856	$10,378
Dec 16	$10,463	$11,063	$10,479
Jan 17	$10,855	$11,284	$10,875
Feb 17	$11,268	$11,709	$11,292
Mar 17	$11,413	$11,717	$11,439
Apr 17	$11,815	$11,840	$11,845
May 17	$12,175	$11,979	$12,209
Jun 17	$12,097	$12,076	$12,133
Jul 17	$12,538	$12,310	$12,580
Aug 17	$12,656	$12,339	$12,700
Sep 17	$12,771	$12,623	$12,814
Oct 17	$13,210	$12,906	$13,278
Nov 17	$13,529	$13,301	$13,611
Dec 17	$13,666	$13,439	$13,743
Jan 18	$14,929	$14,164	$15,085
Feb 18	$14,583	$13,641	$14,751
Mar 18	$14,258	$13,356	$14,427
Apr 18	$14,446	$13,398	$14,619
May 18	$15,005	$13,763	$15,188
Jun 18	$15,249	$13,852	$15,438
Jul 18	$15,546	$14,325	$15,743
Aug 18	$16,187	$14,817	$16,397
Sep 18	$16,330	$14,851	$16,544
Oct 18	$14,871	$13,772	$15,074
Nov 18	$15,212	$14,059	$15,426
Dec 18	$13,951	$12,760	$14,147
Jan 19	$15,227	$13,851	$15,446
Feb 19	$15,707	$14,334	$15,936
Mar 19	$16,137	$14,558	$16,376
Apr 19	$16,788	$15,142	$17,041
May 19	$15,884	$14,177	$16,125
Jun 19	$16,941	$15,169	$17,203
Jul 19	$17,186	$15,398	$17,455
Aug 19	$17,094	$15,103	$17,365
Sep 19	$16,917	$15,363	$17,188
Oct 19	$17,247	$15,691	$17,527
Nov 19	$18,003	$16,285	$18,299
Dec 19	$18,620	$16,744	$18,931
Jan 20	$19,268	$16,749	$19,594
Feb 20	$18,156	$15,377	$18,466
Mar 20	$16,465	$13,300	$16,751
Apr 20	$18,978	$15,057	$19,311
May 20	$20,308	$15,866	$20,669
Jun 20	$20,832	$16,224	$21,208
Jul 20	$22,374	$17,158	$22,781
Aug 20	$24,860	$18,398	$25,320
Sep 20	$23,698	$17,722	$24,141
Oct 20	$22,681	$17,330	$23,109
Nov 20	$25,133	$19,405	$25,613
Dec 20	$25,788	$20,243	$26,287
Jan 21	$25,590	$20,124	$26,090
Feb 21	$25,667	$20,725	$26,173
Mar 21	$25,639	$21,460	$26,148
Apr 21	$27,506	$22,594	$28,054
May 21	$27,093	$22,679	$27,633
Jun 21	$28,809	$23,256	$29,385
Jul 21	$29,757	$23,696	$30,354
Aug 21	$30,923	$24,381	$31,542
Sep 21	$29,195	$23,263	$29,783
Oct 21	$31,664	$24,845	$32,302
Nov 21	$31,521	$24,499	$32,157
Dec 21	$32,032	$25,463	$32,677
Jan 22	$29,025	$23,953	$29,611
Feb 22	$27,951	$23,337	$28,516
Mar 22	$28,995	$24,107	$29,582
Apr 22	$25,144	$21,933	$25,653
May 22	$24,474	$21,884	$24,969
Jun 22	$22,390	$20,045	$22,845
Jul 22	$25,295	$21,925	$25,810
Aug 22	$23,996	$21,085	$24,484
Sep 22	$21,605	$19,127	$22,045
Oct 22	$22,615	$20,675	$23,076
Nov 22	$23,712	$21,798	$24,196
Dec 22	$21,869	$20,516	$22,316
Jan 23	$23,756	$21,919	$24,241
Feb 23	$23,466	$21,412	$23,945
Mar 23	$24,925	$22,033	$25,433
Apr 23	$25,157	$22,277	$25,671
May 23	$26,198	$22,377	$26,732
Jun 23	$28,073	$23,905	$28,647
Jul 23	$28,858	$24,741	$29,448
Aug 23	$28,569	$24,293	$29,155
Sep 23	$26,930	$23,143	$27,483
Oct 23	$26,470	$22,558	$27,014
Nov 23	$29,439	$24,679	$30,038
Dec 23	$30,672	$25,939	$31,298
Jan 24	$31,389	$26,275	$32,030
Feb 24	$33,639	$27,700	$34,328
Mar 24	$34,244	$28,595	$34,947
Apr 24	$32,793	$27,366	$33,467
May 24	$34,803	$28,658	$35,519
Jun 24	$36,961	$29,589	$37,723
Jul 24	$36,367	$30,058	$37,119
Aug 24	$37,146	$30,737	$37,916
Sep 24	$38,208	$31,383	$39,001
Oct 24	$38,116	$31,151	$38,909
Nov 24	$40,951	$33,164	$41,805
Dec 24	$40,788	$32,188	$41,638
Jan 25	$41,821	$33,196	$42,694
Feb 25	$40,267	$32,612	$41,109
Mar 25	$36,918	$30,697	$37,691
Apr 25	$37,708	$30,517	$38,498
May 25	$41,514	$32,465	$42,388
Jun 25	$44,217	$34,116	$45,149
Jul 25	$45,825	$34,889	$46,789
Aug 25	$45,706	$35,639	$46,668
Sep 25	$47,664	$36,878	$48,667
Oct 25	$48,939	$37,693	$49,971
Nov 25	$47,621	$37,782	$48,626
Dec 25	$47,574	$37,772	$48,579
Jan 26	$47,844	$38,337	$48,858
Feb 26	$46,200	$38,097	$47,180
Mar 26	$43,706	$36,193	$44,634
Apr 26	$50,288	$39,965	$51,361

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	33.36%	12.82%	17.53%
Morningstar US Market Index...
	30.96	12.08	14.86
Morningstar US Large-Mid Cap Broad Growth Index (Spliced)...
	33.41	12.86	17.78

Key Fund statistics

Table Summary
Net Assets...
$2,921,618,133
Number of Portfolio Holdings...
333
Net Investment Advisory Fees...
$1,136,875
Portfolio Turnover Rate...
27%

The Morningstar US Large-Mid Cap Broad Growth Index (Spliced) reflects the performance of the Morningstar US Large Growth Index through March 21, 2021 and the Morningstar US Large-Mid Cap Broad Growth Index thereafter, which reflect the times when each index was the underlying index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
49.4%
Communication Services...
14.2
Consumer Discretionary...
10.5
Industrials...
8.9
Financials...
6.1
Health Care...
5.3
Consumer Staples...
1.7
Real Estate...
1.5
Materials...
1.1
Utilities...
0.8
Energy...
0.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
15.1%
Apple, Inc...
6.4
Broadcom, Inc...
6.3
Amazon.com, Inc...
5.7
Alphabet, Inc., Class A...
5.0
Microsoft Corp...
4.5
Meta Platforms, Inc., Class A...
4.3
Alphabet, Inc., Class C, NVS...
4.3
Eli Lilly & Co...
2.4
Tesla, Inc...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Growth ETF

Annual Shareholder Report — April 30, 2026

ILCG-04/26-AR

iShares Morningstar Mid-Cap ETF

IMCB | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Morningstar Mid-Cap ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap ETF	$5	0.04%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 25.73%.

  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Mid Cap Index (Spliced) returned 25.71%.

What contributed to performance?

Mid-cap stocks in the information technology sector contributed the most to the Fund’s performance during the reporting period. Technology hardware and storage companies advanced on improving cloud and artificial intelligence (“AI”)-related infrastructure trends, reflecting continued growth in enterprise storage, networking, and data center spending. Semiconductor and semiconductor equipment stocks also gained on sustained AI-driven infrastructure investment, supporting demand for analog chips, networking semiconductors, and semiconductor testing solutions. In the industrials sector, investment in power infrastructure and electrification, together with continued data center expansion, supported growth in infrastructure such as cooling for AI data centers, alongside strength in engineering and energy-related end markets. Energy companies advanced on steady U.S. oil production growth and resilient demand, while oil prices strengthened late in the reporting period amid renewed geopolitical tensions in the Middle East that heightened supply concerns.

What detracted from performance?

During the reporting period, software stocks detracted from the Fund’s performance due to concerns around the potential disruption to traditional software model from generative AI.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Fund	Morningstar US Market Index	Morningstar US Mid Cap Index (Spliced)
May 16	$10,236	$10,183	$10,239
Jun 16	$10,261	$10,204	$10,266
Jul 16	$10,769	$10,605	$10,776
Aug 16	$10,716	$10,628	$10,726
Sep 16	$10,658	$10,638	$10,669
Oct 16	$10,299	$10,416	$10,311
Nov 16	$10,791	$10,856	$10,806
Dec 16	$10,933	$11,063	$10,953
Jan 17	$11,187	$11,284	$11,210
Feb 17	$11,634	$11,709	$11,661
Mar 17	$11,614	$11,717	$11,643
Apr 17	$11,706	$11,840	$11,737
May 17	$11,781	$11,979	$11,814
Jun 17	$11,797	$12,076	$11,833
Jul 17	$11,951	$12,310	$11,991
Aug 17	$11,889	$12,339	$11,930
Sep 17	$12,264	$12,623	$12,308
Oct 17	$12,470	$12,906	$12,518
Nov 17	$12,933	$13,301	$12,986
Dec 17	$13,074	$13,439	$13,130
Jan 18	$13,508	$14,164	$13,571
Feb 18	$12,886	$13,641	$12,947
Mar 18	$12,799	$13,356	$12,863
Apr 18	$12,728	$13,398	$12,794
May 18	$12,921	$13,763	$12,991
Jun 18	$12,998	$13,852	$13,072
Jul 18	$13,433	$14,325	$13,512
Aug 18	$13,608	$14,817	$13,692
Sep 18	$13,508	$14,851	$13,593
Oct 18	$12,473	$13,772	$12,552
Nov 18	$12,914	$14,059	$12,999
Dec 18	$11,582	$12,760	$11,659
Jan 19	$12,872	$13,851	$12,963
Feb 19	$13,415	$14,334	$13,513
Mar 19	$13,508	$14,558	$13,609
Apr 19	$14,101	$15,142	$14,212
May 19	$13,091	$14,177	$13,195
Jun 19	$13,988	$15,169	$14,105
Jul 19	$14,221	$15,398	$14,342
Aug 19	$13,901	$15,103	$14,023
Sep 19	$14,305	$15,363	$14,433
Oct 19	$14,546	$15,691	$14,680
Nov 19	$14,941	$16,285	$15,081
Dec 19	$15,235	$16,744	$15,381
Jan 20	$15,157	$16,749	$15,306
Feb 20	$13,757	$15,377	$13,896
Mar 20	$11,173	$13,300	$11,288
Apr 20	$12,551	$15,057	$12,681
May 20	$13,330	$15,866	$13,470
Jun 20	$13,484	$16,224	$13,629
Jul 20	$14,359	$17,158	$14,518
Aug 20	$14,932	$18,398	$15,100
Sep 20	$14,702	$17,722	$14,870
Oct 20	$14,582	$17,330	$14,751
Nov 20	$16,548	$19,405	$16,744
Dec 20	$17,253	$20,243	$17,462
Jan 21	$17,020	$20,124	$17,229
Feb 21	$17,821	$20,725	$18,043
Mar 21	$18,506	$21,460	$18,742
Apr 21	$19,422	$22,594	$19,673
May 21	$19,608	$22,679	$19,860
Jun 21	$19,831	$23,256	$20,085
Jul 21	$19,982	$23,696	$20,239
Aug 21	$20,523	$24,381	$20,790
Sep 21	$19,733	$23,263	$19,989
Oct 21	$20,965	$24,845	$21,239
Nov 21	$20,336	$24,499	$20,600
Dec 21	$21,181	$25,463	$21,460
Jan 22	$19,778	$23,953	$20,038
Feb 22	$19,655	$23,337	$19,913
Mar 22	$20,095	$24,107	$20,359
Apr 22	$18,646	$21,933	$18,892
May 22	$18,721	$21,884	$18,968
Jun 22	$16,896	$20,045	$17,117
Jul 22	$18,489	$21,925	$18,729
Aug 22	$17,925	$21,085	$18,158
Sep 22	$16,241	$19,127	$16,452
Oct 22	$17,608	$20,675	$17,838
Nov 22	$18,766	$21,798	$19,010
Dec 22	$17,782	$20,516	$18,014
Jan 23	$19,276	$21,919	$19,527
Feb 23	$18,750	$21,412	$18,993
Mar 23	$18,438	$22,033	$18,677
Apr 23	$18,290	$22,277	$18,526
May 23	$17,823	$22,377	$18,053
Jun 23	$19,297	$23,905	$19,548
Jul 23	$19,993	$24,741	$20,255
Aug 23	$19,272	$24,293	$19,524
Sep 23	$18,315	$23,143	$18,557
Oct 23	$17,453	$22,558	$17,683
Nov 23	$19,249	$24,679	$19,504
Dec 23	$20,665	$25,939	$20,939
Jan 24	$20,415	$26,275	$20,684
Feb 24	$21,552	$27,700	$21,835
Mar 24	$22,501	$28,595	$22,796
Apr 24	$21,358	$27,366	$21,640
May 24	$21,870	$28,658	$22,158
Jun 24	$21,751	$29,589	$22,038
Jul 24	$22,607	$30,058	$22,904
Aug 24	$23,148	$30,737	$23,454
Sep 24	$23,671	$31,383	$23,984
Oct 24	$23,504	$31,151	$23,818
Nov 24	$25,544	$33,164	$25,884
Dec 24	$23,823	$32,188	$24,140
Jan 25	$24,793	$33,196	$25,123
Feb 25	$24,305	$32,612	$24,634
Mar 25	$23,218	$30,697	$23,533
Apr 25	$22,896	$30,517	$23,207
May 25	$24,178	$32,465	$24,507
Jun 25	$25,054	$34,116	$25,397
Jul 25	$25,464	$34,889	$25,811
Aug 25	$25,977	$35,639	$26,325
Sep 25	$26,236	$36,878	$26,585
Oct 25	$26,078	$37,693	$26,426
Nov 25	$26,247	$37,782	$26,595
Dec 25	$26,234	$37,772	$26,583
Jan 26	$27,033	$38,337	$27,394
Feb 26	$28,082	$38,097	$28,455
Mar 26	$26,554	$36,193	$26,907
Apr 26	$28,788	$39,965	$29,173

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	25.73%	8.19%	11.15%
Morningstar US Market Index...
	30.96	12.08	14.86
Morningstar US Mid Cap Index (Spliced)...
	25.71	8.20	11.30

Key Fund statistics

Table Summary
Net Assets...
$1,551,674,932
Number of Portfolio Holdings...
408
Net Investment Advisory Fees...
$513,621
Portfolio Turnover Rate...
29%

The Morningstar US Mid Cap Index (Spliced) reflects the performance of the Morningstar US Mid Core Index through March 21, 2021 and the Morningstar US Mid Cap Index thereafter, which reflect the times when each index was the underlying index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.9%
Information Technology...
17.4
Financials...
13.3
Consumer Discretionary...
8.8
Health Care...
8.1
Energy...
7.4
Utilities...
6.5
Materials...
6.0
Consumer Staples...
5.4
Real Estate...
4.6
Communication Services...
2.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Sandisk Corp...
1.1%
Seagate Technology Holdings plc...
1.1
Western Digital Corp...
1.0
Marvell Technology, Inc...
1.0
Corning, Inc...
0.9
Vertiv Holdings Co., Class A...
0.9
Newmont Corp...
0.8
Quanta Services, Inc...
0.7
Howmet Aerospace, Inc...
0.7
Williams Cos., Inc. (The)...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Mid-Cap ETF

Annual Shareholder Report — April 30, 2026

IMCB-04/26-AR

iShares Morningstar Mid-Cap Growth ETF

IMCG | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Morningstar Mid-Cap Growth ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Growth ETF	$7	0.06%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 23.35%.

  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Mid Cap Broad Growth Index (Spliced) returned 23.36%.

What contributed to performance?

Mid-cap growth stocks in the information technology sector contributed the most to the Fund’s performance during the reporting period. Technology hardware and equipment companies benefited from growing artificial intelligence (“AI”)-related data center investment, rising demand for high-capacity storage, and increased spending on networking and optical connectivity infrastructure. Semiconductor and semiconductor equipment stocks also gained on sustained AI-driven infrastructure investment, driving demand for analog and power management chips, networking semiconductors, and semiconductor testing solutions. In the industrials sector, investment in power infrastructure, electrification, and data center expansion supported demand across electrical systems, cooling, and energy-efficient infrastructure, while continued strength in aerospace and defense end markets also contributed to performance.

What detracted from performance?

During the reporting period, software stocks detracted from the Fund’s performance due to concerns around the potential disruption to traditional software models from generative AI.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Fund	Morningstar US Market Index	Morningstar US Mid Cap Broad Growth Index (Spliced)
May 16	$10,228	$10,183	$10,231
Jun 16	$10,187	$10,204	$10,192
Jul 16	$10,655	$10,605	$10,663
Aug 16	$10,570	$10,628	$10,581
Sep 16	$10,595	$10,638	$10,609
Oct 16	$10,186	$10,416	$10,200
Nov 16	$10,588	$10,856	$10,600
Dec 16	$10,589	$11,063	$10,603
Jan 17	$10,993	$11,284	$11,008
Feb 17	$11,312	$11,709	$11,330
Mar 17	$11,379	$11,717	$11,399
Apr 17	$11,606	$11,840	$11,630
May 17	$11,837	$11,979	$11,862
Jun 17	$11,966	$12,076	$11,995
Jul 17	$12,200	$12,310	$12,233
Aug 17	$12,247	$12,339	$12,282
Sep 17	$12,461	$12,623	$12,499
Oct 17	$12,806	$12,906	$12,849
Nov 17	$13,235	$13,301	$13,281
Dec 17	$13,275	$13,439	$13,325
Jan 18	$14,047	$14,164	$14,103
Feb 18	$13,660	$13,641	$13,717
Mar 18	$13,712	$13,356	$13,773
Apr 18	$13,633	$13,398	$13,696
May 18	$14,183	$13,763	$14,252
Jun 18	$14,385	$13,852	$14,458
Jul 18	$14,620	$14,325	$14,698
Aug 18	$15,587	$14,817	$15,673
Sep 18	$15,506	$14,851	$15,595
Oct 18	$13,790	$13,772	$13,867
Nov 18	$14,083	$14,059	$14,165
Dec 18	$12,826	$12,760	$12,903
Jan 19	$14,268	$13,851	$14,359
Feb 19	$15,211	$14,334	$15,313
Mar 19	$15,510	$14,558	$15,617
Apr 19	$16,091	$15,142	$16,206
May 19	$15,479	$14,177	$15,593
Jun 19	$16,593	$15,169	$16,720
Jul 19	$16,844	$15,398	$16,976
Aug 19	$16,357	$15,103	$16,489
Sep 19	$16,071	$15,363	$16,204
Oct 19	$16,258	$15,691	$16,396
Nov 19	$17,155	$16,285	$17,304
Dec 19	$17,394	$16,744	$17,550
Jan 20	$17,699	$16,749	$17,862
Feb 20	$16,617	$15,377	$16,773
Mar 20	$14,427	$13,300	$14,566
Apr 20	$16,781	$15,057	$16,944
May 20	$18,762	$15,866	$18,948
Jun 20	$19,416	$16,224	$19,615
Jul 20	$20,855	$17,158	$21,091
Aug 20	$21,566	$18,398	$21,815
Sep 20	$21,238	$17,722	$21,489
Oct 20	$21,315	$17,330	$21,573
Nov 20	$24,161	$19,405	$24,460
Dec 20	$25,334	$20,243	$25,653
Jan 21	$25,270	$20,124	$25,594
Feb 21	$25,683	$20,725	$26,018
Mar 21	$24,999	$21,460	$25,331
Apr 21	$26,431	$22,594	$26,782
May 21	$26,193	$22,679	$26,545
Jun 21	$27,419	$23,256	$27,786
Jul 21	$27,976	$23,696	$28,354
Aug 21	$28,827	$24,381	$29,222
Sep 21	$27,426	$23,263	$27,801
Oct 21	$29,553	$24,845	$29,959
Nov 21	$28,573	$24,499	$28,963
Dec 21	$29,232	$25,463	$29,633
Jan 22	$25,840	$23,953	$26,195
Feb 22	$25,441	$23,337	$25,791
Mar 22	$25,687	$24,107	$26,042
Apr 22	$23,111	$21,933	$23,430
May 22	$22,628	$21,884	$22,941
Jun 22	$20,788	$20,045	$21,077
Jul 22	$23,116	$21,925	$23,437
Aug 22	$22,258	$21,085	$22,565
Sep 22	$20,196	$19,127	$20,476
Oct 22	$21,565	$20,675	$21,863
Nov 22	$22,978	$21,798	$23,297
Dec 22	$21,675	$20,516	$21,977
Jan 23	$23,639	$21,919	$23,969
Feb 23	$23,185	$21,412	$23,508
Mar 23	$23,209	$22,033	$23,533
Apr 23	$22,766	$22,277	$23,083
May 23	$22,800	$22,377	$23,116
Jun 23	$24,629	$23,905	$24,973
Jul 23	$25,425	$24,741	$25,781
Aug 23	$24,539	$24,293	$24,883
Sep 23	$23,144	$23,143	$23,469
Oct 23	$21,859	$22,558	$22,166
Nov 23	$24,299	$24,679	$24,642
Dec 23	$26,187	$25,939	$26,556
Jan 24	$25,977	$26,275	$26,345
Feb 24	$27,904	$27,700	$28,302
Mar 24	$28,761	$28,595	$29,172
Apr 24	$27,056	$27,366	$27,443
May 24	$27,482	$28,658	$27,873
Jun 24	$27,633	$29,589	$28,028
Jul 24	$28,270	$30,058	$28,671
Aug 24	$28,960	$30,737	$29,375
Sep 24	$29,807	$31,383	$30,236
Oct 24	$29,709	$31,151	$30,138
Nov 24	$32,862	$33,164	$33,340
Dec 24	$30,898	$32,188	$31,348
Jan 25	$32,512	$33,196	$32,988
Feb 25	$31,284	$32,612	$31,744
Mar 25	$29,287	$30,697	$29,719
Apr 25	$29,498	$30,517	$29,936
May 25	$31,686	$32,465	$32,158
Jun 25	$32,980	$34,116	$33,473
Jul 25	$33,571	$34,889	$34,072
Aug 25	$33,704	$35,639	$34,205
Sep 25	$34,042	$36,878	$34,548
Oct 25	$33,894	$37,693	$34,397
Nov 25	$33,421	$37,782	$33,917
Dec 25	$32,982	$37,772	$33,472
Jan 26	$33,808	$38,337	$34,310
Feb 26	$34,822	$38,097	$35,342
Mar 26	$32,565	$36,193	$33,052
Apr 26	$36,384	$39,965	$36,930

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	23.35%	6.60%	13.79%
Morningstar US Market Index...
	30.96	12.08	14.86
Morningstar US Mid Cap Broad Growth Index (Spliced)...
	23.36	6.64	13.96

Key Fund statistics

Table Summary
Net Assets...
$3,488,744,946
Number of Portfolio Holdings...
274
Net Investment Advisory Fees...
$1,819,667
Portfolio Turnover Rate...
45%

The Morningstar US Mid Cap Broad Growth Index (Spliced) reflects the performance of the Morningstar US Mid Growth Index through March 21, 2021 and the Morningstar US Mid Cap Broad Growth Index thereafter, which reflect the times when each index was the underlying index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.4%
Industrials...
27.7
Financials...
9.7
Consumer Discretionary...
9.5
Health Care...
7.4
Materials...
4.7
Real Estate...
3.5
Utilities...
2.7
Communication Services...
2.7
Energy...
2.1
Consumer Staples...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Sandisk Corp...
2.2%
Seagate Technology Holdings plc...
2.2
Marvell Technology, Inc...
2.1
Corning, Inc...
1.8
Vertiv Holdings Co., Class A...
1.8
Quanta Services, Inc...
1.5
Howmet Aerospace, Inc...
1.4
Western Digital Corp...
1.3
Johnson Controls International plc...
1.3
Ciena Corp...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Mid-Cap Growth ETF

Annual Shareholder Report — April 30, 2026

IMCG-04/26-AR

iShares Morningstar Small-Cap Growth ETF

ISCG | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Morningstar Small-Cap Growth ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Growth ETF	$7	0.06%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 36.22%.

  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Small Cap Broad Growth Extended Index (Spliced) returned 36.24%.

What contributed to performance?

During the reporting period, small-cap industrials stocks contributed the most to the Fund’s performance. Aerospace and defense companies advanced on strong commercial aerospace demand, increased defense spending, and continued investment in space and next-generation flight technologies. Meanwhile, electrical equipment and building products companies gained amid continued investment in power grid modernization, electrification, communications infrastructure, and data center development. In the information technology sector, technology hardware, storage, and peripherals companies advanced as accelerating artificial intelligence (“AI”)-related infrastructure investment and growing data center network demand supported spending on optical connectivity, networking, and data center infrastructure solutions. Semiconductor stocks advanced on continued AI-related investment and improving demand trends. Biotechnology companies in the healthcare sector were encouraged by positive clinical trial results and increased merger-and-acquisition activity.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Fund	Morningstar US Market Index	Morningstar US Small Cap Broad Growth Extended Index (Spliced)
May 16	$10,306	$10,183	$10,309
Jun 16	$10,331	$10,204	$10,336
Jul 16	$10,976	$10,605	$10,981
Aug 16	$11,019	$10,628	$11,027
Sep 16	$11,059	$10,638	$11,067
Oct 16	$10,384	$10,416	$10,393
Nov 16	$11,141	$10,856	$11,152
Dec 16	$11,216	$11,063	$11,229
Jan 17	$11,527	$11,284	$11,542
Feb 17	$11,783	$11,709	$11,800
Mar 17	$11,858	$11,717	$11,876
Apr 17	$12,010	$11,840	$12,031
May 17	$12,169	$11,979	$12,192
Jun 17	$12,509	$12,076	$12,535
Jul 17	$12,671	$12,310	$12,700
Aug 17	$12,657	$12,339	$12,689
Sep 17	$13,178	$12,623	$13,212
Oct 17	$13,590	$12,906	$13,629
Nov 17	$13,884	$13,301	$13,927
Dec 17	$13,850	$13,439	$13,898
Jan 18	$14,405	$14,164	$14,453
Feb 18	$14,027	$13,641	$14,072
Mar 18	$14,327	$13,356	$14,372
Apr 18	$14,262	$13,398	$14,312
May 18	$15,230	$13,763	$15,287
Jun 18	$15,445	$13,852	$15,506
Jul 18	$15,588	$14,325	$15,652
Aug 18	$16,834	$14,817	$16,907
Sep 18	$16,612	$14,851	$16,686
Oct 18	$14,496	$13,772	$14,562
Nov 18	$14,699	$14,059	$14,769
Dec 18	$13,047	$12,760	$13,109
Jan 19	$14,702	$13,851	$14,775
Feb 19	$15,616	$14,334	$15,695
Mar 19	$15,574	$14,558	$15,656
Apr 19	$16,023	$15,142	$16,111
May 19	$14,891	$14,177	$14,975
Jun 19	$15,952	$15,169	$16,043
Jul 19	$16,282	$15,398	$16,376
Aug 19	$15,736	$15,103	$15,828
Sep 19	$15,239	$15,363	$15,330
Oct 19	$15,601	$15,691	$15,694
Nov 19	$16,540	$16,285	$16,642
Dec 19	$16,624	$16,744	$16,727
Jan 20	$16,596	$16,749	$16,704
Feb 20	$15,576	$15,377	$15,680
Mar 20	$13,049	$13,300	$13,140
Apr 20	$15,011	$15,057	$15,111
May 20	$16,637	$15,866	$16,747
Jun 20	$17,335	$16,224	$17,454
Jul 20	$18,246	$17,158	$18,367
Aug 20	$18,946	$18,398	$19,075
Sep 20	$18,605	$17,722	$18,737
Oct 20	$19,126	$17,330	$19,267
Nov 20	$21,722	$19,405	$21,884
Dec 20	$23,820	$20,243	$24,006
Jan 21	$24,891	$20,124	$25,086
Feb 21	$24,937	$20,725	$25,137
Mar 21	$23,547	$21,460	$23,729
Apr 21	$24,297	$22,594	$24,484
May 21	$23,680	$22,679	$23,869
Jun 21	$24,429	$23,256	$24,627
Jul 21	$23,740	$23,696	$23,934
Aug 21	$24,254	$24,381	$24,457
Sep 21	$23,258	$23,263	$23,456
Oct 21	$24,467	$24,845	$24,672
Nov 21	$23,116	$24,499	$23,309
Dec 21	$23,506	$25,463	$23,706
Jan 22	$20,640	$23,953	$20,813
Feb 22	$20,621	$23,337	$20,793
Mar 22	$20,943	$24,107	$21,114
Apr 22	$18,622	$21,933	$18,771
May 22	$18,158	$21,884	$18,301
Jun 22	$16,784	$20,045	$16,921
Jul 22	$18,622	$21,925	$18,773
Aug 22	$18,184	$21,085	$18,324
Sep 22	$16,508	$19,127	$16,634
Oct 22	$17,871	$20,675	$18,006
Nov 22	$18,307	$21,798	$18,444
Dec 22	$17,241	$20,516	$17,366
Jan 23	$19,175	$21,919	$19,304
Feb 23	$18,961	$21,412	$19,085
Mar 23	$18,670	$22,033	$18,787
Apr 23	$18,351	$22,277	$18,464
May 23	$18,435	$22,377	$18,545
Jun 23	$19,899	$23,905	$20,020
Jul 23	$20,800	$24,741	$20,926
Aug 23	$19,920	$24,293	$20,037
Sep 23	$18,611	$23,143	$18,716
Oct 23	$17,328	$22,558	$17,423
Nov 23	$19,042	$24,679	$19,144
Dec 23	$21,180	$25,939	$21,292
Jan 24	$20,521	$26,275	$20,626
Feb 24	$21,907	$27,700	$22,019
Mar 24	$22,501	$28,595	$22,615
Apr 24	$21,025	$27,366	$21,133
May 24	$21,968	$28,658	$22,082
Jun 24	$21,969	$29,589	$22,083
Jul 24	$23,282	$30,058	$23,401
Aug 24	$23,318	$30,737	$23,436
Sep 24	$23,724	$31,383	$23,842
Oct 24	$23,546	$31,151	$23,662
Nov 24	$26,027	$33,164	$26,155
Dec 24	$24,026	$32,188	$24,142
Jan 25	$24,983	$33,196	$25,106
Feb 25	$23,546	$32,612	$23,658
Mar 25	$21,921	$30,697	$22,025
Apr 25	$21,775	$30,517	$21,878
May 25	$23,062	$32,465	$23,172
Jun 25	$24,247	$34,116	$24,366
Jul 25	$24,831	$34,889	$24,955
Aug 25	$25,844	$35,639	$25,971
Sep 25	$26,510	$36,878	$26,641
Oct 25	$27,072	$37,693	$27,204
Nov 25	$27,254	$37,782	$27,386
Dec 25	$27,171	$37,772	$27,309
Jan 26	$28,082	$38,337	$28,222
Feb 26	$28,704	$38,097	$28,843
Mar 26	$26,915	$36,193	$27,045
Apr 26	$29,662	$39,965	$29,806

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	36.22%	4.07%	11.49%
Morningstar US Market Index...
	30.96	12.08	14.86
Morningstar US Small Cap Broad Growth Extended Index (Spliced)...
	36.24	4.01	11.54

Key Fund statistics

Table Summary
Net Assets...
$947,253,588
Number of Portfolio Holdings...
958
Net Investment Advisory Fees...
$467,148
Portfolio Turnover Rate...
43%

The Morningstar US Small Cap Broad Growth Extended Index (Spliced) reflects the performance of the Morningstar US Small Growth Index through March 21, 2021 and the Morningstar US Small Cap Broad Growth Extended Index thereafter, which reflect the times when each index was the underlying index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
26.7%
Information Technology...
20.7
Health Care...
15.3
Financials...
10.1
Consumer Discretionary...
9.6
Real Estate...
5.0
Materials...
3.9
Communication Services...
2.9
Energy...
2.6
Consumer Staples...
2.2
Utilities...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Lumentum Holdings, Inc...
2.1%
ATI, Inc...
0.7
ITT, Inc...
0.6
RBC Bearings, Inc...
0.6
Revolution Medicines, Inc...
0.6
MACOM Technology Solutions Holdings, Inc...
0.6
API Group Corp...
0.6
Lattice Semiconductor Corp...
0.6
Clean Harbors, Inc...
0.5
Sterling Infrastructure, Inc...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Small-Cap Growth ETF

Annual Shareholder Report — April 30, 2026

ISCG-04/26-AR

iShares Morningstar Small-Cap Value ETF

ISCV | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Morningstar Small-Cap Value ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Value ETF	$7	0.06%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 34.10%.

  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Small Cap Broad Value Extended Index (Spliced) returned 34.07%.

What contributed to performance?

During the reporting period, small-cap value financials stocks were the largest contributors to the Fund’s performance. Regional banks were supported by resilient credit conditions, stabilizing deposit trends, and improving investor sentiment toward the banking sector. Financial services firms also advanced, benefiting from healthy underwriting conditions, steady capital markets activity, and improving demand for advisory and wealth management services. Industrials stocks benefited from U.S. reshoring initiatives, infrastructure-related spending, and strong demand across aerospace and defense markets. Capital goods, electrical equipment, and transportation-related companies gained due to increased investment in manufacturing capacity, supply chain modernization, and data center infrastructure build-outs. The energy sector gained as oil prices rose sharply due to Middle East tensions and supply concerns at the Strait of Hormuz.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Fund	Morningstar US Market Index	Morningstar US Small Cap Broad Value Extended Index (Spliced)
May 16	$10,072	$10,183	$10,074
Jun 16	$10,008	$10,204	$10,009
Jul 16	$10,477	$10,605	$10,486
Aug 16	$10,664	$10,628	$10,677
Sep 16	$10,765	$10,638	$10,775
Oct 16	$10,405	$10,416	$10,415
Nov 16	$11,681	$10,856	$11,696
Dec 16	$11,929	$11,063	$11,947
Jan 17	$12,086	$11,284	$12,106
Feb 17	$12,269	$11,709	$12,293
Mar 17	$12,094	$11,717	$12,121
Apr 17	$12,058	$11,840	$12,084
May 17	$11,538	$11,979	$11,566
Jun 17	$11,854	$12,076	$11,885
Jul 17	$11,995	$12,310	$12,027
Aug 17	$11,729	$12,339	$11,765
Sep 17	$12,409	$12,623	$12,450
Oct 17	$12,398	$12,906	$12,444
Nov 17	$12,798	$13,301	$12,850
Dec 17	$12,893	$13,439	$12,950
Jan 18	$13,037	$14,164	$13,099
Feb 18	$12,195	$13,641	$12,251
Mar 18	$12,220	$13,356	$12,279
Apr 18	$12,326	$13,398	$12,391
May 18	$12,946	$13,763	$13,017
Jun 18	$13,045	$13,852	$13,120
Jul 18	$13,306	$14,325	$13,386
Aug 18	$13,572	$14,817	$13,658
Sep 18	$13,279	$14,851	$13,364
Oct 18	$12,092	$13,772	$12,171
Nov 18	$12,262	$14,059	$12,345
Dec 18	$10,727	$12,760	$10,799
Jan 19	$12,067	$13,851	$12,153
Feb 19	$12,431	$14,334	$12,524
Mar 19	$12,056	$14,558	$12,146
Apr 19	$12,552	$15,142	$12,651
May 19	$11,360	$14,177	$11,451
Jun 19	$12,073	$15,169	$12,173
Jul 19	$12,121	$15,398	$12,226
Aug 19	$11,256	$15,103	$11,366
Sep 19	$11,837	$15,363	$11,958
Oct 19	$12,043	$15,691	$12,167
Nov 19	$12,401	$16,285	$12,532
Dec 19	$12,816	$16,744	$12,955
Jan 20	$12,230	$16,749	$12,365
Feb 20	$10,944	$15,377	$11,070
Mar 20	$7,726	$13,300	$7,815
Apr 20	$8,905	$15,057	$9,010
May 20	$9,285	$15,866	$9,395
Jun 20	$9,402	$16,224	$9,522
Jul 20	$9,584	$17,158	$9,708
Aug 20	$10,088	$18,398	$10,222
Sep 20	$9,676	$17,722	$9,808
Oct 20	$10,021	$17,330	$10,160
Nov 20	$12,059	$19,405	$12,230
Dec 20	$12,901	$20,243	$13,086
Jan 21	$13,116	$20,124	$13,306
Feb 21	$14,589	$20,725	$14,804
Mar 21	$15,498	$21,460	$15,728
Apr 21	$16,110	$22,594	$16,340
May 21	$16,599	$22,679	$16,844
Jun 21	$16,289	$23,256	$16,522
Jul 21	$15,777	$23,696	$15,996
Aug 21	$16,103	$24,381	$16,332
Sep 21	$15,824	$23,263	$16,053
Oct 21	$16,370	$24,845	$16,605
Nov 21	$15,889	$24,499	$16,118
Dec 21	$16,663	$25,463	$16,907
Jan 22	$16,006	$23,953	$16,242
Feb 22	$16,303	$23,337	$16,542
Mar 22	$16,530	$24,107	$16,775
Apr 22	$15,434	$21,933	$15,666
May 22	$15,820	$21,884	$16,057
Jun 22	$14,230	$20,045	$14,442
Jul 22	$15,612	$21,925	$15,844
Aug 22	$15,086	$21,085	$15,308
Sep 22	$13,516	$19,127	$13,716
Oct 22	$15,259	$20,675	$15,488
Nov 22	$15,965	$21,798	$16,206
Dec 22	$14,914	$20,516	$15,140
Jan 23	$16,531	$21,919	$16,777
Feb 23	$16,123	$21,412	$16,359
Mar 23	$15,038	$22,033	$15,249
Apr 23	$14,787	$22,277	$14,993
May 23	$14,281	$22,377	$14,478
Jun 23	$15,637	$23,905	$15,853
Jul 23	$16,748	$24,741	$16,979
Aug 23	$15,953	$24,293	$16,170
Sep 23	$15,113	$23,143	$15,319
Oct 23	$14,178	$22,558	$14,370
Nov 23	$15,525	$24,679	$15,733
Dec 23	$17,367	$25,939	$17,603
Jan 24	$16,677	$26,275	$16,903
Feb 24	$17,124	$27,700	$17,356
Mar 24	$18,041	$28,595	$18,290
Apr 24	$16,835	$27,366	$17,069
May 24	$17,609	$28,658	$17,856
Jun 24	$17,166	$29,589	$17,409
Jul 24	$18,863	$30,058	$19,134
Aug 24	$18,693	$30,737	$18,961
Sep 24	$18,907	$31,383	$19,179
Oct 24	$18,735	$31,151	$19,006
Nov 24	$20,546	$33,164	$20,843
Dec 24	$18,961	$32,188	$19,236
Jan 25	$19,564	$33,196	$19,850
Feb 25	$18,882	$32,612	$19,158
Mar 25	$17,833	$30,697	$18,095
Apr 25	$17,050	$30,517	$17,297
May 25	$17,867	$32,465	$18,127
Jun 25	$18,576	$34,116	$18,848
Jul 25	$18,871	$34,889	$19,147
Aug 25	$20,176	$35,639	$20,465
Sep 25	$20,248	$36,878	$20,536
Oct 25	$20,148	$37,693	$20,434
Nov 25	$20,797	$37,782	$21,092
Dec 25	$20,953	$37,772	$21,252
Jan 26	$21,941	$38,337	$22,253
Feb 26	$22,363	$38,097	$22,678
Mar 26	$21,340	$36,193	$21,642
Apr 26	$22,865	$39,965	$23,190

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	34.10%	7.25%	8.62%
Morningstar US Market Index...
	30.96	12.08	14.86
Morningstar US Small Cap Broad Value Extended Index (Spliced)...
	34.07	7.25	8.78

Key Fund statistics

Table Summary
Net Assets...
$650,956,857
Number of Portfolio Holdings...
1,078
Net Investment Advisory Fees...
$327,217
Portfolio Turnover Rate...
43%

The Morningstar US Small Cap Broad Value Extended Index (Spliced) reflects the performance of the Morningstar US Small Value Index  through March 21, 2021 and the Morningstar US Small Cap Broad Value Extended Index thereafter, which reflect the times when each index was the underlying index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.6%
Industrials...
13.1
Consumer Discretionary...
12.8
Health Care...
10.9
Real Estate...
9.1
Materials...
7.1
Energy...
7.0
Information Technology...
6.3
Consumer Staples...
3.9
Utilities...
3.9
Communication Services...
2.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
CF Industries Holdings, Inc...
0.6%
Ovintiv, Inc...
0.6
TD SYNNEX Corp...
0.6
Viatris, Inc...
0.6
Alcoa Corp...
0.5
Annaly Capital Management, Inc...
0.5
Moderna, Inc...
0.5
Everest Group Ltd...
0.5
Host Hotels & Resorts, Inc...
0.5
APA Corp...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Small-Cap Value ETF

Annual Shareholder Report — April 30, 2026

ISCV-04/26-AR

iShares Select U.S. REIT ETF

ICF | Cboe BZX Exchange

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Select U.S. REIT ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select U.S. REIT ETF	$34	0.32%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 14.13%.

  For the same period, the S&P Total Market Index returned 31.37% and the Cohen & Steers Realty Majors Index returned 14.51%.

What contributed to performance?

During the reporting period, healthcare real estate investment trusts (“REITs”) contributed the most to the Fund’s return, driven by strong demand for senior housing, as aging demographics and limited new supply boosted occupancy and rental income. Data center REITs benefited as accelerating artificial intelligence and cloud computing demand increased the need for data center capacity. Industrial REITs also supported performance, particularly those that own, develop, and manage warehouses, helped by higher rental income, e-commerce growth, and improving leasing activity.

What detracted from performance?

Telecom towers REITs were the largest detractors from the Fund’s return during the reporting period, as reduced capital spending by major wireless carriers tempered leasing activity and slowed revenue growth. Residential REITs also detracted. Although the U.S. Federal Reserve cut policy rates during the reporting period, borrowing costs remained elevated amid persistent inflation, which weighed on valuations for multi-family residential REITs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Cohen & Steers Realty Majors Index
May 16	$10,218	$10,179	$10,220
Jun 16	$10,906	$10,199	$10,914
Jul 16	$11,261	$10,605	$11,273
Aug 16	$10,818	$10,633	$10,831
Sep 16	$10,640	$10,653	$10,657
Oct 16	$10,024	$10,419	$10,040
Nov 16	$9,799	$10,882	$9,816
Dec 16	$10,262	$11,094	$10,284
Jan 17	$10,234	$11,309	$10,259
Feb 17	$10,604	$11,726	$10,633
Mar 17	$10,365	$11,736	$10,397
Apr 17	$10,358	$11,858	$10,392
May 17	$10,392	$11,979	$10,430
Jun 17	$10,589	$12,089	$10,631
Jul 17	$10,689	$12,317	$10,735
Aug 17	$10,683	$12,340	$10,731
Sep 17	$10,614	$12,641	$10,665
Oct 17	$10,520	$12,915	$10,573
Nov 17	$10,805	$13,307	$10,862
Dec 17	$10,770	$13,441	$10,831
Jan 18	$10,349	$14,154	$10,410
Feb 18	$9,610	$13,630	$9,668
Mar 18	$10,009	$13,360	$10,072
Apr 18	$10,081	$13,408	$10,148
May 18	$10,334	$13,786	$10,406
Jun 18	$10,802	$13,877	$10,880
Jul 18	$10,902	$14,342	$10,985
Aug 18	$11,203	$14,840	$11,291
Sep 18	$10,913	$14,864	$11,002
Oct 18	$10,751	$13,763	$10,841
Nov 18	$11,359	$14,038	$11,459
Dec 18	$10,506	$12,729	$10,601
Jan 19	$11,629	$13,825	$11,737
Feb 19	$11,784	$14,311	$11,896
Mar 19	$12,289	$14,517	$12,409
Apr 19	$12,268	$15,095	$12,392
May 19	$12,401	$14,120	$12,530
Jun 19	$12,532	$15,110	$12,666
Jul 19	$12,720	$15,332	$12,860
Aug 19	$13,251	$15,023	$13,400
Sep 19	$13,416	$15,282	$13,571
Oct 19	$13,389	$15,606	$13,548
Nov 19	$13,175	$16,197	$13,334
Dec 19	$13,183	$16,663	$13,347
Jan 20	$13,357	$16,642	$13,526
Feb 20	$12,460	$15,280	$12,622
Mar 20	$10,397	$13,170	$10,536
Apr 20	$11,274	$14,916	$11,429
May 20	$11,368	$15,717	$11,538
Jun 20	$11,533	$16,079	$11,708
Jul 20	$12,027	$16,988	$12,212
Aug 20	$12,042	$18,208	$12,231
Sep 20	$11,715	$17,538	$11,902
Oct 20	$11,331	$17,165	$11,515
Nov 20	$12,214	$19,263	$12,417
Dec 20	$12,469	$20,127	$12,680
Jan 21	$12,418	$20,062	$12,632
Feb 21	$12,647	$20,704	$12,869
Mar 21	$13,431	$21,425	$13,669
Apr 21	$14,556	$22,525	$14,818
May 21	$14,726	$22,627	$14,995
Jun 21	$15,256	$23,201	$15,542
Jul 21	$16,001	$23,600	$16,304
Aug 21	$16,394	$24,275	$16,709
Sep 21	$15,325	$23,173	$15,624
Oct 21	$16,481	$24,730	$16,805
Nov 21	$16,340	$24,365	$16,668
Dec 21	$17,955	$25,291	$18,320
Jan 22	$16,413	$23,772	$16,752
Feb 22	$15,598	$23,175	$15,923
Mar 22	$16,808	$23,926	$17,164
Apr 22	$16,205	$21,768	$16,552
May 22	$15,428	$21,724	$15,763
Jun 22	$14,436	$19,897	$14,754
Jul 22	$15,624	$21,764	$15,973
Aug 22	$14,712	$20,942	$15,045
Sep 22	$12,866	$18,989	$13,161
Oct 22	$13,096	$20,539	$13,400
Nov 22	$13,943	$21,623	$14,270
Dec 22	$13,269	$20,352	$13,584
Jan 23	$14,556	$21,771	$14,906
Feb 23	$13,674	$21,267	$14,006
Mar 23	$13,512	$21,826	$13,846
Apr 23	$13,562	$22,045	$13,900
May 23	$12,920	$22,141	$13,246
Jun 23	$13,580	$23,658	$13,926
Jul 23	$13,795	$24,510	$14,151
Aug 23	$13,319	$24,030	$13,666
Sep 23	$12,397	$22,880	$12,724
Oct 23	$12,069	$22,264	$12,392
Nov 23	$13,567	$24,353	$13,935
Dec 23	$14,646	$25,656	$15,047
Jan 24	$13,985	$25,939	$14,373
Feb 24	$14,290	$27,349	$14,692
Mar 24	$14,461	$28,233	$14,871
Apr 24	$13,332	$26,988	$13,714
May 24	$14,057	$28,269	$14,467
Jun 24	$14,429	$29,147	$14,853
Jul 24	$15,286	$29,683	$15,740
Aug 24	$16,259	$30,319	$16,746
Sep 24	$16,738	$30,943	$17,244
Oct 24	$16,161	$30,722	$16,655
Nov 24	$16,794	$32,769	$17,312
Dec 24	$15,422	$31,781	$15,902
Jan 25	$15,531	$32,755	$16,018
Feb 25	$16,214	$32,136	$16,728
Mar 25	$15,827	$30,233	$16,333
Apr 25	$15,711	$30,026	$16,218
May 25	$15,904	$31,949	$16,420
Jun 25	$15,829	$33,586	$16,347
Jul 25	$15,587	$34,352	$16,101
Aug 25	$15,951	$35,132	$16,481
Sep 25	$16,051	$36,345	$16,590
Oct 25	$15,761	$37,145	$16,296
Nov 25	$16,017	$37,203	$16,564
Dec 25	$15,721	$37,201	$16,262
Jan 26	$16,129	$37,781	$16,690
Feb 26	$17,420	$37,574	$18,030
Mar 26	$16,356	$35,719	$16,934
Apr 26	$17,931	$39,443	$18,571

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	14.13%	4.26%	6.01%
S&P Total Market Index...
	31.37	11.86	14.71
Cohen & Steers Realty Majors Index...
	14.51	4.62	6.39

Key Fund statistics

Table Summary
Net Assets...
$2,110,764,816
Number of Portfolio Holdings...
32
Net Investment Advisory Fees...
$6,185,118
Portfolio Turnover Rate...
17%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
44.5%
Residential REITs...
16.6
Retail REITs...
14.7
Health Care REITs...
12.3
Industrial REITs...
9.1
Hotel & Resort REITs...
1.7
Office REITs...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Equinix, Inc...
9.3%
Welltower, Inc...
8.2
Prologis, Inc...
7.7
American Tower Corp...
7.5
Simon Property Group, Inc...
5.8
Digital Realty Trust, Inc...
4.9
Public Storage...
4.6
Realty Income Corp...
4.2
Ventas, Inc...
4.1
Crown Castle, Inc...
3.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC or Cohen & Steers Capital Management, Inc. and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Select U.S. REIT ETF

Annual Shareholder Report — April 30, 2026

ICF-04/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the six series of the registrant for which the fiscal year-end is April 30, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $79,800 for the fiscal year ended April 30, 2025 and $79,800 for the fiscal year ended April 30, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2025 and April 30, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $58,200 for the fiscal year ended April 30, 2025 and $58,200 for the fiscal year ended April 30, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended April 30, 2025 and April 30, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $58,200 for the fiscal year ended April 30, 2025 and $58,200 for the fiscal year ended April 30, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b) Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
APRIL 30, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Select U.S. REIT ETF | ICF | Cboe BZX Exchange

Table of Contents
Page
2

Schedule of Investments
April 30, 2026
iShares
®
Select U.S. REIT ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 12.3%
Ventas, Inc. ........................ 979,109 $ 86,024,517
Welltower, Inc. ....................... 795,837 172,967,213
258,991,730
Hotel & Resort REITs — 1.6%
Host Hotels & Resorts, Inc. .............. 1,650,646 34,878,150
Industrial REITs — 9.1%
EastGroup Properties, Inc. .............. 146,141 29,403,569
Prologis, Inc. ........................ 1,138,520 161,692,611
191,096,180
Office REITs — 1.1%
BXP, Inc. .......................... 412,336 24,105,162
Residential REITs — 16.7%
American Homes 4 Rent , Class A .......... 896,314 28,538,638
AvalonBay Communities, Inc. ............ 313,788 57,423,204
Equity LifeStyle Properties, Inc. ........... 496,734 31,438,295
Equity Residential .................... 782,362 51,150,827
Essex Property Trust, Inc. ............... 154,227 40,594,089
Invitation Homes, Inc. .................. 1,386,936 39,902,149
Mid-America Apartment Communities, Inc. .... 285,101 36,829,347
Sun Communities, Inc. ................. 287,056 36,697,239
UDR, Inc. .......................... 797,223 28,971,084
351,544,872
Retail REITs — 14.7%
Federal Realty Investment Trust ........... 230,703 25,584,963
Kimco Realty Corp. ................... 1,667,359 39,416,367
Realty Income Corp. ................... 1,387,081 89,106,083
Regency Centers Corp. ................ 424,787 33,069,668
Simon Property Group, Inc. .............. 604,490 123,140,658
310,317,739
Specialized REITs — 44.5%
American Tower Corp. ................. 866,839 158,380,154
Crown Castle, Inc. .................... 917,940 81,494,713
Digital Realty Trust, Inc. ................ 511,042 102,688,780
Equinix, Inc. ........................ 181,805 196,863,908
Extra Space Storage, Inc. ............... 457,470 65,569,175
Iron Mountain, Inc. .................... 641,555 80,829,514
Lamar Advertising Co. , Class A ........... 228,582 31,507,743
Public Storage ....................... 323,852 97,949,037
SBA Communications Corp. , Class A ........ 247,223 54,685,728
VICI Properties, Inc. , Class A ............. 2,341,932 68,384,414
938,353,166
Total Long-Term Investments — 100 .0%
(Cost: $ 1,785,000,801 ) ............................ 2,109,286,999
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 2,855,932 $ 2,855,932
Total Short-Term Securities — 0 .1%
(Cost: $ 2,855,932 ) ............................... 2,855,932
Total Investments — 100 .1%
(Cost: $ 1,787,856,733 ) ............................ 2,112,142,931
Liabilities in Excess of Other Assets — (0.1) % ............. (1,378,115)
Net Assets — 100.0% ...............................
$ 2,110,764,816
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Select U.S. REIT ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ — $ — $ — $ — — $ 1,295
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,329,894 — (473,962)
(c)
— — 2,855,932 2,855,932 144,188 —
$ — $ — $ 2,855,932 $ 145,483 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 33 06/18/26 $ 1,286 $ 109,525
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 109,525 $ — $ — $ — $ 109,525
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 130,570 $ — $ — $ — $ 130,570
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 12,066 $ — $ — $ — $ 12,066
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,027,308

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Select U.S. REIT ETF
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,109,286,999 $ — $ — $ 2,109,286,999
Short-Term Securities
Money Market Funds ...................................... 2,855,932 — — 2,855,932
$ 2,112,142,931 $ — $ — $ 2,112,142,931
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 109,525 $ — $ — $ 109,525
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

April 30, 2026
2026
iShares Annual Financial Statements and Additional Information
6
iShares Select
U.S. REIT ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 2,109,286,999
Investments, at value — affiliated
(b)
.......................................................................................... 2,855,932
Cash pledged:
Futures contracts .................................................................................................... 172,000
Receivables: –
Dividends — unaffiliated ............................................................................................... 375,808
Dividends — affiliated ................................................................................................. 10,221
Variation margin on futures contracts ....................................................................................... 39,533
Total a ssets .........................................................................................................
2,112,740,493
LIABILITIES
Bank overdraft ........................................................................................................ 4,951
Payables: –
Investments purchased ................................................................................................ 1,432,885
Capital shares redeemed ............................................................................................... 5,162
Investment advisory fees ............................................................................................... 532,679
Total li abilities ........................................................................................................
1,975,677
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 2,110,764,816
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 2,022,697,608
Accumulated earnings .................................................................................................. 88,067,208
NET ASSETS ........................................................................................................
$ 2,110,764,816
NET ASSET VALUE
Shares outstanding ....................................................................................................
31,100,000
Net asset value .......................................................................................................
$ 67.87
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,785,000,801
(b)
  Investments, at cost — affiliated ................................................................................... $ 2,855,932
See notes to financial statements.

Statement of Operations
Year Ended April 30, 2026
7
Statement of Operations
See notes to financial statements.
iShares Select
U.S. REIT ETF
INVESTMENT INCOME –
Dividends — unaffiliated .............................................................................................. $ 63,109,180
Dividends — affiliated ................................................................................................ 144,188
Interest — unaffiliated ................................................................................................ 149,568
Securities lending income — affiliated — net ................................................................................ 1,295
Total investment income ................................................................................................
63,404,231
EXPENSES
Investment advisory ................................................................................................. 6,185,118
Interest expense ................................................................................................... 53
Total expenses ......................................................................................................
6,185,171
Net investment income .................................................................................................
57,219,060
REALIZED AND UNREALIZED GAIN (LOSS) $ 209,586,635
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (13,833,576)
Futures contracts ................................................................................................. 130,570
In-kind redemptions — unaffiliated
(a)
.................................................................................... 34,995,196
21,292,190
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 188,282,377
Futures contracts ................................................................................................. 12,066
188,294,443
Net realized and unrealized gain ..........................................................................................
209,586,633
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 266,805,693
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2026
iShares Annual Financial Statements and Additional Information
8
See notes to financial statements.
iShares Select U.S. REIT ETF
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 57,219,060 $ 56,635,800
Net realized gain .................................................................................. 21,292,190 71,217,925
Net change in unrealized appreciation (depreciation) .......................................................... 188,294,443 213,522,804
Net increase in net assets resulting from operations .............................................................
266,805,693 341,376,529
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(52,325,556) (54,203,831)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(49,811,288) (269,448,941)
NET ASSETS
Total increase in net assets ............................................................................. 164,668,849 17,723,757
Beginning of year ....................................................................................
1,946,095,967 1,928,372,210
End of year ........................................................................................
$ 2,110,764,816 $ 1,946,095,967
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
iShares Select U.S. REIT ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .................................
$ 61.10  $ 53.20  $ 55.74  $ 68.41  $ 62.62
Net investment income
(a)
........................................
1 .81  1 .67  1 .70  1 .62  1 .01
Net realized and unrealized gain (loss)
(b)
..............................
6.61  7.83  (2.63) (12.80) 6.10
Net increase (decrease) from investment operations ....................... 8.42  9.50  (0.93) (11.18) 7.11
Distributions from net investment income
(c)
........................... (1.65) (1.60) (1.61) (1.49) (1.32)
Net asset value, end of year ...................................... $ 67.87  $ 61.10  $ 53.20  $ 55.74  $ 68.41
Total Return
(d)
Based on net asset value ......................................... 14.13% 17.84% (1.70)% (16.31)% 11.33%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.32% 0.32% 0.33% 0.33% 0.32%
Net investment income ...........................................
2.93% 2.74% 3.10% 2.77% 1.46%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,110,765  $ 1,946,096  $ 1,928,372  $ 2,277,133  $ 2,753,437
Portfolio turnover rate
(f)
........................................... 17% 17% 16% 12% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2026
iShares Annual Financial Statements and Additional Information
10
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or
iShares ETF
Diversification
Classification
Select U.S. REIT ..................................................................................................... Non-diversified

Notes to Financial Statements
(continued)
11
Notes to Financial Statements
market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
12
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended April
30, 2026, the Fund paid BTC $456 for securities lending agent services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.350000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.332500
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.315875
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.300081
Over $ 281 billion .................................................................................................. 0.285077

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2026, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and undistributed capital gains from underlying REIT investments.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Select U.S. REIT ...................................................................... $ 16,063,117 $ 8,860,304 $ (1,018,145)
iShares ETF Purchases Sales
Select U.S. REIT ...................................................................................... $ 341,213,185 $ 323,917,719
iShares ETF
In-kind
Purchases
In-kind
Sales
Select U.S. REIT ...................................................................................... $ 81,804,259 $ 131,485,049
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Select U.S. REIT ........................................................................... $ 34,900,763 $ (34,900,763)
iShares ETF
Year Ended
04/30/26
Year Ended
04/30/25
Select U.S. REIT
Ordinary income ...................................................................................... $ 52,325,556 $ 54,203,831
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Select U.S. REIT ......................................................... $ 15,928,609 $ (238,550,488) $ 310,689,087 $ 88,067,208

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
14
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Select U.S. REIT .................................................. $ 1,801,401,407 $ 438,615,474 $ (127,873,950) $ 310,741,524

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/26
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
Select U.S. REIT
Shares sold 1,350,000 $ 82,114,890 1,050,000 $ 65,379,455
Shares redeemed
(2,100,000) (131,926,178) (5,450,000) (334,828,396)
(750,000) $ (49,811,288) (4,400,000) $ (269,448,941)

Report of Independent Registered Public Accounting Firm
2026
iShares Annual Financial Statements and Additional Information
16
To the Board of Trustees of
iShares Trust and Shareholders of iShares Select U.S. REIT ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Select U.S. REIT ETF (one of the funds constituting
iShares Trust, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended
April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
17
Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2026:
iShares ETF
Qualified Dividend
Income
Select U.S. REIT ................................................................................................... $ 1,397,959
iShares ETF
Qualified Business
Income
Select U.S. REIT ................................................................................................... $ 55,422,026

Additional Information
2026
iShares Annual Financial Statements and Additional Information
18
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
19
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management,
Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Morningstar Growth ETF | ILCG | NYSE Arca
iShares Morningstar Mid-Cap ETF | IMCB | NYSE Arca
iShares Morningstar Mid-Cap Growth ETF | IMCG | NYSE Arca
iShares Morningstar Small-Cap Growth ETF | ISCG | NYSE Arca
iShares Morningstar Small-Cap Value ETF | ISCV | NYSE Arca

Table of Contents
Page

Schedule of Investments
April 30, 2026
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
AeroVironment, Inc.
(a)
.................. 3,521 $ 686,665
Axon Enterprise, Inc.
(a)
................. 7,116 2,858,924
BWX Technologies, Inc. ................ 8,546 1,849,269
Carpenter Technology Corp. ............. 4,446 1,903,777
Curtiss-Wright Corp. ................... 3,463 2,494,053
GE Aerospace ....................... 98,497 28,557,235
HEICO Corp. ....................... 3,997 1,078,870
HEICO Corp. , Class A .................. 7,282 1,522,084
Howmet Aerospace, Inc. ................ 36,572 8,888,459
L3Harris Technologies, Inc. .............. 11,173 3,581,505
Rocket Lab Corp.
(a)
................... 45,942 3,790,674
Textron, Inc. ........................ 5,261 504,846
TransDigm Group, Inc. ................. 5,309 6,158,334
Woodward, Inc. ...................... 5,527 2,006,246
65,880,941
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. ............ 10,981 1,996,456
Automobiles — 1.9%
Tesla, Inc.
(a)
......................... 148,888 56,820,128
Banks — 0.1%
Citizens Financial Group, Inc. ............ 13,468 876,093
First Citizens BancShares, Inc. , Class A ...... 331 656,645
1,532,738
Beverages — 0.1%
Monster Beverage Corp.
(a)
............... 39,368 3,034,092
Biotechnology — 0.4%
(a)
Alnylam Pharmaceuticals, Inc. ............ 11,982 3,708,309
Insmed, Inc. ........................ 19,605 2,672,750
Natera, Inc. ......................... 12,716 2,621,531
Summit Therapeutics, Inc.
(b)
.............. 9,952 213,570
Vertex Pharmaceuticals, Inc. ............. 8,317 3,554,519
12,770,679
Broadline Retail — 6.0%
Amazon.com, Inc.
(a)
................... 626,941 166,176,981
Coupang, Inc. , Class A
(a)
................ 87,215 1,742,556
eBay, Inc. .......................... 11,610 1,201,403
MercadoLibre, Inc.
(a)
................... 2,859 5,125,129
174,246,069
Building Products — 0.7%
Allegion plc ......................... 4,345 597,351
Carlisle Cos., Inc. .................... 2,363 839,479
Carrier Global Corp. ................... 35,607 2,391,722
Johnson Controls International plc ......... 57,625 8,414,979
Lennox International, Inc. ............... 3,088 1,651,740
Trane Technologies plc ................. 11,250 5,541,075
19,436,346
Capital Markets — 2.1%
Ameriprise Financial, Inc. ............... 4,202 1,995,068
Ares Management Corp. , Class A .......... 18,985 2,228,839
Bank of New York Mellon Corp. (The) ....... 33,925 4,558,502
Blackstone, Inc. , Class A ................ 41,112 5,162,845
Charles Schwab Corp. (The) ............. 81,645 7,481,948
Coinbase Global, Inc. , Class A
(a) (b)
.......... 21,264 3,992,741
Interactive Brokers Group, Inc. , Class A ...... 41,509 3,299,966
KKR & Co., Inc. ...................... 25,906 2,703,032
LPL Financial Holdings, Inc. .............. 7,501 2,506,309
Moody's Corp. ....................... 14,581 6,734,235
MSCI, Inc. , Class A ................... 6,686 3,954,167
Security
Shares
Shares Value
Capital Markets (continued)
Nasdaq, Inc. ........................ 34,977 $ 3,214,736
Northern Trust Corp. ................... 6,901 1,147,912
Raymond James Financial, Inc. ........... 10,029 1,587,791
Robinhood Markets, Inc. , Class A
(a)
......... 70,643 5,149,168
S&P Global, Inc. ..................... 11,945 5,151,043
60,868,302
Chemicals — 0.4%
Corteva, Inc. ........................ 28,798 2,332,926
Ecolab, Inc. ........................ 23,641 6,160,845
RPM International, Inc. ................. 4,700 478,883
Sherwin-Williams Co. (The) .............. 6,658 2,141,279
11,113,933
Commercial Services & Supplies — 0.5%
Cintas Corp. ........................ 32,325 5,647,501
Copart, Inc.
(a)
....................... 78,799 2,609,035
Republic Services, Inc. , Class A ........... 18,868 3,947,563
Rollins, Inc. ......................... 27,896 1,554,644
Veralto Corp. ........................ 14,006 1,235,329
14,994,072
Communications Equipment — 1.1%
Arista Networks, Inc.
(a)
................. 96,664 16,694,839
Ciena Corp.
(a)
....................... 13,296 7,014,704
F5, Inc.
(a)
.......................... 1,740 563,586
Motorola Solutions, Inc. ................ 15,741 6,910,771
31,183,900
Construction & Engineering — 0.8%
AECOM ........................... 8,378 704,590
Comfort Systems USA, Inc. .............. 3,313 6,096,748
EMCOR Group, Inc. ................... 4,163 3,712,022
MasTec, Inc.
(a)
....................... 3,669 1,445,770
Quanta Services, Inc. .................. 13,847 10,077,431
22,036,561
Construction Materials — 0.3%
CRH plc ........................... 36,152 4,281,120
Martin Marietta Materials, Inc. ............ 3,113 1,927,165
Vulcan Materials Co. .................. 12,498 3,771,146
9,979,431
Consumer Finance — 0.4%
American Express Co. ................. 24,753 7,996,457
SoFi Technologies, Inc.
(a)
................ 116,710 1,879,031
Synchrony Financial ................... 13,631 1,038,682
10,914,170
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc. ............. 3,408 2,801,887
Costco Wholesale Corp. ................ 23,121 23,456,948
US Foods Holding Corp.
(a) (b)
.............. 8,678 811,306
Walmart, Inc. ........................ 125,116 16,506,554
43,576,695
Containers & Packaging — 0.1%
International Paper Co. ................. 30,585 930,396
Packaging Corp. of America ............. 2,970 633,946
1,564,342
Diversified Telecommunication Services — 0.1%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 22,430 1,657,577
Electric Utilities — 0.3%
Constellation Energy Corp. .............. 17,864 5,591,432
Entergy Corp. ....................... 15,566 1,835,387
NRG Energy, Inc. ..................... 8,415 1,309,206

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PPL Corp. ......................... 20,951 $ 784,405
9,520,430
Electrical Equipment — 2.4%
AMETEK, Inc. ....................... 21,681 5,105,876
Bloom Energy Corp. , Class A
(a)
............ 24,666 6,989,358
Eaton Corp. plc ...................... 17,528 7,589,799
Emerson Electric Co. .................. 31,035 4,358,555
GE Vernova, Inc. ..................... 25,363 27,479,796
Hubbell, Inc. , Class B .................. 5,015 2,548,473
nVent Electric plc ..................... 15,198 2,171,794
Rockwell Automation, Inc. ............... 6,978 2,853,374
Vertiv Holdings Co. , Class A ............. 35,231 11,573,031
70,670,056
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp. , Class A ............... 114,776 16,903,062
Coherent Corp.
(a)
..................... 16,578 5,300,152
Corning, Inc. ........................ 70,809 11,629,670
Fabrinet
(a) (b)
......................... 3,401 2,324,482
Flex Ltd.
(a)
.......................... 19,782 1,811,042
Jabil, Inc. .......................... 5,423 1,830,208
Keysight Technologies, Inc.
(a)
............. 10,704 3,745,437
TE Connectivity plc ................... 17,286 3,658,755
Teledyne Technologies, Inc.
(a)
............. 2,658 1,716,669
Zebra Technologies Corp. , Class A
(a)
........ 2,771 626,966
49,546,443
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 51,796 3,608,627
TechnipFMC plc ...................... 10,386 784,870
4,393,497
Entertainment — 0.4%
Electronic Arts, Inc. ................... 6,472 1,309,738
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 2,058 162,993
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 19,825 1,703,959
Live Nation Entertainment, Inc.
(a)
.......... 13,581 2,144,983
ROBLOX Corp. , Class A
(a)
............... 59,118 3,266,861
Take-Two Interactive Software, Inc.
(a)
........ 15,988 3,417,595
TKO Group Holdings, Inc. , Class A ......... 3,652 679,601
12,685,730
Financial Services — 2.8%
Affirm Holdings, Inc. , Class A
(a)
............ 25,319 1,627,505
Apollo Global Management, Inc. ........... 16,900 2,175,368
Block, Inc. , Class A
(a)
.................. 35,917 2,532,508
Corpay, Inc.
(a)
....................... 2,815 862,713
Fidelity National Information Services, Inc. .... 13,023 605,960
Mastercard, Inc. , Class A ................ 76,431 38,438,679
PayPal Holdings, Inc. .................. 37,210 1,865,709
Toast, Inc. , Class A
(a)
.................. 49,116 1,400,788
Visa, Inc. , Class A .................... 94,151 31,054,766
80,563,996
Food Products — 0.0%
McCormick & Co., Inc. (Non-Voting) , NVS .... 5,988 304,430
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 5,154 979,157
Ground Transportation — 0.5%
JB Hunt Transport Services, Inc. .......... 4,287 1,078,309
Norfolk Southern Corp. ................. 10,840 3,423,597
Old Dominion Freight Line, Inc. ........... 9,038 1,919,942
Uber Technologies, Inc.
(a)
............... 63,394 4,729,827
Security
Shares
Shares Value
Ground Transportation (continued)
XPO, Inc.
(a)
......................... 11,009 $ 2,423,411
13,575,086
Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.
(a)
................ 138,967 8,005,889
Cooper Cos., Inc. (The)
(a) (b)
.............. 8,379 527,039
Dexcom, Inc.
(a)
...................... 36,519 2,174,707
Edwards Lifesciences Corp.
(a)
............ 54,170 4,523,195
GE HealthCare Technologies, Inc. ......... 10,724 652,448
IDEXX Laboratories, Inc.
(a)
............... 7,209 4,042,807
Insulet Corp.
(a)
....................... 6,509 1,120,459
Intuitive Surgical, Inc.
(a)
................. 33,191 15,188,534
ResMed, Inc. ....................... 13,809 2,952,502
STERIS plc ......................... 8,898 1,929,798
Stryker Corp. ....................... 17,328 5,460,573
46,577,951
Health Care Providers & Services — 0.4%
Cardinal Health, Inc. ................... 12,753 2,459,799
Cencora, Inc. ....................... 17,191 5,295,000
McKesson Corp. ..................... 5,799 4,727,345
Tenet Healthcare Corp.
(a)
................ 3,176 562,533
13,044,677
Health Care REITs — 0.6%
Ventas, Inc. ........................ 42,028 3,692,580
Welltower, Inc. ....................... 65,542 14,244,898
17,937,478
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 14,027 2,187,791
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc. , Class A
(a)
.................. 21,584 3,029,530
Carnival Corp. ....................... 38,417 1,018,435
Chipotle Mexican Grill, Inc. , Class A
(a)
....... 123,697 4,204,461
Darden Restaurants, Inc. ............... 3,766 755,309
DoorDash, Inc. , Class A
(a)
............... 22,048 3,718,395
DraftKings, Inc. , Class A
(a)
............... 46,127 1,075,682
Expedia Group, Inc. ................... 2,922 725,737
Flutter Entertainment plc
(a)
............... 15,597 1,683,384
Hilton Worldwide Holdings, Inc. ........... 20,539 6,656,074
Las Vegas Sands Corp. ................ 17,549 958,351
Marriott International, Inc. , Class A ......... 10,918 3,948,931
Royal Caribbean Cruises Ltd. ............ 23,808 6,279,598
Starbucks Corp. ...................... 36,988 3,895,946
Yum! Brands, Inc. .................... 16,404 2,618,899
40,568,732
Household Durables — 0.1%
Garmin Ltd. ......................... 10,393 2,610,098
Somnigroup International, Inc. ............ 17,674 1,340,750
3,950,848
Household Products — 0.1%
Church & Dwight Co., Inc. ............... 11,974 1,162,196
Colgate-Palmolive Co. ................. 22,386 1,910,869
3,073,065
Independent Power and Renewable Electricity Producers — 0.2%
Talen Energy Corp.
(a)
.................. 3,895 1,450,576
Vistra Corp. ........................ 31,821 5,022,627
6,473,203
Insurance — 0.8%
Allstate Corp. (The) ................... 11,027 2,395,726
American International Group, Inc. ......... 15,206 1,137,409
Aon plc , Class A ..................... 20,188 6,291,590

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Arthur J Gallagher & Co. ................ 23,985 $ 4,950,504
Brown & Brown, Inc. ................... 25,956 1,561,253
Loews Corp. ........................ 6,106 687,597
Markel Group, Inc.
(a)
................... 532 942,954
Progressive Corp. (The) ................ 22,557 4,540,273
Willis Towers Watson plc ................ 3,327 852,377
WR Berkley Corp. .................... 10,950 731,789
24,091,472
Interactive Media & Services — 13.7%
Alphabet, Inc. , Class A ................. 378,036 145,468,253
Alphabet, Inc. , Class C, NVS ............. 328,607 125,508,157
Meta Platforms, Inc. , Class A ............. 205,817 125,941,481
Pinterest, Inc. , Class A
(a)
................ 27,436 539,392
Reddit, Inc. , Class A
(a)
.................. 11,852 1,744,970
399,202,253
IT Services — 0.7%
Cloudflare, Inc. , Class A
(a)
............... 29,181 5,981,230
CoreWeave, Inc. , Class A
(a) (b)
............. 15,079 1,682,817
Gartner, Inc.
(a)
....................... 6,553 973,055
GoDaddy, Inc. , Class A
(a)
................ 5,729 497,220
MongoDB, Inc. , Class A
(a)
............... 7,340 1,841,092
Okta, Inc. , Class A
(a)
................... 15,706 1,156,747
Snowflake, Inc. , Class A
(a)
............... 31,396 4,284,612
Twilio, Inc. , Class A
(a)
.................. 8,273 1,224,900
VeriSign, Inc. ....................... 7,450 2,001,517
19,643,190
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. ............... 10,113 1,168,557
Illumina, Inc.
(a)
....................... 4,531 574,259
IQVIA Holdings, Inc.
(a)
.................. 5,588 884,972
Medpace Holdings, Inc.
(a)
............... 2,167 907,236
Mettler-Toledo International, Inc.
(a)
......... 1,112 1,419,590
Waters Corp.
(a)
...................... 5,537 1,712,206
West Pharmaceutical Services, Inc. ........ 4,423 1,316,241
7,983,061
Machinery — 0.6%
Cummins, Inc. ....................... 6,910 4,636,679
Dover Corp. ........................ 6,481 1,467,363
Fortive Corp.
(b)
....................... 7,516 449,382
Graco, Inc. ......................... 15,960 1,281,109
Ingersoll Rand, Inc.
(b)
.................. 16,031 1,280,236
Otis Worldwide Corp. .................. 9,077 706,917
Pentair plc ......................... 9,973 804,921
Snap-on, Inc. ....................... 1,570 601,938
Westinghouse Air Brake Technologies Corp. ... 16,067 4,336,322
Xylem, Inc. ......................... 22,594 2,669,707
18,234,574
Media — 0.0%
Trade Desk, Inc. (The) , Class A
(a)
.......... 42,243 996,512
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ................ 89,944 5,196,964
Nucor Corp. ........................ 7,883 1,775,961
Reliance, Inc. ....................... 1,527 553,538
Royal Gold, Inc. ...................... 7,530 1,757,351
Steel Dynamics, Inc. ................... 5,971 1,365,329
10,649,143
Multi-Utilities — 0.2%
Ameren Corp. ....................... 9,401 1,068,424
CenterPoint Energy, Inc. ................ 18,389 802,680
CMS Energy Corp. .................... 7,143 548,154
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ....................... 19,190 $ 926,493
Public Service Enterprise Group, Inc. ....... 15,569 1,271,364
WEC Energy Group, Inc. ................ 9,334 1,100,852
5,717,967
Oil, Gas & Consumable Fuels — 0.3%
Coterra Energy, Inc. ................... 27,797 998,190
EQT Corp. ......................... 37,773 2,269,402
Expand Energy Corp. .................. 10,660 1,088,919
Phillips 66 .......................... 14,130 2,531,389
Texas Pacific Land Corp. ................ 5,353 2,374,966
9,262,866
Passenger Airlines — 0.0%
Southwest Airlines Co. ................. 25,532 968,174
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) , Class A ...... 6,090 467,164
Pharmaceuticals — 2.5%
Eli Lilly & Co. ....................... 74,909 70,009,951
Zoetis, Inc. , Class A ................... 24,944 2,867,812
72,877,763
Professional Services — 0.4%
Automatic Data Processing, Inc. ........... 13,645 2,891,921
Broadridge Financial Solutions, Inc. ........ 10,969 1,689,007
Equifax, Inc. ........................ 11,528 2,005,180
Jacobs Solutions, Inc. .................. 4,460 577,169
Leidos Holdings, Inc. .................. 5,595 834,886
Paychex, Inc. ....................... 15,447 1,430,856
TransUnion ......................... 18,349 1,302,779
Verisk Analytics, Inc. , Class A ............. 13,162 2,428,257
13,160,055
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A .............. 18,055 2,576,990
CoStar Group, Inc. .................... 37,306 1,291,161
Zillow Group, Inc. , Class A ............... 4,857 216,670
Zillow Group, Inc. , Class C, NVS
(b)
......... 15,932 707,381
4,792,202
Residential REITs — 0.1%
AvalonBay Communities, Inc. ............ 4,143 758,169
Equity Residential .................... 8,991 587,831
Essex Property Trust, Inc. ............... 1,870 492,203
Invitation Homes, Inc. .................. 19,567 562,943
2,401,146
Retail REITs — 0.0%
Realty Income Corp. ................... 23,631 1,518,055
Semiconductors & Semiconductor Equipment — 27.9%
Advanced Micro Devices, Inc.
(a)
........... 153,117 54,278,445
Applied Materials, Inc. ................. 25,926 10,227,548
Astera Labs, Inc.
(a)
.................... 12,990 2,529,673
Broadcom, Inc. ...................... 437,684 182,702,432
Credo Technology Group Holding Ltd.
(a) (b)
..... 15,213 2,647,214
Entegris, Inc. ........................ 14,188 2,005,899
First Solar, Inc.
(a)
..................... 9,530 1,924,012
KLA Corp. .......................... 12,334 21,588,817
Lam Research Corp. .................. 118,076 30,447,077
Marvell Technology, Inc. ................ 81,946 13,533,382
Microchip Technology, Inc. ............... 50,823 4,721,965
Micron Technology, Inc. ................. 61,635 31,875,157
Monolithic Power Systems, Inc. ........... 4,305 6,950,035
NVIDIA Corp. ....................... 2,204,799 440,011,736
NXP Semiconductors NV ............... 6,570 1,928,886

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.
(a)
.............. 9,834 $ 991,366
Qnity Electronics, Inc. .................. 12,746 1,792,852
Teradyne, Inc. ....................... 14,723 5,056,909
815,213,405
Software — 10.0%
Adobe, Inc.
(a)
........................ 13,933 3,428,911
AppLovin Corp. , Class A
(a)
............... 20,006 8,929,678
Atlassian Corp. , Class A
(a)
............... 15,624 1,071,650
Autodesk, Inc.
(a)
...................... 20,051 4,752,087
Bentley Systems, Inc. , Class B ............ 12,676 413,491
Cadence Design Systems, Inc.
(a)
.......... 25,553 8,422,013
Circle Internet Group, Inc. , Class A
(a) (b)
....... 2,912 264,642
Crowdstrike Holdings, Inc. , Class A
(a)
........ 22,916 10,214,807
Datadog, Inc. , Class A
(a)
................ 28,889 3,818,837
DocuSign, Inc. , Class A
(a) (b)
.............. 9,428 433,594
Dynatrace, Inc.
(a)
..................... 28,161 1,019,710
Fair Isaac Corp.
(a)
..................... 2,199 2,253,975
Fortinet, Inc.
(a)
....................... 59,290 4,998,740
Gen Digital, Inc. ...................... 15,881 306,344
Guidewire Software, Inc.
(a)
............... 7,881 1,090,652
HubSpot, Inc.
(a)
...................... 4,714 1,045,377
Intuit, Inc. .......................... 17,288 6,716,388
Microsoft Corp. ...................... 320,683 130,768,114
Nutanix, Inc. , Class A
(a)
................. 24,218 990,274
Oracle Corp. ........................ 159,839 25,796,416
Palantir Technologies, Inc. , Class A
(a)
....... 207,825 28,910,536
Palo Alto Networks, Inc.
(a)
............... 75,458 13,531,129
PTC, Inc.
(a)
......................... 11,130 1,517,019
Roper Technologies, Inc. ................ 5,522 1,959,261
Salesforce, Inc. ...................... 42,419 7,488,226
ServiceNow, Inc.
(a)
.................... 98,430 8,692,353
Synopsys, Inc.
(a)
..................... 11,636 5,615,534
Trimble, Inc.
(a)
....................... 15,011 1,010,540
Tyler Technologies, Inc.
(a)
............... 4,058 1,384,346
Unity Software, Inc.
(a)
.................. 30,395 803,036
Workday, Inc. , Class A
(a)
................ 19,984 2,446,042
Zscaler, Inc.
(a)
....................... 9,253 1,209,182
291,302,904
Specialized REITs — 0.5%
Crown Castle, Inc. .................... 23,251 2,064,224
Digital Realty Trust, Inc. ................ 16,941 3,404,124
Equinix, Inc. ........................ 4,466 4,835,919
Extra Space Storage, Inc. ............... 5,393 772,979
Iron Mountain, Inc. .................... 17,815 2,244,512
Public Storage ....................... 4,134 1,250,328
SBA Communications Corp. , Class A ........ 4,890 1,081,668
15,653,754
Specialty Retail — 0.9%
AutoZone, Inc.
(a)
..................... 1,558 5,770,879
Burlington Stores, Inc.
(a)
................ 5,856 1,873,978
Carvana Co. , Class A
(a)
................. 13,032 5,158,066
O'Reilly Automotive, Inc.
(a)
............... 28,934 2,876,040
Ross Stores, Inc. ..................... 14,953 3,406,144
TJX Cos., Inc. (The) ................... 34,838 5,460,856
Tractor Supply Co. .................... 29,627 1,039,908
Ulta Beauty, Inc.
(a) (b)
................... 1,823 979,826
Williams-Sonoma, Inc. ................. 4,993 904,781
27,470,478
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. ......................... 690,068 187,249,952
Dell Technologies, Inc. , Class C ........... 16,012 3,345,707
Everpure, Inc. , Class A
(a)
................ 28,668 2,048,329
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
IonQ, Inc.
(a) (b)
........................ 33,174 $ 1,496,811
NetApp, Inc. ........................ 6,115 677,358
Sandisk Corp.
(a)
...................... 13,126 14,392,790
Seagate Technology Holdings plc .......... 21,039 14,172,712
Super Micro Computer, Inc.
(a)
............. 49,980 1,369,452
Western Digital Corp. .................. 19,928 8,659,115
233,412,226
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. , Class B ................... 44,382 1,968,785
Tapestry, Inc. ........................ 9,522 1,381,071
3,349,856
Trading Companies & Distributors — 0.6%
Fastenal Co. ........................ 107,568 4,833,030
Ferguson Enterprises, Inc. ............... 10,865 2,908,669
United Rentals, Inc. ................... 4,173 4,005,412
Watsco, Inc. ........................ 1,310 573,571
WW Grainger, Inc. .................... 4,200 4,877,670
17,198,352
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 6,642 852,966
Total Long-Term Investments — 99 .8%
(Cost: $ 1,781,696,029 ) ............................ 2,916,078,540
Short-Term Securities
Money Market Funds — 0.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e)
................... 18,492,992 18,498,540
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 4,999,316 4,999,316
Total Short-Term Securities — 0 .8%
(Cost: $ 23,496,379 ) ............................... 23,497,856
Total Investments — 100 .6%
(Cost: $ 1,805,192,408 ) ............................ 2,939,576,396
Liabilities in Excess of Other Assets — (0.6) % ............. (17,958,263)
Net Assets — 100.0% ...............................
$ 2,921,618,133
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Growth ETF
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 33,391,014 $ — $ (14,879,152)
(a)
$ (12,087) $ (1,235) $ 18,498,540 18,492,992 $ 81,924
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,089,324 1,909,992
(a)
— — — 4,999,316 4,999,316 175,508 —
$ (12,087) $ (1,235) $ 23,497,856 $ 257,432 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 20 06/18/26 $ 4,830 $ 400,959
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 400,959 $ — $ — $ — $ 400,959
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 527,905 $ — $ — $ — $ 527,905
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 392,793 $ — $ — $ — $ 392,793

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,859,445
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,916,078,540 $ — $ — $ 2,916,078,540
Short-Term Securities
Money Market Funds ...................................... 23,497,856 — — 23,497,856
$ 2,939,576,396 $ — $ — $ 2,939,576,396
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 400,959 $ — $ — $ 400,959
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2026
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.0%
AeroVironment, Inc.
(a)
.................. 4,041 $ 788,076
Axon Enterprise, Inc.
(a)
................. 8,191 3,290,816
BWX Technologies, Inc. ................ 9,898 2,141,828
Carpenter Technology Corp. ............. 5,134 2,198,379
Curtiss-Wright Corp. ................... 3,967 2,857,034
HEICO Corp. ....................... 4,568 1,232,995
HEICO Corp. , Class A .................. 8,345 1,744,272
Howmet Aerospace, Inc. ................ 41,948 10,195,042
L3Harris Technologies, Inc. .............. 20,144 6,457,159
Rocket Lab Corp.
(a)
................... 52,843 4,360,076
Textron, Inc. ........................ 19,493 1,870,548
TransDigm Group, Inc. ................. 6,097 7,072,398
Woodward, Inc. ...................... 6,380 2,315,876
46,524,499
Air Freight & Logistics — 1.5%
CH Robinson Worldwide, Inc. ............ 12,741 2,316,441
Expeditors International of Washington, Inc. ... 14,416 2,131,982
FedEx Corp. ........................ 23,857 9,621,767
United Parcel Service, Inc. , Class B ........ 79,869 8,689,747
22,759,937
Automobile Components — 0.1%
Aptiv plc
(a)
.......................... 22,563 1,359,646
Automobiles — 0.9%
Ford Motor Co. ...................... 424,666 5,129,965
General Motors Co. ................... 97,601 7,504,541
Rivian Automotive, Inc. , Class A
(a)
.......... 81,447 1,335,731
13,970,237
Banks — 3.1%
Citizens Financial Group, Inc. ............ 46,132 3,000,887
Fifth Third Bancorp ................... 97,485 4,948,338
First Citizens BancShares, Inc. , Class A ...... 901 1,787,422
Huntington Bancshares, Inc. ............. 214,216 3,590,260
KeyCorp ........................... 101,733 2,249,317
M&T Bank Corp. ..................... 16,608 3,631,007
PNC Financial Services Group, Inc. (The) .... 43,610 9,725,030
Regions Financial Corp. ................ 93,474 2,668,683
Truist Financial Corp. .................. 136,269 7,017,853
US Bancorp ........................ 168,049 9,521,656
48,140,453
Beverages — 0.8%
Constellation Brands, Inc. , Class A ......... 15,962 2,499,330
Keurig Dr Pepper, Inc. ................. 131,222 3,857,927
Monster Beverage Corp.
(a) (b)
.............. 74,001 5,703,257
12,060,514
Biotechnology — 1.6%
Alnylam Pharmaceuticals, Inc.
(a)
........... 13,746 4,254,250
Biogen, Inc.
(a)
....................... 15,274 2,891,063
Incyte Corp.
(a)
....................... 17,616 1,678,276
Insmed, Inc.
(a)
....................... 22,601 3,081,194
Natera, Inc.
(a)
....................... 14,636 3,017,358
Regeneron Pharmaceuticals, Inc. .......... 10,883 7,694,934
Summit Therapeutics, Inc.
(a) (b)
............. 12,305 264,065
United Therapeutics Corp.
(a)
.............. 4,291 2,451,663
25,332,803
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a)
................ 145,013 2,897,360
eBay, Inc. .......................... 48,858 5,055,826
7,953,186
Security
Shares
Shares Value
Building Products — 1.3%
Allegion plc ......................... 9,335 $ 1,283,376
Carlisle Cos., Inc. .................... 4,464 1,585,880
Carrier Global Corp. ................... 85,022 5,710,928
Johnson Controls International plc ......... 66,093 9,651,561
Lennox International, Inc. ............... 3,562 1,905,278
20,137,023
Capital Markets — 3.3%
Ameriprise Financial, Inc. ............... 10,063 4,777,812
Ares Management Corp. , Class A .......... 21,876 2,568,242
Bank of New York Mellon Corp. (The) ....... 74,208 9,971,329
Carlyle Group, Inc. (The) ................ 23,513 1,177,296
Coinbase Global, Inc. , Class A
(a)
........... 24,411 4,583,653
Interactive Brokers Group, Inc. , Class A ...... 47,799 3,800,021
LPL Financial Holdings, Inc. .............. 8,617 2,879,198
MSCI, Inc. , Class A ................... 7,686 4,545,577
Nasdaq, Inc. ........................ 40,293 3,703,330
Northern Trust Corp. ................... 20,572 3,421,947
Raymond James Financial, Inc. ........... 18,504 2,929,553
State Street Corp. .................... 30,157 4,609,196
T. Rowe Price Group, Inc. ............... 23,480 2,415,622
51,382,776
Chemicals — 2.1%
Air Products & Chemicals, Inc. ............ 24,016 7,206,001
Corteva, Inc. ........................ 72,573 5,879,139
Dow, Inc. .......................... 75,714 3,065,660
DuPont de Nemours, Inc. ............... 45,076 2,058,170
Ecolab, Inc. ........................ 27,153 7,076,072
International Flavors & Fragrances, Inc. ...... 27,629 1,939,556
LyondellBasell Industries NV , Class A ....... 27,949 2,084,995
PPG Industries, Inc. ................... 24,546 2,663,241
RPM International, Inc. ................. 13,980 1,424,422
33,397,256
Commercial Services & Supplies — 1.2%
Cintas Corp. ........................ 37,115 6,484,362
Copart, Inc.
(a)
....................... 90,976 3,012,215
Republic Services, Inc. , Class A ........... 21,683 4,536,517
Rollins, Inc. ......................... 31,917 1,778,734
Veralto Corp. ........................ 25,638 2,261,272
18,073,100
Communications Equipment — 1.2%
Ciena Corp.
(a)
....................... 15,265 8,053,508
F5, Inc.
(a)
.......................... 6,243 2,022,108
Motorola Solutions, Inc. ................ 18,060 7,928,882
18,004,498
Construction & Engineering — 1.7%
AECOM ........................... 13,884 1,167,644
Comfort Systems USA, Inc. .............. 3,805 7,002,151
EMCOR Group, Inc. ................... 4,810 4,288,933
MasTec, Inc.
(a)
....................... 6,613 2,605,853
Quanta Services, Inc. .................. 15,933 11,595,559
26,660,140
Construction Materials — 1.1%
CRH plc ........................... 72,229 8,553,358
Martin Marietta Materials, Inc. ............ 6,538 4,047,480
Vulcan Materials Co. .................. 14,339 4,326,650
16,927,488
Consumer Finance — 0.3%
SoFi Technologies, Inc.
(a)
................ 134,149 2,159,799
Synchrony Financial ................... 37,639 2,868,092
5,027,891

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc. ............. 3,927 $ 3,228,583
Dollar General Corp. .................. 23,757 2,752,961
Dollar Tree, Inc.
(a)
..................... 20,278 1,969,197
Kroger Co. (The) ..................... 63,587 4,328,367
Performance Food Group Co.
(a)
........... 16,894 1,529,921
Sysco Corp. ........................ 51,670 3,860,266
Target Corp. ........................ 49,048 6,363,978
US Foods Holding Corp.
(a)
............... 23,603 2,206,644
26,239,917
Containers & Packaging — 0.5%
Amcor plc .......................... 49,428 1,880,241
International Paper Co. ................. 56,398 1,715,627
Packaging Corp. of America ............. 9,637 2,057,018
Smurfit WestRock plc .................. 55,491 2,130,299
7,783,185
Distributors — 0.1%
Genuine Parts Co. .................... 14,991 1,607,485
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 23,610 1,721,877
Diversified Telecommunication Services — 0.1%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 25,963 1,918,666
Electric Utilities — 3.0%
Alliant Energy Corp. ................... 27,714 2,035,039
American Electric Power Co., Inc. .......... 55,744 7,643,060
Edison International ................... 41,392 2,876,330
Entergy Corp. ....................... 48,073 5,668,287
Evergy, Inc. ......................... 24,811 2,055,343
Eversource Energy ................... 40,437 2,858,896
Exelon Corp. ........................ 109,127 5,018,751
FirstEnergy Corp. .................... 55,898 2,656,273
NRG Energy, Inc. ..................... 20,434 3,179,122
Oklo, Inc. , Class A
(a) (b)
.................. 10,160 736,600
PG&E Corp. ........................ 236,438 3,929,600
PPL Corp. ......................... 76,162 2,851,505
Xcel Energy, Inc. ..................... 63,950 5,304,652
46,813,458
Electrical Equipment — 3.0%
AMETEK, Inc. ....................... 24,894 5,862,537
Bloom Energy Corp. , Class A
(a)
............ 28,356 8,034,956
Emerson Electric Co. .................. 60,839 8,544,229
Hubbell, Inc. , Class B .................. 5,792 2,943,321
nVent Electric plc ..................... 17,280 2,469,312
Rockwell Automation, Inc. ............... 12,215 4,994,836
Vertiv Holdings Co. , Class A ............. 40,495 13,302,202
46,151,393
Electronic Equipment, Instruments & Components — 3.1%
CDW Corp. ......................... 14,299 1,957,676
Coherent Corp.
(a)
..................... 19,043 6,088,238
Corning, Inc. ........................ 81,422 13,372,749
Fabrinet
(a)
.......................... 3,924 2,681,936
Flex Ltd.
(a)
.......................... 38,255 3,502,245
Jabil, Inc. .......................... 10,790 3,641,517
Keysight Technologies, Inc.
(a)
............. 18,595 6,506,577
TE Connectivity plc ................... 31,683 6,706,024
Teledyne Technologies, Inc.
(a)
............. 5,072 3,275,751
Zebra Technologies Corp. , Class A
(a)
........ 5,550 1,255,743
48,988,456
Energy Equipment & Services — 1.5%
Baker Hughes Co. , Class A .............. 107,127 7,463,538
Halliburton Co. ...................... 90,589 3,831,915
Security
Shares
Shares Value
Energy Equipment & Services (continued)
SLB Ltd. ........................... 160,440 $ 9,125,827
TechnipFMC plc ...................... 41,042 3,101,544
23,522,824
Entertainment — 1.6%
Electronic Arts, Inc. ................... 24,642 4,986,802
Liberty Media Corp.-Liberty Formula One , Class
A
(a) (b)
........................... 2,483 196,653
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 22,966 1,973,928
Live Nation Entertainment, Inc.
(a)
.......... 15,525 2,452,018
ROBLOX Corp. , Class A
(a)
............... 67,895 3,751,878
Take-Two Interactive Software, Inc.
(a)
........ 18,387 3,930,405
TKO Group Holdings, Inc. , Class A ......... 7,206 1,340,965
Warner Bros Discovery, Inc.
(a)
............ 244,788 6,621,515
25,254,164
Financial Services — 2.0%
Affirm Holdings, Inc. , Class A
(a)
............ 29,112 1,871,319
Apollo Global Management, Inc. ........... 44,739 5,758,804
Block, Inc. , Class A
(a)
.................. 59,152 4,170,808
Corebridge Financial, Inc. ............... 7,512 206,881
Corpay, Inc.
(a)
....................... 7,292 2,234,779
Equitable Holdings, Inc. ................ 25,605 1,080,531
Fidelity National Information Services, Inc. .... 56,925 2,648,720
Fiserv, Inc.
(a)
........................ 58,360 3,656,254
Global Payments, Inc. ................. 25,540 1,837,859
PayPal Holdings, Inc. .................. 101,058 5,067,048
Rocket Cos., Inc. , Class A
(a)
.............. 95,963 1,402,979
Toast, Inc. , Class A
(a)
.................. 56,812 1,620,278
31,556,260
Food Products — 1.6%
Archer-Daniels-Midland Co. .............. 48,935 3,647,615
Bunge Global SA ..................... 14,574 1,851,918
General Mills, Inc. .................... 57,664 2,036,116
Hershey Co. (The) .................... 15,964 2,965,153
Kraft Heinz Co. (The) .................. 93,879 2,127,298
McCormick & Co., Inc. (Non-Voting) , NVS .... 27,232 1,384,475
Mondelez International, Inc. , Class A ........ 140,148 8,610,693
Tyson Foods, Inc. , Class A .............. 29,520 1,891,347
24,514,615
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 17,877 3,396,273
Ground Transportation — 1.7%
CSX Corp. ......................... 201,671 9,161,914
JB Hunt Transport Services, Inc. .......... 8,297 2,086,944
Norfolk Southern Corp. ................. 24,441 7,719,201
Old Dominion Freight Line, Inc. ........... 19,730 4,191,244
XPO, Inc.
(a)
......................... 12,734 2,803,135
25,962,438
Health Care Equipment & Supplies — 2.1%
Becton Dickinson & Co. ................ 31,033 4,625,158
Cooper Cos., Inc. (The)
(a)
............... 21,394 1,345,683
Dexcom, Inc.
(a)
...................... 42,224 2,514,439
Edwards Lifesciences Corp.
(a)
............ 62,237 5,196,790
GE HealthCare Technologies, Inc. ......... 49,041 2,983,654
IDEXX Laboratories, Inc.
(a)
............... 8,289 4,648,471
Insulet Corp.
(a) (b)
...................... 7,556 1,300,690
Medline, Inc. , Class A
(a)
................. 46,970 2,088,756
ResMed, Inc. ....................... 15,885 3,396,372
STERIS plc ......................... 10,247 2,222,369

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ............ 21,632 $ 1,783,126
32,105,508
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. ................... 25,773 4,971,096
Cencora, Inc. ....................... 19,784 6,093,670
Centene Corp.
(a)
..................... 50,869 2,731,157
Cigna Group (The) .................... 28,338 8,234,456
Elevance Health, Inc. .................. 23,971 9,023,164
Humana, Inc. ....................... 13,031 3,081,050
Labcorp Holdings, Inc. ................. 9,077 2,330,973
Quest Diagnostics, Inc. ................. 11,960 2,322,632
Tenet Healthcare Corp.
(a)
................ 9,453 1,674,315
40,462,513
Health Care REITs — 0.3%
Ventas, Inc. ........................ 48,354 4,248,383
Health Care Technology — 0.2%
Veeva Systems, Inc. , Class A
(a)
........... 16,215 2,529,054
Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc. , Class A
(a)
.................. 45,198 6,343,991
Carnival Corp. ....................... 123,980 3,286,710
Chipotle Mexican Grill, Inc. , Class A
(a)
....... 141,962 4,825,288
Darden Restaurants, Inc. ............... 12,659 2,538,889
DraftKings, Inc. , Class A
(a)
............... 53,114 1,238,619
Expedia Group, Inc. ................... 12,636 3,138,403
Flutter Entertainment plc
(a)
............... 17,951 1,937,451
Hilton Worldwide Holdings, Inc. ........... 23,560 7,635,089
Las Vegas Sands Corp. ................ 33,630 1,836,534
Marriott International, Inc. , Class A ......... 23,850 8,626,307
Royal Caribbean Cruises Ltd. ............ 27,283 7,196,164
Yum! Brands, Inc. .................... 30,293 4,836,278
53,439,723
Household Durables — 1.1%
DR Horton, Inc. ...................... 28,118 4,326,235
Garmin Ltd. ......................... 17,448 4,381,891
Lennar Corp. , Class A .................. 22,608 2,041,502
Lennar Corp. , Class B ................. 1,105 97,660
NVR, Inc.
(a)
......................... 286 1,806,339
PulteGroup, Inc. ..................... 20,988 2,568,092
Somnigroup International, Inc. ............ 20,217 1,533,662
16,755,381
Household Products — 0.9%
Church & Dwight Co., Inc. ............... 25,941 2,517,833
Clorox Co. (The) ..................... 13,436 1,295,768
Colgate-Palmolive Co. ................. 87,589 7,476,597
Kimberly-Clark Corp. .................. 35,951 3,538,657
14,828,855
Independent Power and Renewable Electricity Producers — 0.5%
Talen Energy Corp.
(a)
.................. 4,560 1,698,235
Vistra Corp. ........................ 36,493 5,760,055
7,458,290
Insurance — 4.5%
Aflac, Inc. .......................... 50,925 5,788,645
Allstate Corp. (The) ................... 28,022 6,088,060
American International Group, Inc. ......... 57,782 4,322,094
Aon plc , Class A ..................... 23,267 7,251,161
Arch Capital Group Ltd.
(a)
............... 38,622 3,648,234
Arthur J Gallagher & Co. ................ 27,494 5,674,762
Brown & Brown, Inc. ................... 30,066 1,808,470
Cincinnati Financial Corp. ............... 16,762 2,742,263
Fidelity National Financial, Inc. , Class A ...... 27,885 1,458,385
Security
Shares
Shares Value
Insurance (continued)
Hartford Insurance Group, Inc. (The) ........ 29,810 $ 4,078,306
Loews Corp. ........................ 18,917 2,130,243
Markel Group, Inc.
(a)
................... 1,289 2,284,714
MetLife, Inc. ........................ 59,792 4,789,339
Principal Financial Group, Inc. ............ 24,222 2,444,242
Prudential Financial, Inc. ................ 37,932 3,721,508
Travelers Cos., Inc. (The) ............... 23,449 7,155,228
Willis Towers Watson plc ................ 9,940 2,546,628
WR Berkley Corp. .................... 31,070 2,076,408
70,008,690
Interactive Media & Services — 0.2%
(a)
Pinterest, Inc. , Class A ................. 64,978 1,277,467
Reddit, Inc. , Class A ................... 13,677 2,013,665
3,291,132
IT Services — 1.5%
Cloudflare, Inc. , Class A
(a)
............... 33,441 6,854,402
Cognizant Technology Solutions Corp. , Class A . 52,135 2,757,942
CoreWeave, Inc. , Class A
(a) (b)
............. 27,164 3,031,502
Gartner, Inc.
(a)
....................... 7,608 1,129,712
GoDaddy, Inc. , Class A
(a)
................ 14,669 1,273,123
MongoDB, Inc. , Class A
(a)
............... 8,511 2,134,814
Okta, Inc. , Class A
(a)
................... 18,053 1,329,603
Twilio, Inc. , Class A
(a)
.................. 15,771 2,335,054
VeriSign, Inc. ....................... 8,640 2,321,222
23,167,374
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. ............... 30,841 3,563,678
Illumina, Inc.
(a)
....................... 16,518 2,093,491
IQVIA Holdings, Inc.
(a)
.................. 18,175 2,878,375
Medpace Holdings, Inc.
(a)
............... 2,494 1,044,138
Mettler-Toledo International, Inc.
(a)
......... 2,191 2,797,053
Waters Corp.
(a)
...................... 10,614 3,282,167
West Pharmaceutical Services, Inc. ........ 7,780 2,315,250
17,974,152
Machinery — 3.2%
Cummins, Inc. ....................... 14,871 9,978,590
Dover Corp. ........................ 14,838 3,359,471
Fortive Corp. ........................ 34,305 2,051,096
Graco, Inc. ......................... 18,269 1,466,453
Illinois Tool Works, Inc. ................. 31,260 8,065,393
Ingersoll Rand, Inc. ................... 42,587 3,400,998
Otis Worldwide Corp. .................. 42,090 3,277,969
PACCAR, Inc. ....................... 55,572 6,601,953
Pentair plc ......................... 17,930 1,447,130
Snap-on, Inc. ....................... 5,498 2,107,933
Westinghouse Air Brake Technologies Corp. ... 18,457 4,981,360
Xylem, Inc. ......................... 26,075 3,081,022
49,819,368
Media — 0.6%
Charter Communications, Inc. , Class A
(a) (b)
.... 9,723 1,605,948
Fox Corp. , Class A, NVS ................ 21,734 1,379,892
Fox Corp. , Class B .................... 14,896 849,370
News Corp. , Class A, NVS .............. 41,392 1,089,437
News Corp. , Class B .................. 11,331 345,369
Omnicom Group, Inc. .................. 33,399 2,562,371
Paramount Skydance Corp. , Class B, NVS
(b)
.. 95,570 978,637
Trade Desk, Inc. (The) , Class A
(a)
.......... 48,893 1,153,386
9,964,410
Metals & Mining — 2.3%
Freeport-McMoRan, Inc. ................ 155,267 8,971,327
Newmont Corp. ...................... 117,580 13,061,962

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Nucor Corp. ........................ 24,678 $ 5,559,707
Reliance, Inc. ....................... 5,711 2,070,238
Royal Gold, Inc. ...................... 8,716 2,034,140
Steel Dynamics, Inc. ................... 14,740 3,370,448
35,067,822
Multi-Utilities — 2.6%
Ameren Corp. ....................... 29,197 3,318,239
CenterPoint Energy, Inc. ................ 70,633 3,083,131
CMS Energy Corp. .................... 32,257 2,475,402
Consolidated Edison, Inc. ............... 38,957 4,343,316
Dominion Energy, Inc. .................. 92,082 5,939,289
DTE Energy Co. ..................... 22,241 3,373,737
NiSource, Inc. ....................... 50,376 2,432,153
Public Service Enterprise Group, Inc. ....... 53,842 4,396,738
Sempra ........................... 70,458 6,701,965
WEC Energy Group, Inc. ................ 33,915 3,999,935
40,063,905
Oil, Gas & Consumable Fuels — 5.9%
Cheniere Energy, Inc. .................. 23,215 6,382,964
Coterra Energy, Inc. ................... 81,853 2,939,341
Devon Energy Corp. ................... 63,897 3,282,389
Diamondback Energy, Inc. ............... 19,961 4,104,581
EOG Resources, Inc. .................. 58,918 8,282,103
EQT Corp. ......................... 66,981 4,024,219
Expand Energy Corp. .................. 24,598 2,512,686
Kinder Morgan, Inc. ................... 212,367 6,980,503
Marathon Petroleum Corp. .............. 31,222 7,752,110
Occidental Petroleum Corp. .............. 70,765 4,286,944
ONEOK, Inc. ........................ 67,057 6,200,090
Phillips 66 .......................... 43,508 7,794,458
Targa Resources Corp. ................. 23,017 5,986,261
Texas Pacific Land Corp. ................ 6,161 2,733,451
Valero Energy Corp. ................... 32,866 8,301,294
Williams Cos., Inc. (The) ................ 131,322 10,021,182
91,584,576
Passenger Airlines — 0.6%
Delta Air Lines, Inc. ................... 70,358 4,783,640
Southwest Airlines Co. ................. 49,693 1,884,359
United Airlines Holdings, Inc.
(a)
............ 35,275 3,174,750
9,842,749
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The) , Class A ...... 26,347 2,021,079
Kenvue, Inc. ........................ 186,810 3,274,779
5,295,858
Pharmaceuticals — 0.5%
Royalty Pharma plc , Class A ............. 37,948 1,900,815
Zoetis, Inc. , Class A ................... 45,931 5,280,687
7,181,502
Professional Services — 1.1%
Broadridge Financial Solutions, Inc. ........ 12,691 1,954,160
Equifax, Inc. ........................ 13,298 2,313,054
Jacobs Solutions, Inc. .................. 12,761 1,651,401
Leidos Holdings, Inc. .................. 13,048 1,947,023
Paychex, Inc. ....................... 34,932 3,235,751
SS&C Technologies Holdings, Inc. ......... 23,347 1,617,947
TransUnion
(b)
........................ 21,069 1,495,899
Verisk Analytics, Inc. , Class A ............. 15,163 2,797,422
17,012,657
Security
Shares
Shares Value
Real Estate Management & Development — 0.5%
(a)
CBRE Group, Inc. , Class A .............. 32,113 $ 4,583,489
CoStar Group, Inc. .................... 43,182 1,494,529
Zillow Group, Inc. , Class A ............... 5,677 253,251
Zillow Group, Inc. , Class C, NVS .......... 18,253 810,433
7,141,702
Residential REITs — 0.8%
AvalonBay Communities, Inc. ............ 14,774 2,703,642
Equity Residential .................... 37,052 2,422,460
Essex Property Trust, Inc. ............... 6,661 1,753,242
Invitation Homes, Inc. .................. 60,598 1,743,404
Mid-America Apartment Communities, Inc. .... 12,672 1,636,969
Sun Communities, Inc. ................. 11,931 1,525,259
11,784,976
Retail REITs — 1.0%
Kimco Realty Corp. ................... 73,658 1,741,275
Realty Income Corp. ................... 96,240 6,182,458
Simon Property Group, Inc. .............. 35,071 7,144,313
15,068,046
Semiconductors & Semiconductor Equipment — 3.9%
Astera Labs, Inc.
(a)
.................... 15,004 2,921,879
Credo Technology Group Holding Ltd.
(a)
...... 17,563 3,056,138
Entegris, Inc. ........................ 16,218 2,292,901
First Solar, Inc.
(a)
..................... 11,011 2,223,011
Marvell Technology, Inc. ................ 94,153 15,549,368
Microchip Technology, Inc. ............... 58,533 5,438,301
Monolithic Power Systems, Inc. ........... 4,941 7,976,800
NXP Semiconductors NV ............... 26,134 7,672,681
ON Semiconductor Corp.
(a)
.............. 43,526 4,387,856
Qnity Electronics, Inc. .................. 22,602 3,179,197
Teradyne, Inc. ....................... 16,909 5,807,734
60,505,866
Software — 3.2%
Atlassian Corp. , Class A
(a)
............... 18,039 1,237,295
Autodesk, Inc.
(a)
...................... 23,000 5,451,000
Bentley Systems, Inc. , Class B
(b)
........... 14,471 472,044
Circle Internet Group, Inc. , Class A
(a)
........ 4,810 437,133
Datadog, Inc. , Class A
(a)
................ 33,140 4,380,777
DocuSign, Inc. , Class A
(a)
............... 22,158 1,019,046
Dynatrace, Inc.
(a)
..................... 32,387 1,172,733
Fair Isaac Corp.
(a)
..................... 2,526 2,589,150
Fortinet, Inc.
(a)
....................... 68,009 5,733,839
Gen Digital, Inc. ...................... 61,572 1,187,724
Guidewire Software, Inc.
(a)
............... 8,999 1,245,372
HubSpot, Inc.
(a)
...................... 5,384 1,193,956
Nutanix, Inc. , Class A
(a)
................. 27,921 1,141,690
PTC, Inc.
(a)
......................... 12,880 1,755,544
Roper Technologies, Inc. ................ 11,508 4,083,153
Strategy, Inc. , Class A
(a)
................ 33,809 5,593,699
Trimble, Inc.
(a)
....................... 25,916 1,744,665
Tyler Technologies, Inc.
(a)
............... 4,644 1,584,254
Unity Software, Inc.
(a)
.................. 35,037 925,677
Workday, Inc. , Class A
(a) (b)
............... 22,892 2,801,981
Zoom Communications, Inc. , Class A
(a)
...... 25,888 2,515,019
Zscaler, Inc.
(a)
....................... 10,697 1,397,884
49,663,635
Specialized REITs — 2.0%
Crown Castle, Inc. .................... 44,681 3,966,779
Digital Realty Trust, Inc. ................ 34,718 6,976,235
Extra Space Storage, Inc. ............... 22,137 3,172,896
Iron Mountain, Inc. .................... 31,797 4,006,104
Public Storage ....................... 17,103 5,172,802
SBA Communications Corp. , Class A ........ 11,675 2,582,510

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs (continued)
VICI Properties, Inc. , Class A ............. 113,880 $ 3,325,296
Weyerhaeuser Co. .................... 75,022 1,839,540
31,042,162
Specialty Retail — 2.0%
AutoZone, Inc.
(a)
..................... 1,789 6,626,510
Best Buy Co., Inc. .................... 21,201 1,282,448
Burlington Stores, Inc.
(a)
................ 6,791 2,173,188
Carvana Co. , Class A
(a) (b)
................ 14,927 5,908,106
Ross Stores, Inc. ..................... 34,424 7,841,443
Tractor Supply Co. .................... 55,157 1,936,011
Ulta Beauty, Inc.
(a)
.................... 4,773 2,565,392
Williams-Sonoma, Inc. ................. 12,843 2,327,280
30,660,378
Technology Hardware, Storage & Peripherals — 4.5%
Dell Technologies, Inc. , Class C ........... 32,589 6,809,471
Everpure, Inc. , Class A
(a)
................ 33,265 2,376,784
Hewlett Packard Enterprise Co. ........... 141,784 4,079,126
HP, Inc. ........................... 102,417 2,136,419
IonQ, Inc.
(a) (b)
........................ 37,880 1,709,146
NetApp, Inc. ........................ 20,755 2,299,031
Sandisk Corp.
(a)
...................... 15,079 16,534,275
Seagate Technology Holdings plc .......... 24,164 16,277,837
Super Micro Computer, Inc.
(a)
............. 57,035 1,562,759
Western Digital Corp. .................. 36,498 15,859,111
69,643,959
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.
(a)
............... 11,126 1,532,050
NIKE, Inc. , Class B ................... 121,805 5,403,270
Tapestry, Inc. ........................ 22,328 3,238,453
10,173,773
Trading Companies & Distributors — 1.6%
Fastenal Co. ........................ 123,432 5,545,800
Ferguson Enterprises, Inc. ............... 21,672 5,801,811
United Rentals, Inc. ................... 6,863 6,587,382
Watsco, Inc. ........................ 3,775 1,652,846
WW Grainger, Inc. .................... 4,827 5,605,836
25,193,675
Water Utilities — 0.2%
American Water Works Co., Inc. ........... 21,090 2,708,378
Total Common Stocks — 99 .8%
(Cost: $ 1,149,266,452 ) ............................ 1,548,830,910
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(a)
.................. 24,385 244
Total Rights — 0.0%
(Cost: $ 244 ) .................................... 244
Total Long-Term Investments — 99.8%
(Cost: $ 1,149,266,696 ) ............................ 1,548,831,154
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e)
................... 18,618,309 $ 18,623,895
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 2,189,758 2,189,758
Total Short-Term Securities — 1 .4%
(Cost: $ 20,807,917 ) ............................... 20,813,653
Total Investments — 101 .2%
(Cost: $ 1,170,074,613 ) ............................ 1,569,644,807
Liabilities in Excess of Other Assets — (1.2) % ............. (17,969,875)
Net Assets — 100.0% ...............................
$ 1,551,674,932
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 23,133,198 $ — $ (4,507,887)
(a)
$ (466) $ (950) $ 18,623,895 18,618,309 $ 144,171
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,037,118 152,640
(a)
— — — 2,189,758 2,189,758 65,963 —
$ (466) $ (950) $ 20,813,653 $ 210,134 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 5 06/18/26 $ 1,826 $ 52,885
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 52,885 $ — $ — $ — $ 52,885
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 414,882 $ — $ — $ — $ 414,882
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 50,139 $ — $ — $ — $ 50,139

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,443,430
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,548,830,910 $ — $ — $ 1,548,830,910
Rights ................................................ — 244 — 244
Short-Term Securities
Money Market Funds ...................................... 20,813,653 — — 20,813,653
$ 1,569,644,563 $ 244 $ — $ 1,569,644,807
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 52,885 $ — $ — $ 52,885
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 5.7%
AeroVironment, Inc.
(a) (b)
................. 18,603 $ 3,627,957
Axon Enterprise, Inc.
(b)
................. 37,781 15,178,895
BWX Technologies, Inc. ................ 45,676 9,883,830
Carpenter Technology Corp.
(a)
............ 23,722 10,157,760
Curtiss-Wright Corp. ................... 18,384 13,240,157
HEICO Corp. ....................... 21,159 5,711,237
HEICO Corp. , Class A .................. 38,449 8,036,610
Howmet Aerospace, Inc. ................ 193,845 47,112,089
L3Harris Technologies, Inc. .............. 59,320 19,015,026
Rocket Lab Corp.
(b)
................... 243,820 20,117,588
Textron, Inc. ........................ 27,760 2,663,850
TransDigm Group, Inc. ................. 28,184 32,692,876
Woodward, Inc. ...................... 29,447 10,688,966
198,126,841
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 58,829 10,695,700
Banks — 0.2%
Citizens Financial Group, Inc. ............ 71,545 4,654,002
First Citizens BancShares, Inc. , Class A
(a)
.... 1,758 3,487,556
8,141,558
Beverages — 0.5%
Monster Beverage Corp.
(b)
............... 209,486 16,145,086
Biotechnology — 1.4%
(b)
Alnylam Pharmaceuticals, Inc. ............ 63,495 19,651,067
Insmed, Inc. ........................ 104,311 14,220,719
Natera, Inc. ......................... 67,502 13,916,212
Summit Therapeutics, Inc.
(a)
.............. 57,123 1,225,860
49,013,858
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a) (b)
............... 466,205 9,314,776
eBay, Inc. .......................... 61,248 6,337,943
15,652,719
Building Products — 2.1%
Allegion plc ......................... 23,586 3,242,603
Carlisle Cos., Inc. .................... 12,552 4,459,223
Carrier Global Corp. ................... 190,458 12,793,064
Johnson Controls International plc ......... 305,319 44,585,734
Lennox International, Inc. ............... 16,320 8,729,405
73,810,029
Capital Markets — 4.3%
Ameriprise Financial, Inc. ............... 22,291 10,583,544
Ares Management Corp. , Class A .......... 101,390 11,903,186
Bank of New York Mellon Corp. (The) ....... 180,098 24,199,768
Coinbase Global, Inc. , Class A
(b)
........... 112,733 21,167,875
Interactive Brokers Group, Inc. , Class A ...... 221,150 17,581,425
LPL Financial Holdings, Inc. .............. 39,941 13,345,486
MSCI, Inc. , Class A ................... 35,499 20,994,464
Nasdaq, Inc. ........................ 185,995 17,094,801
Northern Trust Corp. ................... 36,392 6,053,445
Raymond James Financial, Inc. ........... 52,907 8,376,236
151,300,230
Chemicals — 1.4%
Corteva, Inc. ........................ 152,899 12,386,348
Ecolab, Inc. ........................ 125,517 32,709,730
RPM International, Inc. ................. 24,812 2,528,095
47,624,173
Security
Shares
Shares Value
Commercial Services & Supplies — 2.3%
Cintas Corp. ........................ 171,615 $ 29,982,857
Copart, Inc.
(b)
....................... 419,757 13,898,154
Republic Services, Inc. , Class A ........... 100,174 20,958,404
Rollins, Inc. ......................... 147,026 8,193,759
Veralto Corp. ........................ 74,109 6,536,414
79,569,588
Communications Equipment — 2.2%
Ciena Corp.
(b)
....................... 70,590 37,241,872
F5, Inc.
(b)
.......................... 9,133 2,958,179
Motorola Solutions, Inc. ................ 83,481 36,650,663
76,850,714
Construction & Engineering — 3.4%
AECOM ........................... 44,131 3,711,417
Comfort Systems USA, Inc. .............. 17,586 32,362,637
EMCOR Group, Inc.
(a)
.................. 22,218 19,811,124
MasTec, Inc.
(b)
....................... 19,361 7,629,202
Quanta Services, Inc. .................. 73,603 53,566,055
117,080,435
Construction Materials — 1.5%
CRH plc ........................... 190,582 22,568,720
Martin Marietta Materials, Inc. ............ 16,442 10,178,749
Vulcan Materials Co. .................. 66,317 20,010,492
52,757,961
Consumer Finance — 0.4%
SoFi Technologies, Inc.
(b)
................ 619,626 9,975,978
Synchrony Financial ................... 72,373 5,514,823
15,490,801
Consumer Staples Distribution & Retail — 0.6%
Casey's General Stores, Inc. ............. 18,169 14,937,644
US Foods Holding Corp.
(b)
............... 46,078 4,307,832
19,245,476
Containers & Packaging — 0.2%
International Paper Co. ................. 161,197 4,903,613
Packaging Corp. of America ............. 15,785 3,369,308
8,272,921
Diversified Telecommunication Services — 0.3%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 119,846 8,856,619
Electric Utilities — 0.6%
Entergy Corp. ....................... 82,035 9,672,747
NRG Energy, Inc. ..................... 44,674 6,950,381
PPL Corp. ......................... 110,133 4,123,379
20,746,507
Electrical Equipment — 5.4%
AMETEK, Inc. ....................... 115,074 27,099,927
Bloom Energy Corp. , Class A
(b)
............ 130,897 37,090,974
Emerson Electric Co. .................. 164,683 23,128,080
Hubbell, Inc. , Class B .................. 26,711 13,573,729
nVent Electric plc ..................... 80,211 11,462,152
Rockwell Automation, Inc. ............... 37,145 15,188,962
Vertiv Holdings Co. , Class A ............. 187,161 61,480,517
189,024,341
Electronic Equipment, Instruments & Components — 5.0%
Coherent Corp.
(b)
..................... 87,987 28,130,324
Corning, Inc. ........................ 376,372 61,815,337
Fabrinet
(a) (b)
......................... 18,133 12,393,362
Flex Ltd.
(b)
.......................... 104,275 9,546,376
Jabil, Inc. .......................... 28,565 9,640,402
Keysight Technologies, Inc.
(b)
............. 57,144 19,995,257

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TE Connectivity plc ................... 91,781 $ 19,426,367
Teledyne Technologies, Inc.
(b)
............. 14,225 9,187,216
Zebra Technologies Corp. , Class A
(b)
........ 14,636 3,311,541
173,446,182
Energy Equipment & Services — 0.7%
Baker Hughes Co. , Class A .............. 276,280 19,248,428
TechnipFMC plc ...................... 54,680 4,132,167
23,380,595
Entertainment — 1.9%
Electronic Arts, Inc. ................... 34,098 6,900,412
Liberty Media Corp.-Liberty Formula One , Class
A
(b)
............................ 11,828 936,778
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(b)
........................ 105,989 9,109,754
Live Nation Entertainment, Inc.
(b)
.......... 71,688 11,322,403
ROBLOX Corp. , Class A
(b)
............... 313,419 17,319,534
Take-Two Interactive Software, Inc.
(b)
........ 84,878 18,143,521
TKO Group Holdings, Inc. , Class A ......... 19,387 3,607,727
67,340,129
Financial Services — 1.7%
Affirm Holdings, Inc. , Class A
(b)
............ 133,575 8,586,201
Apollo Global Management, Inc. ........... 90,130 11,601,534
Block, Inc. , Class A
(b)
.................. 191,531 13,504,851
Corpay, Inc.
(b)
....................... 14,783 4,530,546
Fidelity National Information Services, Inc. .... 68,551 3,189,678
PayPal Holdings, Inc. .................. 198,625 9,959,057
Toast, Inc. , Class A
(b)
.................. 260,731 7,436,048
58,807,915
Food Products — 0.0%
McCormick & Co., Inc. (Non-Voting) , NVS .... 31,378 1,595,258
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 27,354 5,196,713
Ground Transportation — 1.3%
JB Hunt Transport Services, Inc. .......... 22,578 5,679,044
Norfolk Southern Corp. ................. 57,727 18,231,919
Old Dominion Freight Line, Inc. ........... 47,659 10,124,201
XPO, Inc.
(b)
......................... 58,787 12,940,782
46,975,946
Health Care Equipment & Supplies — 2.7%
Cooper Cos., Inc. (The)
(b)
............... 44,433 2,794,836
Dexcom, Inc.
(b)
...................... 194,801 11,600,400
Edwards Lifesciences Corp.
(b)
............ 287,607 24,015,184
GE HealthCare Technologies, Inc. ......... 56,449 3,434,357
IDEXX Laboratories, Inc.
(b)
............... 38,297 21,476,958
Insulet Corp.
(b)
....................... 34,850 5,999,079
ResMed, Inc. ....................... 73,414 15,696,647
STERIS plc ......................... 47,533 10,308,957
95,326,418
Health Care Providers & Services — 1.3%
Cardinal Health, Inc. ................... 67,971 13,110,246
Cencora, Inc. ....................... 91,452 28,168,131
Tenet Healthcare Corp.
(b)
................ 16,809 2,977,210
44,255,587
Health Care REITs — 0.6%
Ventas, Inc. ........................ 223,413 19,629,066
Health Care Technology — 0.3%
Veeva Systems, Inc. , Class A
(b)
........... 74,778 11,663,125
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 5.0%
Airbnb, Inc. , Class A
(b)
.................. 115,082 $ 16,152,910
Carnival Corp. ....................... 203,928 5,406,131
Chipotle Mexican Grill, Inc. , Class A
(b)
....... 655,975 22,296,590
Darden Restaurants, Inc. ............... 19,782 3,967,478
DraftKings, Inc. , Class A
(a) (b)
.............. 243,281 5,673,313
Expedia Group, Inc. ................... 15,283 3,795,839
Flutter Entertainment plc
(b)
............... 82,840 8,940,921
Hilton Worldwide Holdings, Inc. ........... 108,905 35,292,843
Las Vegas Sands Corp. ................ 92,544 5,053,828
Marriott International, Inc. , Class A ......... 57,947 20,958,850
Royal Caribbean Cruises Ltd. ............ 126,203 33,287,303
Yum! Brands, Inc. .................... 87,453 13,961,872
174,787,878
Household Durables — 0.6%
Garmin Ltd. ......................... 55,603 13,964,137
Somnigroup International, Inc. ............ 93,157 7,066,890
21,031,027
Household Products — 0.5%
Church & Dwight Co., Inc. ............... 63,219 6,136,036
Colgate-Palmolive Co. ................. 119,684 10,216,226
16,352,262
Independent Power and Renewable Electricity Producers — 1.0%
Talen Energy Corp.
(b)
.................. 20,871 7,772,778
Vistra Corp. ........................ 168,689 26,625,872
34,398,650
Insurance — 3.0%
Allstate Corp. (The) ................... 58,545 12,719,487
American International Group, Inc. ......... 80,209 5,999,633
Aon plc , Class A ..................... 107,399 33,470,898
Arthur J Gallagher & Co. ................ 127,088 26,230,963
Brown & Brown, Inc. ................... 138,844 8,351,467
Loews Corp. ........................ 32,287 3,635,839
Markel Group, Inc.
(a) (b)
.................. 2,807 4,975,323
Willis Towers Watson plc ................ 17,499 4,483,244
WR Berkley Corp. .................... 57,650 3,852,750
103,719,604
Interactive Media & Services — 0.3%
(b)
Pinterest, Inc. , Class A ................. 145,449 2,859,528
Reddit, Inc. , Class A ................... 63,075 9,286,532
12,146,060
IT Services — 2.3%
Cloudflare, Inc. , Class A
(b)
............... 154,661 31,700,865
CoreWeave, Inc. , Class A
(b)
.............. 79,456 8,867,290
Gartner, Inc.
(a) (b)
...................... 34,802 5,167,749
GoDaddy, Inc. , Class A
(b)
................ 30,397 2,638,156
MongoDB, Inc. , Class A
(b)
............... 39,220 9,837,552
Okta, Inc. , Class A
(b)
................... 82,757 6,095,053
Twilio, Inc. , Class A
(b)
.................. 43,697 6,469,778
VeriSign, Inc. ....................... 39,828 10,700,190
81,476,633
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. ............... 53,326 6,161,819
Illumina, Inc.
(b)
....................... 23,971 3,038,085
IQVIA Holdings, Inc.
(a) (b)
................. 29,375 4,652,119
Medpace Holdings, Inc.
(b)
............... 11,413 4,778,167
Mettler-Toledo International, Inc.
(a) (b)
........ 5,900 7,531,999
Waters Corp.
(a) (b)
..................... 29,289 9,057,037
West Pharmaceutical Services, Inc. ........ 23,827 7,090,677
42,309,903

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 2.8%
Cummins, Inc. ....................... 36,724 $ 24,642,171
Dover Corp. ........................ 34,755 7,868,880
Fortive Corp. ........................ 39,572 2,366,010
Graco, Inc. ......................... 84,156 6,755,202
Ingersoll Rand, Inc.
(a)
.................. 84,513 6,749,208
Otis Worldwide Corp. .................. 48,929 3,810,591
Pentair plc ......................... 52,627 4,247,525
Snap-on, Inc. ....................... 8,188 3,139,279
Westinghouse Air Brake Technologies Corp. ... 85,361 23,038,080
Xylem, Inc. ......................... 120,322 14,217,248
96,834,194
Media — 0.2%
Trade Desk, Inc. (The) , Class A
(b)
.......... 222,684 5,253,116
Metals & Mining — 1.6%
Freeport-McMoRan, Inc. ................ 477,256 27,575,852
Nucor Corp. ........................ 41,593 9,370,487
Reliance, Inc. ....................... 8,069 2,925,013
Royal Gold, Inc. ...................... 40,219 9,386,310
Steel Dynamics, Inc. ................... 31,449 7,191,128
56,448,790
Multi-Utilities — 0.9%
Ameren Corp. ....................... 50,725 5,764,896
CenterPoint Energy, Inc. ................ 96,760 4,223,574
CMS Energy Corp. .................... 37,596 2,885,117
NiSource, Inc. ....................... 101,070 4,879,660
Public Service Enterprise Group, Inc. ....... 82,048 6,700,040
WEC Energy Group, Inc. ................ 49,293 5,813,616
30,266,903
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp. ....................... 6 1,141
Coterra Energy, Inc. ................... 146,297 5,253,525
EQT Corp. ......................... 201,841 12,126,607
Expand Energy Corp. .................. 56,203 5,741,137
Phillips 66 .......................... 75,329 13,495,190
Texas Pacific Land Corp. ................ 28,470 12,631,285
49,248,885
Passenger Airlines — 0.1%
Southwest Airlines Co. ................. 134,636 5,105,397
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 32,181 2,468,604
Pharmaceuticals — 0.4%
Zoetis, Inc. , Class A ................... 132,449 15,227,662
Professional Services — 1.6%
Broadridge Financial Solutions, Inc. ........ 58,541 9,014,143
Equifax, Inc. ........................ 61,499 10,697,136
Jacobs Solutions, Inc. .................. 24,093 3,117,875
Leidos Holdings, Inc. .................. 29,581 4,414,077
Paychex, Inc. ....................... 81,449 7,544,621
TransUnion ......................... 96,675 6,863,925
Verisk Analytics, Inc. , Class A ............. 70,079 12,928,875
54,580,652
Real Estate Management & Development — 0.7%
(b)
CBRE Group, Inc. , Class A .............. 96,183 13,728,200
CoStar Group, Inc.
(a)
................... 198,909 6,884,240
Zillow Group, Inc. , Class A ............... 25,550 1,139,786
Zillow Group, Inc. , Class C, NVS .......... 83,938 3,726,847
25,479,073
Security
Shares
Shares Value
Residential REITs — 0.4%
AvalonBay Communities, Inc. ............ 21,803 $ 3,989,949
Equity Residential .................... 47,541 3,108,231
Essex Property Trust, Inc. ............... 9,944 2,617,360
Invitation Homes, Inc. .................. 103,214 2,969,467
12,685,007
Retail REITs — 0.2%
Realty Income Corp. ................... 124,537 8,000,257
Semiconductors & Semiconductor Equipment — 6.7%
Astera Labs, Inc.
(b)
.................... 68,957 13,428,686
Credo Technology Group Holding Ltd.
(b)
...... 80,751 14,051,482
Entegris, Inc. ........................ 74,866 10,584,555
First Solar, Inc.
(b)
..................... 50,817 10,259,444
Marvell Technology, Inc. ................ 435,049 71,848,342
Microchip Technology, Inc. ............... 270,302 25,113,759
Monolithic Power Systems, Inc. ........... 22,838 36,869,896
NXP Semiconductors NV ............... 34,590 10,155,278
ON Semiconductor Corp.
(b)
.............. 52,067 5,248,874
Qnity Electronics, Inc. .................. 68,352 9,614,392
Teradyne, Inc. ....................... 78,164 26,846,989
234,021,697
Software — 5.0%
Atlassian Corp. , Class A
(b)
............... 83,198 5,706,551
Autodesk, Inc.
(b)
...................... 106,307 25,194,759
Bentley Systems, Inc. , Class B ............ 66,867 2,181,202
Circle Internet Group, Inc. , Class A
(b)
........ 15,248 1,385,738
Datadog, Inc. , Class A
(b)
................ 153,320 20,267,371
DocuSign, Inc. , Class A
(a) (b)
.............. 49,972 2,298,212
Dynatrace, Inc.
(b)
..................... 148,506 5,377,402
Fair Isaac Corp.
(b)
..................... 11,658 11,949,450
Fortinet, Inc.
(b)
....................... 314,359 26,503,607
Gen Digital, Inc. ...................... 83,354 1,607,899
Guidewire Software, Inc.
(b)
............... 41,584 5,754,810
HubSpot, Inc.
(b)
...................... 24,879 5,517,167
Nutanix, Inc. , Class A
(b)
................. 127,654 5,219,772
PTC, Inc.
(b)
......................... 59,515 8,111,894
Roper Technologies, Inc. ................ 29,371 10,421,124
Trimble, Inc.
(b)
....................... 79,062 5,322,454
Tyler Technologies, Inc.
(b)
............... 21,457 7,319,841
Unity Software, Inc.
(a) (b)
................. 159,799 4,221,890
Workday, Inc. , Class A
(b)
................ 106,100 12,986,640
Zscaler, Inc.
(b)
....................... 49,349 6,448,927
173,796,710
Specialized REITs — 1.6%
Crown Castle, Inc. .................... 124,300 11,035,354
Digital Realty Trust, Inc. ................ 89,936 18,071,740
Extra Space Storage, Inc. ............... 28,318 4,058,819
Iron Mountain, Inc. .................... 95,255 12,001,177
Public Storage ....................... 21,837 6,604,601
SBA Communications Corp. , Class A ........ 25,750 5,695,900
57,467,591
Specialty Retail — 2.9%
AutoZone, Inc.
(b)
..................... 8,268 30,624,920
Burlington Stores, Inc.
(b)
................ 31,310 10,019,513
Carvana Co. , Class A
(b)
................. 68,981 27,302,680
Ross Stores, Inc. ..................... 79,613 18,135,045
Tractor Supply Co. .................... 156,274 5,485,218
Ulta Beauty, Inc.
(a) (b)
................... 9,790 5,261,929
Williams-Sonoma, Inc. ................. 26,706 4,839,394
101,668,699

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 7.0%
Dell Technologies, Inc. , Class C ........... 85,015 $ 17,763,884
Everpure, Inc. , Class A
(b)
................ 153,319 10,954,642
IonQ, Inc.
(a) (b)
........................ 174,874 7,890,315
NetApp, Inc. ........................ 32,481 3,597,920
Sandisk Corp.
(b)
...................... 69,656 76,378,501
Seagate Technology Holdings plc .......... 111,672 75,226,726
Super Micro Computer, Inc.
(b)
............. 263,554 7,221,380
Western Digital Corp. .................. 105,802 45,973,085
245,006,453
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. , Class B ................... 236,548 10,493,269
Tapestry, Inc. ........................ 50,224 7,284,489
17,777,758
Trading Companies & Distributors — 2.6%
Fastenal Co. ........................ 570,559 25,635,216
Ferguson Enterprises, Inc. ............... 57,857 15,488,897
United Rentals, Inc. ................... 22,208 21,316,127
Watsco, Inc. ........................ 6,832 2,991,323
WW Grainger, Inc. .................... 22,305 25,903,912
91,335,475
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 34,929 4,485,582
Total Long-Term Investments — 99 .7%
(Cost: $ 2,682,928,897 ) ............................ 3,479,403,013
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e)
................... 45,931,123 $ 45,944,902
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 7,932,876 7,932,876
Total Short-Term Securities — 1 .6%
(Cost: $ 53,861,574 ) ............................... 53,877,778
Total Investments — 101 .3%
(Cost: $ 2,736,790,471 ) ............................ 3,533,280,791
Liabilities in Excess of Other Assets — (1.3) % ............. (44,535,845)
Net Assets — 100.0% ...............................
$ 3,488,744,946
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 84,106,705 $ — $ (38,149,067)
(a)
$ 3,481 $ (16,217) $ 45,944,902 45,931,123 $ 394,553
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,957,765 3,975,111
(a)
— — — 7,932,876 7,932,876 189,498 —
$ 3,481 $ (16,217) $ 53,877,778 $ 584,051 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 6 06/18/26 $ 3,312 $ 405,186
Russell 2000 E-Mini Index .................................................... 36 06/18/26 5,054 510,789
$ 915,975
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 915,975 $ — $ — $ — $ 915,975
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 1,058,158 $ — $ — $ — $ 1,058,158
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 967,117 $ — $ — $ — $ 967,117
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 6,538,473

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,479,403,013 $ — $ — $ 3,479,403,013
Short-Term Securities
Money Market Funds ...................................... 53,877,778 — — 53,877,778
$ 3,533,280,791 $ — $ — $ 3,533,280,791
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 915,975 $ — $ — $ 915,975
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
AAR Corp.
(a)
........................ 4,814 $ 531,321
Archer Aviation, Inc. , Class A
(a) (b)
........... 158,795 911,483
Astronics Corp.
(a)
..................... 8,848 631,747
ATI, Inc.
(a)
.......................... 42,519 6,610,004
Cadre Holdings, Inc. ................... 7,849 232,723
Ducommun, Inc.
(a)
.................... 4,092 580,778
Eve Holding, Inc.
(a) (b)
................... 14,970 43,114
Firefly Aerospace, Inc.
(a) (b)
............... 8,750 302,750
Hexcel Corp. ........................ 24,009 2,253,725
Huntington Ingalls Industries, Inc. .......... 7,780 2,834,176
Intuitive Machines, Inc. , Class A
(a) (b)
......... 35,526 900,584
Karman Holdings, Inc.
(a) (b)
............... 11,244 764,367
Kratos Defense & Security Solutions, Inc.
(a)
... 57,372 3,617,305
Leonardo DRS, Inc. ................... 23,350 948,710
Loar Holdings, Inc.
(a) (b)
.................. 7,221 405,242
Mercury Systems, Inc.
(a)
................ 16,294 1,285,759
Moog, Inc. , Class A ................... 5,942 1,790,384
National Presto Industries, Inc. ............ 968 135,365
Red Cat Holdings, Inc.
(a) (b)
............... 33,273 389,960
Redwire Corp.
(a)
...................... 33,807 310,686
StandardAero, Inc.
(a)
................... 35,253 876,390
Voyager Technologies, Inc. , Class A
(a) (b)
...... 4,065 107,357
VSE Corp.
(b)
........................ 8,098 1,390,265
27,854,195
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
(a) (b)
................. 15,232 870,204
Hub Group, Inc. , Class A ................ 8,281 362,956
1,233,160
Automobile Components — 0.5%
Dana, Inc. .......................... 23,247 847,353
Dorman Products, Inc.
(a)
................ 4,696 528,347
Gentex Corp. ....................... 31,516 728,335
Gentherm, Inc.
(a)
..................... 3,925 118,143
Kodiak AI, Inc.
(a) (b)
..................... 30,427 258,021
Mobileye Global, Inc. , Class A
(a) (b)
.......... 48,406 420,648
Patrick Industries, Inc. ................. 6,401 595,293
Phinia, Inc. ......................... 5,258 379,365
QuantumScape Corp. , Class A
(a) (b)
......... 69,173 504,271
Solid Power, Inc. , Class A
(a) (b)
............. 53,063 183,067
XPEL, Inc.
(a) (c)
....................... 6,852 326,292
4,889,135
Automobiles — 0.1%
Lucid Group, Inc. , Class A
(a) (b)
............. 14,281 90,970
Thor Industries, Inc. ................... 8,985 710,174
801,144
Banks — 2.4%
1st Source Corp. ..................... 2,268 166,766
Amalgamated Financial Corp. ............ 2,226 90,999
Ameris Bancorp ...................... 10,098 860,854
Axos Financial, Inc.
(a)
.................. 8,987 866,706
BancFirst Corp. ...................... 3,173 354,139
Bancorp, Inc. (The)
(a)
.................. 12,998 777,670
Bank First Corp. ..................... 3,163 459,615
City Holding Co. ..................... 1,950 239,772
Coastal Financial Corp.
(a) (b)
.............. 3,967 299,985
Columbia Financial, Inc.
(a) (b)
.............. 2,944 56,613
East West Bancorp, Inc. ................ 19,313 2,442,515
Equity Bancshares, Inc. , Class A .......... 3,207 145,405
Esquire Financial Holdings, Inc. ........... 2,515 264,377
First Financial Bankshares, Inc. ........... 23,457 756,957
Five Star Bancorp .................... 2,933 118,640
Security
Shares
Shares Value
Banks (continued)
Flagstar Bank NA ..................... 47,421 $ 662,471
German American Bancorp, Inc. ........... 5,152 221,897
Home BancShares, Inc. ................ 25,155 675,915
HomeTrust Bancshares, Inc. ............. 3,068 140,116
International Bancshares Corp. ........... 6,679 479,151
Lakeland Financial Corp. ................ 2,745 166,127
Live Oak Bancshares, Inc. ............... 5,056 190,106
Mechanics Bancorp , Class A ............. 15,185 224,207
NB Bancorp, Inc. ..................... 13,506 265,123
Nicolet Bankshares, Inc. ................ 2,521 369,276
Northeast Bank ...................... 2,679 333,134
Pathward Financial, Inc. ................ 4,359 378,536
Popular, Inc. ........................ 10,451 1,571,099
QCR Holdings, Inc. ................... 2,135 193,047
Republic Bancorp, Inc. , Class A ........... 1,155 87,468
Seacoast Banking Corp. of Florida ......... 21,548 678,116
ServisFirst Bancshares, Inc. ............. 17,217 1,370,818
Stock Yards Bancorp, Inc. ............... 5,195 375,754
Texas Capital Bancshares, Inc.
(a)
.......... 9,296 936,107
TFS Financial Corp. ................... 9,297 139,827
Tompkins Financial Corp. ............... 1,487 125,309
Triumph Financial, Inc.
(a)
................ 2,859 193,497
Webster Financial Corp. ................ 26,464 1,914,935
Western Alliance Bancorp ............... 17,777 1,449,537
Wintrust Financial Corp. ................ 9,140 1,376,210
WSFS Financial Corp. ................. 8,084 581,805
23,000,601
Beverages — 0.7%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
...... 794 188,210
Celsius Holdings, Inc.
(a)
................. 51,834 1,740,068
Coca-Cola Consolidated, Inc. ............. 16,540 3,391,858
National Beverage Corp.
(a)
............... 2,565 87,774
Vita Coco Co., Inc. (The)
(a)
............... 12,968 855,758
6,263,668
Biotechnology — 7.4%
(a)
ACADIA Pharmaceuticals, Inc. ............ 27,231 611,336
ADMA Biologics, Inc. .................. 73,743 755,866
Agios Pharmaceuticals, Inc. .............. 8,850 247,800
Alkermes plc ........................ 21,213 715,090
AnaptysBio, Inc. ..................... 3,559 233,933
Anavex Life Sciences Corp.
(b)
............. 13,417 44,813
Apellis Pharmaceuticals, Inc.
(b)
............ 25,193 1,031,653
Arbutus Biopharma Corp.
(b)
.............. 43,377 182,183
Arcus Biosciences, Inc. ................. 15,205 387,728
Arcutis Biotherapeutics, Inc. ............. 34,299 796,423
Ardelyx, Inc. ........................ 69,750 441,518
Aurinia Pharmaceuticals, Inc. ............. 13,690 210,621
Beam Therapeutics, Inc. ................ 14,426 437,541
BioCryst Pharmaceuticals, Inc. ............ 66,487 609,021
Biohaven Ltd. ....................... 22,997 220,541
BioMarin Pharmaceutical, Inc. ............ 23,725 1,279,015
Bridgebio Pharma, Inc. ................. 44,348 3,153,586
CareDx, Inc.
(b)
....................... 7,112 148,001
Catalyst Pharmaceuticals, Inc. ............ 18,524 521,080
Celcuity, Inc. ........................ 7,648 928,085
Celldex Therapeutics, Inc. ............... 7,530 247,586
CG oncology, Inc. .................... 18,689 1,247,304
Cogent Biosciences, Inc. ................ 18,608 665,980
CRISPR Therapeutics AG
(b)
.............. 17,588 920,556
Cytokinetics, Inc. ..................... 37,200 2,379,684
Disc Medicine, Inc. .................... 8,149 537,427
Exelixis, Inc. ........................ 30,136 1,339,847
GRAIL, Inc. ......................... 3,709 202,066

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Halozyme Therapeutics, Inc.
(b)
............ 39,034 $ 2,484,904
ImmunityBio, Inc.
(b)
.................... 103,973 738,208
Immunome, Inc.
(b)
.................... 29,061 666,659
Immunovant, Inc. ..................... 24,905 676,046
Inhibrx Biosciences, Inc. ................ 2,969 383,624
Ionis Pharmaceuticals, Inc. .............. 47,030 3,515,963
Janux Therapeutics, Inc. ................ 6,719 96,552
Kiniksa Pharmaceuticals International plc , Class
A ............................. 7,296 392,379
Kodiak Sciences, Inc. .................. 12,155 528,499
Krystal Biotech, Inc. ................... 8,191 2,148,172
Kymera Therapeutics, Inc.
(b)
.............. 9,975 808,673
Lexeo Therapeutics, Inc. ................ 6,702 38,168
Madrigal Pharmaceuticals, Inc. ............ 5,803 3,002,414
MannKind Corp. ..................... 93,022 263,252
MeiraGTx Holdings plc
(b)
................ 11,047 101,853
MiMedx Group, Inc. ................... 15,128 50,830
Mineralys Therapeutics, Inc. ............. 8,259 220,102
Mirum Pharmaceuticals, Inc.
(b)
............ 15,714 1,529,129
Neurocrine Biosciences, Inc. ............. 31,256 4,115,478
Nurix Therapeutics, Inc.
(b)
............... 15,995 267,116
Nuvalent, Inc. , Class A
(b)
................ 14,276 1,431,597
Praxis Precision Medicines, Inc. ........... 7,095 2,262,099
Precigen, Inc.
(b)
...................... 25,607 106,525
Prime Medicine, Inc.
(b)
.................. 24,590 87,172
Protagonist Therapeutics, Inc. ............ 16,606 1,643,496
PTC Therapeutics, Inc. ................. 7,215 469,408
Recursion Pharmaceuticals, Inc. , Class A
(b)
... 86,985 300,968
Revolution Medicines, Inc. ............... 39,324 5,667,375
Rezolute, Inc. ....................... 25,766 82,451
Rhythm Pharmaceuticals, Inc. ............ 16,571 1,348,217
Roivant Sciences Ltd. .................. 122,277 3,488,563
Savara, Inc.
(b)
....................... 29,751 155,895
Scholar Rock Holding Corp. .............. 25,583 1,192,424
Soleno Therapeutics, Inc. ............... 13,632 720,042
Spyre Therapeutics, Inc. ................ 11,637 866,375
Syndax Pharmaceuticals, Inc. ............ 25,080 537,464
Tango Therapeutics, Inc. ................ 23,916 517,064
Taysha Gene Therapies, Inc.
(b)
............ 57,502 367,438
TG Therapeutics, Inc.
(b)
................. 45,900 1,550,502
Travere Therapeutics, Inc. ............... 17,177 723,495
Twist Bioscience Corp.
(b)
................ 18,790 1,098,276
Ultragenyx Pharmaceutical, Inc. ........... 28,026 691,962
uniQure NV
(b)
....................... 8,054 160,677
Veracyte, Inc. ....................... 22,518 741,293
Vericel Corp. ........................ 15,830 549,776
Viking Therapeutics, Inc. ................ 16,629 518,492
Viridian Therapeutics, Inc. ............... 7,252 97,757
Xencor, Inc. ........................ 10,387 123,917
Zymeworks, Inc. ..................... 7,870 216,740
70,241,765
Broadline Retail — 0.3%
(a)
Etsy, Inc. .......................... 15,762 1,014,127
Groupon, Inc. , Class A
(b)
................ 7,700 109,417
Ollie's Bargain Outlet Holdings, Inc. ........ 19,557 1,691,876
Pattern Group, Inc. , Class A
(b)
............ 10,516 141,650
Savers Value Village, Inc.
(b)
.............. 4,077 34,451
2,991,521
Building Products — 2.8%
A O Smith Corp. ..................... 22,907 1,416,569
AAON, Inc. ......................... 21,380 1,994,968
Advanced Drainage Systems, Inc. ......... 21,825 3,257,381
American Woodmark Corp.
(a)
............. 1,766 77,139
Security
Shares
Shares Value
Building Products (continued)
Armstrong World Industries, Inc. ........... 13,728 $ 2,339,114
AZZ, Inc. .......................... 3,933 562,576
CSW Industrials, Inc.
(b)
................. 5,223 1,520,938
Gibraltar Industries, Inc.
(a)
............... 4,827 188,398
Griffon Corp. ........................ 4,110 374,709
Hayward Holdings, Inc.
(a)
................ 45,754 686,767
Janus International Group, Inc.
(a)
.......... 11,160 58,032
Masco Corp. ........................ 28,300 2,032,506
Modine Manufacturing Co.
(a)
............. 15,655 3,986,233
Resideo Technologies, Inc.
(a)
............. 22,197 918,290
Simpson Manufacturing Co., Inc. .......... 13,271 2,531,178
Tecnoglass, Inc. ...................... 7,725 332,793
Trex Co., Inc.
(a)
...................... 33,840 1,326,528
UFP Industries, Inc. ................... 8,447 755,922
Zurn Elkay Water Solutions Corp. .......... 47,912 2,489,507
26,849,548
Capital Markets — 4.4%
Acadian Asset Management, Inc. .......... 9,100 612,885
Affiliated Managers Group, Inc. ........... 5,249 1,546,723
Artisan Partners Asset Management, Inc. , Class
A ............................. 13,343 499,562
BGC Group, Inc. , Class A ............... 70,048 786,639
Blue Owl Capital, Inc. , Class A ............ 196,983 1,920,584
Cohen & Steers, Inc. .................. 9,010 633,313
DigitalBridge Group, Inc. , Class A .......... 48,215 750,226
Evercore, Inc. , Class A ................. 11,822 3,798,290
FactSet Research Systems, Inc. ........... 6,851 1,559,151
Federated Hermes, Inc. , Class B, NVS ...... 14,386 835,683
Freedom Holding Corp.
(a) (b)
.............. 5,858 877,704
Galaxy Digital, Inc. , Class A
(a) (b)
........... 37,178 1,020,164
Gemini Space Station, Inc. , Class A
(a) (b)
...... 13,851 61,499
Hamilton Lane, Inc. , Class A ............. 12,276 1,129,269
Houlihan Lokey, Inc. , Class A ............. 17,299 2,677,020
Janus Henderson Group plc ............. 15,997 825,605
Jefferies Financial Group, Inc. ............ 29,420 1,418,632
MarketAxess Holdings, Inc. .............. 4,832 759,542
Miami International Holdings, Inc.
(a)
......... 5,621 261,320
Moelis & Co. , Class A .................. 2,051 133,561
Morningstar, Inc. ..................... 8,197 1,382,916
Oppenheimer Holdings, Inc. , Class A, NVS ... 886 101,429
Perella Weinberg Partners , Class A ......... 11,634 264,557
Piper Sandler Cos. .................... 19,538 1,703,714
PJT Partners, Inc. , Class A .............. 7,179 1,096,521
Ridgepost Capital, Inc. , Class A ........... 10,791 85,573
SEI Investments Co. ................... 30,689 2,782,879
StepStone Group, Inc. , Class A ........... 16,599 878,087
Stifel Financial Corp. .................. 33,873 2,669,531
StoneX Group, Inc.
(a)
.................. 14,106 1,495,659
TPG, Inc. , Class A .................... 40,928 1,785,279
Tradeweb Markets, Inc. , Class A ........... 36,828 4,170,771
Victory Capital Holdings, Inc. , Class A ....... 7,998 627,923
WisdomTree, Inc. ..................... 20,907 355,419
41,507,630
Chemicals — 1.5%
Albemarle Corp. ..................... 16,457 3,237,092
ASP Isotopes, Inc.
(a) (b)
.................. 33,242 174,853
Axalta Coating Systems Ltd.
(a)
............ 22,627 643,512
Balchem Corp. ...................... 10,279 1,661,292
Cabot Corp. ........................ 5,130 394,805
Element Solutions, Inc. ................. 40,282 1,715,610
Hawkins, Inc. ....................... 6,056 1,014,077
HB Fuller Co. ....................... 5,074 307,078
NewMarket Corp. ..................... 1,299 877,630

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Olin Corp. .......................... 21,336 $ 607,649
Perimeter Solutions, Inc.
(a)
............... 42,252 1,280,236
PureCycle Technologies, Inc.
(a) (b)
........... 20,387 152,495
Quaker Chemical Corp. ................ 1,832 248,951
Sensient Technologies Corp. ............. 13,373 1,519,708
13,834,988
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................... 6,077 247,942
ACV Auctions, Inc. , Class A
(a)
............. 49,628 257,569
Brady Corp. , Class A, NVS .............. 8,163 667,897
Brink's Co. (The) ..................... 8,309 886,986
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 11,398 903,292
Clean Harbors, Inc.
(a)
.................. 16,138 5,046,030
GEO Group, Inc. (The)
(a)
................ 13,434 248,663
HNI Corp. .......................... 9,107 332,770
Interface, Inc. , Class A ................. 9,730 271,272
Liquidity Services, Inc.
(a)
................ 7,514 267,874
MSA Safety, Inc. ..................... 11,760 1,956,746
OPENLANE, Inc.
(a)
.................... 20,420 642,005
Tetra Tech, Inc. ...................... 79,544 2,570,862
UniFirst Corp. ....................... 2,220 567,232
14,867,140
Communications Equipment — 3.3%
(a)
Applied Optoelectronics, Inc.
(b)
............ 19,828 3,258,930
Calix, Inc. .......................... 18,543 807,733
Digi International, Inc. .................. 7,437 416,770
Extreme Networks, Inc. ................. 41,989 927,537
Harmonic, Inc. ....................... 35,620 407,137
Lumentum Holdings, Inc. ................ 22,526 20,325,660
NETGEAR, Inc. ...................... 5,298 133,881
Ondas, Inc.
(b)
........................ 133,309 1,338,422
Viavi Solutions, Inc. ................... 65,611 3,438,016
Vistance Networks, Inc. ................. 33,442 427,890
31,481,976
Construction & Engineering — 3.7%
API Group Corp.
(a)
.................... 119,765 5,475,656
Arcosa, Inc. ........................ 14,493 1,832,930
Argan, Inc. ......................... 4,106 2,750,938
Bowman Consulting Group Ltd.
(a)
.......... 2,022 63,814
Centuri Holdings, Inc.
(a) (b)
................ 7,538 283,429
Construction Partners, Inc. , Class A
(a)
....... 14,755 1,824,603
Dycom Industries, Inc.
(a)
................ 8,779 3,635,384
Everus Construction Group, Inc.
(a)
.......... 16,063 2,368,168
Fluor Corp.
(a)
........................ 17,079 911,165
Granite Construction, Inc. ............... 13,100 1,795,617
IES Holdings, Inc.
(a)
................... 2,656 1,710,676
Legence Corp. , Class A
(a)
............... 5,234 455,148
Limbach Holdings, Inc.
(a) (b)
............... 3,338 333,032
MYR Group, Inc.
(a)
.................... 3,396 1,374,735
Primoris Services Corp. ................ 11,174 2,024,170
Sterling Infrastructure, Inc.
(a) (b)
............ 9,635 4,967,999
Terrestrial Energy, Inc.
(a) (b)
............... 17,599 127,769
Tutor Perini Corp. .................... 7,713 716,692
Valmont Industries, Inc. ................. 3,265 1,658,750
WillScot Holdings Corp. , Class A .......... 31,137 704,942
35,015,617
Construction Materials — 0.3%
Eagle Materials, Inc. ................... 9,946 2,089,754
Knife River Corp.
(a)
.................... 6,227 576,309
United States Lime & Minerals, Inc. ......... 3,353 361,017
3,027,080
Security
Shares
Shares Value
Consumer Finance — 0.6%
Atlanticus Holdings Corp.
(a) (b)
............. 1,223 $ 97,118
Dave, Inc. , Class A
(a)
.................. 3,141 854,321
Enova International, Inc.
(a)
............... 4,272 723,719
Figure Technology Solutions, Inc. , Class A
(a)
... 10,057 353,001
FirstCash Holdings, Inc. ................ 6,228 1,359,074
Jefferson Capital, Inc. .................. 2,539 52,659
LendingClub Corp.
(a)
................... 23,892 407,836
LendingTree, Inc.
(a)
.................... 1,832 90,849
Nelnet, Inc. , Class A ................... 2,641 374,230
SLM Corp. ......................... 31,778 733,436
Upstart Holdings, Inc.
(a) (b)
................ 26,577 839,302
5,885,545
Consumer Staples Distribution & Retail — 0.7%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 20,580 1,932,256
Chefs' Warehouse, Inc. (The)
(a)
........... 6,696 519,610
Ingles Markets, Inc. , Class A ............. 2,051 187,605
Maplebear, Inc.
(a)
..................... 34,730 1,470,815
PriceSmart, Inc. ...................... 7,375 1,157,285
Sprouts Farmers Market, Inc.
(a)
............ 20,495 1,677,516
6,945,087
Containers & Packaging — 0.8%
AptarGroup, Inc. ..................... 11,743 1,452,374
Avery Dennison Corp. .................. 10,189 1,670,283
Ball Corp. .......................... 46,015 2,810,596
Crown Holdings, Inc. .................. 17,188 1,689,752
TriMas Corp. ........................ 4,380 162,148
7,785,153
Distributors — 0.1%
Pool Corp. ......................... 4,937 1,053,161
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc.
(a)
...... 17,548 1,423,318
Carriage Services, Inc. , Class A ........... 1,597 78,413
Coursera, Inc.
(a) (b)
..................... 35,310 210,094
Covista, Inc.
(a)
....................... 10,684 1,231,010
Duolingo, Inc. , Class A
(a)
................ 12,341 1,358,744
Frontdoor, Inc.
(a)
...................... 13,911 954,712
Graham Holdings Co. , Class B ............ 472 529,825
Grand Canyon Education, Inc.
(a)
........... 8,900 1,504,723
H&R Block, Inc. ...................... 19,073 605,186
Laureate Education, Inc.
(a)
............... 38,893 1,170,485
Mister Car Wash, Inc.
(a)
................. 15,057 106,604
OneSpaWorld Holdings Ltd. .............. 28,933 713,488
Perdoceo Education Corp. ............... 11,722 397,845
Service Corp. International .............. 29,756 2,411,129
Strategic Education, Inc. ................ 3,130 245,392
Stride, Inc.
(a)
........................ 6,008 583,737
Universal Technical Institute, Inc.
(a)
......... 14,759 553,905
14,078,610
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 38,094 1,197,294
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc. ...... 14,371 325,503
Globalstar, Inc.
(a)
..................... 7,978 656,589
IDT Corp. , Class B .................... 3,937 197,440
Iridium Communications, Inc. ............. 30,866 1,205,935
Uniti Group, Inc. ..................... 25,467 301,275
2,686,742

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 0.2%
IDACORP, Inc. ...................... 8,192 $ 1,210,286
MGE Energy, Inc. ..................... 5,648 453,083
1,663,369
Electrical Equipment — 2.3%
Acuity, Inc. ......................... 6,642 1,924,652
Allient, Inc. ......................... 2,441 185,955
American Superconductor Corp.
(a) (b)
........ 13,885 743,403
Amprius Technologies, Inc.
(a)
............. 36,434 767,300
Array Technologies, Inc.
(a) (b)
.............. 17,575 136,030
EnerSys ........................... 7,373 1,572,366
Enovix Corp.
(a) (b)
...................... 45,775 305,319
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 101,345 679,012
Generac Holdings, Inc.
(a)
................ 18,864 4,890,115
LSI Industries, Inc. .................... 8,275 201,165
NANO Nuclear Energy, Inc.
(a) (b)
............ 9,365 218,954
Nextpower, Inc. , Class A
(a) (b)
.............. 29,302 3,490,747
NuScale Power Corp. , Class A
(a)
........... 87,772 1,093,639
Powell Industries, Inc.
(b)
................ 8,796 2,438,867
Power Solutions International, Inc.
(a) (b)
....... 1,909 139,872
Preformed Line Products Co.
(b)
............ 460 152,835
Shoals Technologies Group, Inc. , Class A
(a)
... 50,973 404,726
Thermon Group Holdings, Inc.
(a)
........... 5,393 326,223
Vicor Corp.
(a)
........................ 7,292 1,963,517
21,634,697
Electronic Equipment, Instruments & Components — 3.5%
Advanced Energy Industries, Inc. .......... 11,949 4,587,341
Aeva Technologies, Inc.
(a) (b)
.............. 5,063 80,957
Arlo Technologies, Inc.
(a)
................ 31,082 436,702
Badger Meter, Inc. .................... 9,261 1,119,748
Bel Fuse, Inc. , Class B, NVS ............. 2,104 580,367
Belden, Inc.
(b)
....................... 12,196 1,371,806
Benchmark Electronics, Inc. ............. 4,642 380,876
Cognex Corp. ....................... 50,955 2,828,512
CTS Corp. ......................... 9,114 520,409
Daktronics, Inc.
(a)
..................... 8,285 162,883
ePlus, Inc. ......................... 4,230 358,239
Evolv Technologies Holdings, Inc.
(a) (b)
....... 34,357 247,370
IPG Photonics Corp.
(a) (b)
................ 3,415 406,112
Itron, Inc.
(a)
......................... 14,371 1,204,290
Kimball Electronics, Inc.
(a)
............... 4,371 118,061
Littelfuse, Inc. ....................... 4,980 2,012,767
Mirion Technologies, Inc. , Class A
(a)
........ 71,694 1,415,956
Napco Security Technologies, Inc. ......... 10,980 513,315
Novanta, Inc.
(a) (b)
..................... 11,262 1,458,767
OSI Systems, Inc.
(a)
................... 5,003 1,435,461
Ouster, Inc. , Class A
(a) (b)
................ 17,781 479,376
PC Connection, Inc. ................... 1,325 84,455
Plexus Corp.
(a)
....................... 5,141 1,288,232
Powerfleet, Inc.
(a)
..................... 36,028 116,010
Rogers Corp.
(a)
...................... 3,396 461,007
Sanmina Corp.
(a)
..................... 15,680 3,415,418
TTM Technologies, Inc.
(a)
................ 29,796 4,714,323
Vishay Intertechnology, Inc. .............. 23,529 681,635
Vontier Corp. ........................ 23,102 828,900
33,309,295
Energy Equipment & Services — 1.2%
Archrock, Inc. ....................... 36,292 1,406,315
Atlas Energy Solutions, Inc. .............. 9,980 173,452
Bristow Group, Inc. , Class A ............. 2,997 147,243
Cactus, Inc. , Class A .................. 8,710 485,321
Helix Energy Solutions Group, Inc.
(a)
........ 26,841 277,804
Kodiak Gas Services, Inc. ............... 16,490 1,118,022
Noble Corp. plc ...................... 19,816 1,011,211
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Oceaneering International, Inc.
(a)
.......... 21,347 $ 801,366
Seadrill Ltd.
(a)
....................... 7,544 374,861
Solaris Energy Infrastructure, Inc. , Class A .... 14,003 1,033,982
TETRA Technologies, Inc.
(a)
.............. 19,299 183,726
Tidewater, Inc.
(a)
..................... 10,100 902,233
Transocean Ltd.
(a) (b)
................... 275,730 1,880,479
Valaris Ltd.
(a)
........................ 19,356 1,973,925
11,769,940
Entertainment — 1.1%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 3,103 164,211
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
. 14,660 724,351
Cinemark Holdings, Inc. ................ 10,061 297,001
IMAX Corp.
(a)
....................... 7,517 285,796
Madison Square Garden Entertainment Corp. ,
Class A
(a)
........................ 12,573 841,385
Madison Square Garden Sports Corp.
(a)
...... 5,349 1,831,819
Roku, Inc. , Class A
(a)
.................. 40,513 4,722,195
Warner Music Group Corp. , Class A ........ 43,982 1,243,371
10,110,129
Financial Services — 0.8%
Better Home & Finance Holding Co. , Class A
(a) (b)
1,595 65,602
Burford Capital Ltd. ................... 27,363 134,626
Cantaloupe, Inc.
(a)
.................... 19,143 209,042
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 1,183 205,605
Flywire Corp.
(a)
...................... 33,313 450,059
Jack Henry & Associates, Inc. ............ 13,329 2,049,334
Merchants Bancorp ................... 2,080 96,803
Paymentus Holdings, Inc. , Class A
(a)
........ 17,907 502,291
Payoneer Global, Inc.
(a)
................. 30,252 150,655
Radian Group, Inc. .................... 18,327 656,657
Remitly Global, Inc.
(a)
.................. 49,374 1,080,797
Sezzle, Inc.
(a) (b)
...................... 6,032 480,147
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 20,835 922,574
Velocity Financial, Inc.
(a)
................ 2,425 46,778
7,050,970
Food Products — 0.5%
Darling Ingredients, Inc.
(a)
............... 28,306 1,818,094
Freshpet, Inc.
(a) (b)
..................... 14,477 975,460
Lamb Weston Holdings, Inc. ............. 16,131 702,505
Marzetti Co. (The) .................... 6,449 840,176
Mission Produce, Inc.
(a) (b)
................ 7,843 108,704
Seneca Foods Corp. , Class A
(a)
........... 448 62,657
Tootsie Roll Industries, Inc. .............. 5,584 235,757
Vital Farms, Inc.
(a) (b)
................... 11,034 150,614
4,893,967
Gas Utilities — 0.3%
Chesapeake Utilities Corp. .............. 3,512 442,933
National Fuel Gas Co. ................. 13,470 1,136,599
Southwest Gas Holdings, Inc. ............ 9,342 878,615
2,458,147
Ground Transportation — 1.1%
ArcBest Corp. ....................... 2,351 299,917
Hertz Global Holdings, Inc.
(a) (b)
............ 16,307 103,712
Knight-Swift Transportation Holdings, Inc. , Class
A ............................. 31,899 2,070,245
Landstar System, Inc. .................. 4,179 769,229
Lyft, Inc. , Class A
(a) (b)
................... 48,219 682,299
RXO, Inc.
(a) (b)
........................ 51,394 1,026,338
Ryder System, Inc. .................... 7,599 1,928,398
Saia, Inc.
(a)
......................... 3,968 1,780,918
Schneider National, Inc. , Class B .......... 8,429 262,058

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
U-Haul Holding Co. , NVS ............... 16,667 $ 794,849
U-Haul Holding Co.
(a) (b)
................. 1,302 66,871
Werner Enterprises, Inc. ................ 11,262 415,230
10,200,064
Health Care Equipment & Supplies — 2.5%
Align Technology, Inc.
(a) (b)
................ 10,618 1,868,874
Alphatec Holdings, Inc.
(a)
................ 23,438 228,755
Artivion, Inc.
(a)
....................... 13,389 479,728
AtriCure, Inc.
(a)
...................... 9,108 256,026
AxoGen, Inc.
(a)
....................... 15,087 651,758
Beta Bionics, Inc.
(a) (b)
.................. 5,957 60,761
Establishment Labs Holdings, Inc.
(a) (b)
....... 7,591 520,970
Glaukos Corp.
(a)
...................... 16,735 2,404,317
Globus Medical, Inc. , Class A
(a)
........... 36,431 3,285,348
Haemonetics Corp.
(a)
.................. 5,650 339,509
Inspire Medical Systems, Inc.
(a)
........... 9,349 524,853
Integer Holdings Corp.
(a)
................ 3,134 277,390
iRadimed Corp. ...................... 2,595 216,527
IRhythm Holdings, Inc.
(a)
................ 4,653 600,982
Kestra Medical Technologies Ltd.
(a) (b)
........ 9,477 196,363
Lantheus Holdings, Inc.
(a)
............... 21,351 1,806,722
LeMaitre Vascular, Inc. ................. 6,523 715,899
Masimo Corp.
(a)
...................... 9,005 1,606,762
Merit Medical Systems, Inc.
(a)
............. 18,669 1,272,852
Novocure Ltd.
(a)
...................... 11,771 179,037
Penumbra, Inc.
(a)
..................... 11,784 3,847,240
PROCEPT BioRobotics Corp.
(a)
........... 16,874 405,651
Pulse Biosciences, Inc.
(a) (b)
............... 5,556 117,621
STAAR Surgical Co.
(a)
.................. 10,821 285,242
Strive, Inc. , Class A
(a) (b)
................. 13,054 200,509
Tandem Diabetes Care, Inc.
(a)
............ 11,246 219,578
TransMedics Group, Inc.
(a) (b)
.............. 9,897 997,519
UFP Technologies, Inc.
(a)
................ 2,425 464,703
24,031,496
Health Care Providers & Services — 2.8%
Addus HomeCare Corp.
(a)
............... 5,686 550,917
Alignment Healthcare, Inc.
(a)
............. 19,498 439,485
Astrana Health, Inc.
(a)
.................. 14,363 490,353
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 17,351 113,476
BrightSpring Health Services, Inc.
(a)
........ 21,390 1,026,078
Chemed Corp. ....................... 4,621 1,963,833
CorVel Corp.
(a)
....................... 9,371 538,458
DaVita, Inc.
(a) (b)
...................... 3,750 581,775
Encompass Health Corp. ............... 30,491 3,049,100
Ensign Group, Inc. (The)
(b)
............... 18,264 3,409,706
GeneDx Holdings Corp. , Class A
(a)
......... 6,352 399,477
Guardant Health, Inc.
(a)
................. 39,925 3,476,669
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 7,157 265,525
HealthEquity, Inc.
(a)
.................... 27,059 2,219,650
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 64,518 1,752,954
Hinge Health, Inc. , Class A
(a) (b)
............ 4,564 203,554
National HealthCare Corp. ............... 2,304 399,260
NeoGenomics, Inc.
(a)
.................. 40,281 373,002
Nutex Health, Inc.
(a) (b)
.................. 1,566 186,667
Omada Health, Inc.
(a)
.................. 3,239 47,225
Option Care Health, Inc.
(a)
............... 21,004 427,011
PACS Group, Inc.
(a)
................... 4,524 151,780
Pennant Group, Inc. (The)
(a)
.............. 10,228 320,341
Privia Health Group, Inc.
(a)
............... 34,591 859,586
Progyny, Inc.
(a)
....................... 22,611 420,112
RadNet, Inc.
(a)
....................... 20,713 1,171,320
Surgery Partners, Inc.
(a) (b)
............... 22,340 313,430
Universal Health Services, Inc. , Class B ..... 7,908 1,330,679
Security
Shares
Shares Value
Health Care Providers & Services (continued)
US Physical Therapy, Inc. ............... 2,707 $ 192,793
26,674,216
Health Care REITs — 1.1%
American Healthcare REIT, Inc. ........... 51,342 2,607,147
CareTrust REIT, Inc. ................... 67,063 2,645,635
Healthpeak Properties, Inc. .............. 92,301 1,492,507
National Health Investors, Inc. ............ 5,934 456,384
Omega Healthcare Investors, Inc. .......... 39,531 1,856,771
Sabra Health Care REIT, Inc. ............. 28,839 595,814
Sila Realty Trust, Inc. .................. 7,439 226,369
9,880,627
Health Care Technology — 0.2%
Certara, Inc.
(a)
....................... 16,398 100,520
Doximity, Inc. , Class A
(a)
................ 41,148 1,005,657
HealthStream, Inc. .................... 7,218 149,846
HeartFlow, Inc.
(a) (b)
.................... 6,227 185,315
Phreesia, Inc.
(a)
...................... 6,034 55,573
Schrodinger, Inc.
(a) (b)
................... 9,982 119,385
Waystar Holding Corp.
(a) (b)
............... 25,322 541,258
2,157,554
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc. ......... 8,594 903,143
Sunstone Hotel Investors, Inc. ............ 23,267 228,482
1,131,625
Hotels, Restaurants & Leisure — 3.2%
Biglari Holdings, Inc. , Class A
(a)
........... 9 14,672
Biglari Holdings, Inc. , Class B, NVS
(a)
....... 136 42,058
BJ's Restaurants, Inc.
(a)
................. 3,002 115,277
Brinker International, Inc.
(a)
.............. 4,366 664,680
Cava Group, Inc.
(a) (b)
................... 31,032 2,898,699
Cheesecake Factory, Inc. (The) ........... 6,278 394,698
Choice Hotels International, Inc.
(b)
.......... 4,373 433,277
Churchill Downs, Inc. .................. 15,122 1,527,171
Domino's Pizza, Inc. ................... 10,059 3,414,226
Dutch Bros, Inc. , Class A
(a)
.............. 36,086 2,075,306
First Watch Restaurant Group, Inc.
(a)
........ 4,665 61,205
Global Business Travel Group I
(a) (b)
......... 46,219 270,843
Hyatt Hotels Corp. , Class A .............. 12,777 2,141,042
Life Time Group Holdings, Inc.
(a)
........... 38,224 1,024,785
Monarch Casino & Resort, Inc. ............ 4,259 505,501
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 75,733 1,376,826
Planet Fitness, Inc. , Class A
(a)
............ 25,720 1,714,752
Pursuit Attractions & Hospitality, Inc.
(a)
....... 6,468 272,173
Red Rock Resorts, Inc. , Class A ........... 16,035 865,248
Rush Street Interactive, Inc. , Class A
(a)
...... 10,829 304,295
Sabre Corp.
(a) (b)
...................... 86,666 158,599
Serve Robotics, Inc.
(a) (b)
................. 20,940 197,464
Shake Shack, Inc. , Class A
(a)
............. 12,137 1,243,557
Target Hospitality Corp.
(a)
............... 4,555 66,230
Texas Roadhouse, Inc. , Class A ........... 21,133 3,402,202
Travel + Leisure Co. ................... 8,879 574,116
Vail Resorts, Inc. ..................... 7,238 920,529
Wingstop, Inc. ....................... 8,868 1,454,884
Wyndham Hotels & Resorts, Inc. .......... 9,742 792,804
Wynn Resorts Ltd. .................... 12,622 1,351,942
30,279,061
Household Durables — 0.8%
Cavco Industries, Inc.
(a)
................. 2,308 1,170,156
Century Communities, Inc. .............. 3,148 176,351
Champion Homes, Inc.
(a)
................ 16,814 1,281,731
Installed Building Products, Inc. ........... 4,449 1,283,759
Sonos, Inc.
(a)
........................ 22,552 334,446

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Toll Brothers, Inc. ..................... 11,817 $ 1,679,669
TopBuild Corp.
(a)
..................... 4,586 2,030,222
7,956,334
Household Products — 0.1%
WD-40 Co. ......................... 4,277 897,999
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc. , Class A ............ 10,716 433,248
Clearway Energy, Inc. , Class C ........... 26,006 1,049,602
Ormat Technologies, Inc. ................ 18,151 2,085,550
3,568,400
Industrial REITs — 0.9%
EastGroup Properties, Inc. .............. 16,586 3,337,103
First Industrial Realty Trust, Inc. ........... 18,916 1,172,981
LXP Industrial Trust ................... 9,956 506,959
Rexford Industrial Realty, Inc. ............ 38,536 1,383,057
STAG Industrial, Inc. .................. 28,839 1,112,609
Terreno Realty Corp. .................. 20,073 1,308,760
8,821,469
Insurance — 1.8%
Accelerant Holdings , Class A
(a)
............ 12,847 167,139
American Financial Group, Inc. ........... 7,471 995,660
Assured Guaranty Ltd. ................. 8,845 724,406
Ategrity Specialty Holdings LLC
(a)
.......... 2,817 53,523
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
14,713 334,279
Bowhead Specialty Holdings, Inc.
(a)
......... 4,829 114,834
Erie Indemnity Co. , Class A, NVS .......... 8,056 1,763,700
Goosehead Insurance, Inc. , Class A
(a)
....... 7,716 345,600
Hanover Insurance Group, Inc. (The) ....... 5,079 953,278
HCI Group, Inc. ...................... 3,212 493,267
Hippo Holdings, Inc.
(a)
.................. 3,646 95,999
Kinsale Capital Group, Inc.
(b)
............. 7,023 2,272,713
Lemonade, Inc.
(a)
..................... 17,102 968,657
Mercury General Corp. ................. 7,927 771,376
Neptune Insurance Holdings, Inc. , Class A
(a) (b)
.. 7,692 193,300
Old Republic International Corp. ........... 21,756 869,152
Palomar Holdings, Inc.
(a)
................ 5,032 605,752
Primerica, Inc. ....................... 6,871 1,932,606
RLI Corp. .......................... 14,508 751,079
Root, Inc. , Class A
(a)
................... 3,829 208,604
Ryan Specialty Holdings, Inc. , Class A
(b)
..... 33,341 1,159,267
SiriusPoint Ltd.
(a)
..................... 2,044 47,850
Skyward Specialty Insurance Group, Inc.
(a)
.... 5,937 269,837
Slide Insurance Holdings, Inc.
(a) (b)
.......... 6,610 123,276
Trupanion, Inc.
(a)
..................... 11,041 264,874
Universal Insurance Holdings, Inc. ......... 3,049 120,832
White Mountains Insurance Group Ltd. ...... 290 647,277
17,248,137
Interactive Media & Services — 0.6%
Cargurus, Inc. , Class A
(a)
................ 24,717 901,182
EverQuote, Inc. , Class A
(a) (b)
.............. 2,816 40,607
Grindr, Inc.
(a) (b)
....................... 10,148 135,679
Match Group, Inc. .................... 77,863 2,913,634
QuinStreet, Inc.
(a)
..................... 9,188 117,239
Rumble, Inc. , Class A
(a) (b)
................ 32,915 247,850
Shutterstock, Inc. ..................... 2,818 45,567
Snap, Inc. , Class A, NVS
(a)
.............. 176,031 1,068,508
Taboola.com Ltd.
(a) (b)
................... 19,228 72,297
Trump Media & Technology Group Corp.
(a) (b)
... 19,626 179,578
Webtoon Entertainment, Inc.
(a) (b)
........... 1,856 22,717
Yelp, Inc. , Class A
(a)
................... 11,807 325,873
6,070,731
Security
Shares
Shares Value
IT Services — 0.6%
(a)
Applied Digital Corp.
(b)
................. 78,353 $ 2,683,590
BigBear.ai Holdings, Inc.
(b)
............... 69,260 275,655
DigitalOcean Holdings, Inc. .............. 16,574 1,598,231
EPAM Systems, Inc.
(b)
.................. 5,653 643,198
Fastly, Inc. , Class A ................... 20,131 508,408
Grid Dynamics Holdings, Inc. , Class A ....... 20,656 117,533
5,826,615
Leisure Products — 0.3%
Acushnet Holdings Corp. ................ 4,304 416,713
Brunswick Corp. ..................... 10,395 825,883
Hasbro, Inc. ........................ 16,657 1,596,407
Latham Group, Inc.
(a)
.................. 13,291 80,676
2,919,679
Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp.
(a)
.......... 31,902 449,818
Azenta, Inc.
(a)
....................... 12,538 308,059
BioLife Solutions, Inc.
(a)
................. 7,759 163,560
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 3,898 1,091,908
Bio-Techne Corp. ..................... 27,751 1,535,185
Bruker Corp. ........................ 10,593 388,869
Fortrea Holdings, Inc.
(a)
................. 10,522 121,003
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 1,386 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 1,386 —
Personalis, Inc.
(a) (b)
.................... 8,536 47,119
Repligen Corp.
(a)
..................... 9,031 1,068,457
Revvity, Inc. ........................ 12,795 1,108,303
Sotera Health Co.
(a)
................... 47,999 746,864
Tempus AI, Inc. , Class A
(a) (b)
.............. 26,627 1,477,266
8,506,411
Machinery — 7.2%
Aebi Schmidt Holding AG ............... 6,206 72,114
AGCO Corp. ........................ 6,475 783,604
Alamo Group, Inc. .................... 1,727 299,531
Alliance Laundry Holdings, Inc.
(a)
.......... 14,989 380,271
Allison Transmission Holdings, Inc. ......... 7,836 1,052,767
Atmus Filtration Technologies, Inc. ......... 2,776 175,998
Blue Bird Corp.
(a)
..................... 5,441 348,823
CECO Environmental Corp.
(a)
............. 9,304 689,799
Chart Industries, Inc.
(a)
................. 14,230 2,958,417
Crane Co. .......................... 15,626 2,777,209
Donaldson Co., Inc. ................... 21,977 1,937,712
Douglas Dynamics, Inc. ................ 3,072 141,711
Energy Recovery, Inc.
(a)
................ 16,903 187,116
Enerpac Tool Group Corp. , Class A ......... 17,094 599,999
Enpro, Inc. ......................... 6,261 1,825,395
Esab Corp. ......................... 10,594 1,041,072
ESCO Technologies, Inc. ............... 7,628 2,471,091
Federal Signal Corp. .................. 19,280 2,373,946
Flowserve Corp. ..................... 27,084 1,994,466
Franklin Electric Co., Inc. ............... 12,539 1,256,282
Gorman-Rupp Co. (The) ................ 6,535 494,961
Graham Corp.
(a)
...................... 3,261 310,447
Helios Technologies, Inc. ................ 4,591 314,024
IDEX Corp. ......................... 13,736 2,992,388
ITT, Inc. ........................... 27,429 5,879,132
JBT Marel Corp. ..................... 11,373 1,343,151
Kadant, Inc. ........................ 3,559 1,043,250
Lincoln Electric Holdings, Inc. ............ 17,733 4,699,245
Lindsay Corp. ....................... 1,271 142,314
Microvast Holdings, Inc.
(a) (b)
.............. 61,731 119,141
Middleby Corp. (The)
(a) (b)
................ 4,563 640,463
Mueller Industries, Inc. ................. 35,022 4,743,029
Mueller Water Products, Inc. , Class A ....... 49,442 1,378,937

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Nordson Corp. ....................... 16,452 $ 4,745,579
Proto Labs, Inc.
(a)
..................... 7,413 480,437
RBC Bearings, Inc.
(a)
.................. 9,791 5,865,690
Richtech Robotics, Inc. , Class B
(a) (b)
........ 50,218 123,536
SPX Technologies, Inc.
(a)
................ 15,602 3,415,434
Standex International Corp. .............. 2,359 644,007
Symbotic, Inc. , Class A
(a) (b)
............... 19,787 1,169,412
Toro Co. (The) ....................... 16,909 1,609,230
Watts Water Technologies, Inc. , Class A ...... 8,664 2,600,586
68,121,716
Marine Transportation — 0.2%
Kirby Corp.
(a)
........................ 9,712 1,462,045
Matson, Inc. ........................ 2,845 496,253
1,958,298
Media — 0.9%
DoubleVerify Holdings, Inc.
(a)
............. 23,383 257,681
EchoStar Corp. , Class A
(a) (b)
.............. 24,051 2,961,640
Ibotta, Inc. , Class A
(a) (b)
................. 2,318 81,594
Liberty Broadband Corp. , Class A
(a)
......... 2,524 96,997
Liberty Broadband Corp. , Class C, NVS
(a)
.... 15,514 597,134
Magnite, Inc.
(a) (b)
...................... 41,935 537,397
MNTN, Inc. , Class A
(a) (b)
................. 3,346 31,553
New York Times Co. (The) , Class C ........ 49,342 3,899,498
Newsmax, Inc. , Class B
(a) (b)
.............. 14,564 91,753
NIQ Global Intelligence plc
(a)
............. 9,436 103,135
8,658,382
Metals & Mining — 1.2%
Century Aluminum Co.
(a)
................ 19,873 1,181,251
Coeur Mining, Inc.
(a)
................... 123,643 2,221,865
Compass Minerals International, Inc.
(a)
....... 4,079 108,950
Constellium SE , Class A
(a)
............... 19,671 615,309
Hecla Mining Co. ..................... 122,781 2,212,514
Ivanhoe Electric, Inc.
(a)
................. 33,186 425,776
Materion Corp. ...................... 4,469 821,447
McEwen, Inc.
(a) (b)
..................... 7,908 171,445
MP Materials Corp. , Class A
(a) (b)
........... 39,541 2,611,288
Ramaco Resources, Inc. , Class A
(a)
......... 4,996 74,191
Ramaco Resources, Inc. , Class B .......... 771 7,725
United States Antimony Corp.
(a) (b)
.......... 39,307 472,077
USA Rare Earth, Inc. , Class A
(a) (b)
.......... 19,104 496,131
11,419,969
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc. .. 15,212 166,419
Blackstone Mortgage Trust, Inc. , Class A ..... 24,281 461,096
Ellington Financial, Inc. ................. 12,098 160,299
787,814
Office REITs — 0.1%
Vornado Realty Trust .................. 25,599 765,154
Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp. ................ 38,943 851,294
Antero Resources Corp.
(a)
............... 54,004 2,120,197
BKV Corp.
(a)
........................ 5,251 165,564
Centrus Energy Corp. , Class A
(a) (b)
......... 5,601 1,181,587
CNX Resources Corp.
(a)
................ 39,428 1,534,143
Comstock Resources, Inc.
(a) (b)
............ 22,298 388,431
Core Natural Resources, Inc. ............. 8,654 776,610
DT Midstream, Inc. .................... 16,264 2,406,909
Gulfport Energy Corp.
(a)
................ 2,733 526,212
Kinetik Holdings, Inc. , Class A ............ 10,075 509,191
Lightbridge Corp.
(a) (b)
................... 10,151 132,471
NextDecade Corp.
(a) (b)
.................. 14,719 115,250
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp.
(a)
......... 4,466 $ 216,601
Uranium Energy Corp.
(a) (b)
............... 150,587 2,242,240
13,166,700
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 12,300 887,937
Passenger Airlines — 0.2%
(a)
Alaska Air Group, Inc.
(b)
................. 16,326 638,510
Frontier Group Holdings, Inc.
(b)
............ 10,389 37,712
Joby Aviation, Inc. , Class A
(b)
............. 139,969 1,286,315
SkyWest, Inc. ....................... 3,821 313,781
2,276,318
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a)
................. 11,459 203,970
elf Beauty, Inc.
(a) (b)
.................... 15,880 1,015,844
Interparfums, Inc. ..................... 5,832 531,995
1,751,809
Pharmaceuticals — 1.4%
Amylyx Pharmaceuticals, Inc.
(a)
........... 24,966 399,456
Aquestive Therapeutics, Inc.
(a) (b)
........... 14,540 59,614
AtaiBeckley, Inc.
(a) (b)
................... 92,668 385,499
Axsome Therapeutics, Inc.
(a)
............. 12,419 2,580,047
Corcept Therapeutics, Inc.
(a)
............. 30,785 1,432,118
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 14,266 553,236
Edgewise Therapeutics, Inc.
(a) (b)
........... 15,895 492,109
Esperion Therapeutics, Inc.
(a)
............. 35,158 70,316
Harrow, Inc.
(a) (b)
...................... 8,564 347,099
Innoviva, Inc.
(a)
...................... 14,092 323,975
Jazz Pharmaceuticals plc
(a)
.............. 7,940 1,611,979
LENZ Therapeutics, Inc.
(a) (b)
.............. 4,394 39,458
Ligand Pharmaceuticals, Inc.
(a)
............ 2,982 684,220
Liquidia Corp.
(a)
...................... 20,645 809,491
Nektar Therapeutics
(a)
.................. 3,496 297,300
Ocular Therapeutix, Inc.
(a)
............... 33,820 316,893
Phibro Animal Health Corp. , Class A ........ 6,455 343,277
Septerna, Inc.
(a)
...................... 5,779 137,309
Supernus Pharmaceuticals, Inc.
(a)
.......... 7,887 378,576
Tarsus Pharmaceuticals, Inc.
(a)
............ 9,122 580,250
Trevi Therapeutics, Inc.
(a)
............... 35,550 489,168
WaVe Life Sciences Ltd.
(a)
............... 42,067 296,993
Xeris Biopharma Holdings, Inc.
(a) (b)
......... 46,518 284,923
12,913,306
Professional Services — 2.5%
Barrett Business Services, Inc. ............ 7,767 244,894
BlackSky Technology, Inc. , Class A
(a) (b)
....... 9,798 347,633
CACI International, Inc. , Class A
(a) (b)
........ 4,607 2,393,521
CBIZ, Inc.
(a) (b)
........................ 9,026 275,293
CRA International, Inc. ................. 1,913 301,240
CSG Systems International, Inc. ........... 3,435 276,208
ExlService Holdings, Inc.
(a)
.............. 51,443 1,640,003
Exponent, Inc. ....................... 16,068 1,074,789
FTI Consulting, Inc.
(a)
.................. 10,233 1,834,777
Genpact Ltd. ........................ 17,741 616,500
Huron Consulting Group, Inc.
(a)
............ 5,354 699,580
ICF International, Inc. .................. 2,184 156,506
Innodata, Inc.
(a) (b)
..................... 9,530 402,452
Insperity, Inc. ........................ 6,613 235,224
KBR, Inc. .......................... 20,333 762,284
Korn Ferry ......................... 6,162 409,403
Legalzoom.com, Inc.
(a)
................. 35,414 228,420
Maximus, Inc. ....................... 5,108 335,187
Parsons Corp.
(a)
...................... 11,640 586,772
Paycom Software, Inc. ................. 16,097 2,040,456

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Paylocity Holding Corp.
(a)
............... 14,071 $ 1,484,350
Planet Labs PBC , Class A
(a) (b)
............. 84,531 3,125,111
Robert Half, Inc. ..................... 12,613 335,632
TIC Solutions, Inc.
(a)
................... 27,803 254,119
UL Solutions, Inc. , Class A ............... 23,531 2,129,320
Verra Mobility Corp. , Class A
(a)
............ 49,785 738,312
Willdan Group, Inc.
(a)
.................. 4,278 325,128
23,253,114
Real Estate Management & Development — 0.5%
eXp World Holdings, Inc. ................ 16,313 101,467
Howard Hughes Holdings, Inc.
(a) (b)
.......... 4,602 286,567
Jones Lang LaSalle, Inc.
(a)
............... 8,255 2,626,163
Newmark Group, Inc. , Class A ............ 26,620 429,114
St. Joe Co. (The) ..................... 12,906 833,340
4,276,651
Residential REITs — 0.8%
American Homes 4 Rent , Class A .......... 47,639 1,516,826
Camden Property Trust ................. 15,227 1,599,140
Equity LifeStyle Properties, Inc. ........... 35,058 2,218,821
Independence Realty Trust, Inc. ........... 23,372 381,197
UDR, Inc. .......................... 42,670 1,550,628
UMH Properties, Inc. .................. 14,898 231,664
Veris Residential, Inc. .................. 15,286 289,975
7,788,251
Retail REITs — 1.1%
Acadia Realty Trust ................... 14,367 310,615
Agree Realty Corp. ................... 15,757 1,215,022
Alexander's, Inc. ..................... 322 81,131
Brixmor Property Group, Inc. ............. 33,787 1,016,651
CBL & Associates Properties, Inc. .......... 2,066 93,011
Curbline Properties Corp. ............... 32,534 897,938
Federal Realty Investment Trust ........... 10,628 1,178,645
Kite Realty Group Trust ................. 27,966 731,591
NETSTREIT Corp. .................... 11,569 237,974
Phillips Edison & Co., Inc. ............... 19,567 785,909
Regency Centers Corp. ................ 20,452 1,592,188
Tanger, Inc. ......................... 35,309 1,309,258
Urban Edge Properties ................. 26,130 572,770
10,022,703
Semiconductors & Semiconductor Equipment — 5.8%
ACM Research, Inc. , Class A
(a)
............ 11,249 581,461
Aehr Test Systems
(a)
................... 8,913 807,161
Allegro MicroSystems, Inc.
(a)
............. 39,116 1,897,126
Alpha & Omega Semiconductor Ltd.
(a)
....... 2,680 116,392
Ambarella, Inc.
(a)
..................... 12,745 876,856
Amkor Technology, Inc. ................. 20,825 1,452,544
Cirrus Logic, Inc.
(a)
.................... 8,151 1,329,265
Cohu, Inc.
(a)
........................ 13,648 646,233
Diodes, Inc.
(a)
....................... 5,658 606,255
Enphase Energy, Inc.
(a)
................. 25,178 829,867
FormFactor, Inc.
(a)
.................... 24,632 3,348,228
Ichor Holdings Ltd.
(a)
................... 10,020 661,019
Impinj, Inc.
(a)
........................ 8,414 1,219,357
Kulicke & Soffa Industries, Inc. ............ 15,014 1,283,697
Lattice Semiconductor Corp.
(a)
............ 43,585 5,329,574
MACOM Technology Solutions Holdings, Inc.
(a)
. 20,015 5,636,424
MKS, Inc. .......................... 10,955 3,108,481
Navitas Semiconductor Corp. , Class A
(a)
..... 36,199 597,283
Onto Innovation, Inc.
(a)
................. 15,547 4,587,298
PDF Solutions, Inc.
(a)
.................. 6,079 260,485
Power Integrations, Inc. ................ 17,187 1,249,667
Qorvo, Inc.
(a)
........................ 14,264 1,343,954
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.
(a)
...................... 33,985 $ 3,912,013
Rigetti Computing, Inc.
(a) (b)
............... 48,452 845,487
Semtech Corp.
(a)
..................... 29,220 3,069,561
Silicon Laboratories, Inc.
(a)
............... 10,235 2,228,160
SiTime Corp.
(a)
....................... 6,758 3,799,010
SkyWater Technology, Inc.
(a)
............. 8,029 256,125
Synaptics, Inc.
(a)
..................... 6,817 638,003
Ultra Clean Holdings, Inc.
(a)
.............. 7,331 572,918
Universal Display Corp. ................ 15,021 1,308,179
Veeco Instruments, Inc.
(a)
............... 9,592 478,161
54,876,244
Software — 7.3%
A10 Networks, Inc. .................... 22,829 609,078
ACI Worldwide, Inc.
(a)
.................. 33,543 1,449,728
Adeia, Inc. ......................... 15,608 497,115
Agilysys, Inc.
(a)
...................... 8,022 513,889
Alarm.com Holdings, Inc.
(a)
.............. 15,543 690,265
Alkami Technology, Inc.
(a) (b)
.............. 19,903 314,069
Amplitude, Inc. , Class A
(a)
............... 25,308 179,940
Appfolio, Inc. , Class A
(a)
................ 7,255 1,212,238
Appian Corp. , Class A
(a)
................ 9,882 205,447
Asana, Inc. , Class A
(a)
.................. 28,699 181,378
Aurora Innovation, Inc. , Class A
(a) (b)
......... 169,292 995,437
AvePoint, Inc. , Class A
(a)
................ 42,958 418,840
BILL Holdings, Inc.
(a)
................... 26,484 1,006,392
Bit Digital, Inc.
(a) (b)
..................... 97,488 147,207
BitMine Immersion Technologies, Inc.
(b)
...... 143,277 3,066,128
Blackbaud, Inc.
(a)
..................... 4,972 184,809
BlackLine, Inc.
(a)
..................... 11,059 345,594
Blend Labs, Inc. , Class A
(a)
.............. 65,440 95,542
Box, Inc. , Class A
(a)
................... 45,310 1,096,502
Braze, Inc. , Class A
(a)
.................. 25,726 566,744
C3.ai, Inc. , Class A
(a) (b)
................. 16,988 150,004
CCC Intelligent Solutions Holdings, Inc.
(a)
..... 101,177 530,167
Cipher Digital, Inc.
(a) (b)
.................. 101,319 1,797,399
Cleanspark, Inc.
(a) (b)
................... 78,535 984,044
Clear Secure, Inc. , Class A .............. 30,477 1,627,167
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 84,792 2,051,966
Commvault Systems, Inc.
(a)
.............. 13,911 1,375,520
Core Scientific, Inc.
(a)
.................. 91,775 1,835,500
Digital Turbine, Inc.
(a) (b)
................. 17,757 62,682
Dolby Laboratories, Inc. , Class A .......... 19,628 1,258,940
Dropbox, Inc. , Class A
(a)
................ 16,182 393,061
D-Wave Quantum, Inc.
(a) (b)
............... 113,322 2,298,170
Elastic NV
(a)
........................ 27,740 1,287,968
Freshworks, Inc. , Class A
(a)
.............. 62,742 511,975
Gitlab, Inc. , Class A
(a)
.................. 41,680 922,795
Hut 8 Corp.
(a) (b)
...................... 29,612 2,243,997
I3 Verticals, Inc. , Class A
(a) (b)
............. 2,619 59,058
Intapp, Inc.
(a)
........................ 17,577 394,604
InterDigital, Inc. ...................... 7,559 2,241,697
JFrog Ltd.
(a)
......................... 30,751 1,428,076
Klaviyo, Inc. , Class A
(a)
................. 41,600 835,744
Life360, Inc.
(a)
....................... 23,244 1,001,584
Manhattan Associates, Inc.
(a) (b)
............ 19,201 2,647,626
MARA Holdings, Inc.
(a) (b)
................ 115,134 1,380,457
N-able, Inc.
(a)
........................ 22,426 116,167
nCino, Inc.
(a)
........................ 32,567 569,271
NextNav, Inc.
(a) (b)
..................... 19,638 363,892
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 19,852 275,744
PagerDuty, Inc.
(a)
..................... 14,047 93,413
PAR Technology Corp.
(a) (b)
............... 12,823 172,341
Pegasystems, Inc. .................... 29,055 1,061,960
Porch Group, Inc.
(a)
................... 25,922 249,629

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Procore Technologies, Inc.
(a)
............. 37,322 $ 2,111,679
Q2 Holdings, Inc.
(a)
.................... 19,029 965,722
Qualys, Inc.
(a)
....................... 11,076 962,837
Rapid7, Inc.
(a)
....................... 11,655 68,764
Red Violet, Inc.
(a)
..................... 3,563 133,363
RingCentral, Inc. , Class A ............... 8,445 339,658
Riot Platforms, Inc.
(a)
.................. 60,665 1,045,865
Rubrik, Inc. , Class A
(a) (b)
................. 47,007 2,499,832
SailPoint, Inc.
(a) (b)
..................... 19,035 217,380
Samsara, Inc. , Class A
(a) (b)
............... 96,485 2,772,979
SentinelOne, Inc. , Class A
(a)
.............. 104,972 1,486,403
ServiceTitan, Inc. , Class A
(a) (b)
............ 17,241 1,025,150
SoundHound AI, Inc. , Class A
(a) (b)
.......... 120,968 962,905
Sprinklr, Inc. , Class A
(a)
................. 36,164 177,927
SPS Commerce, Inc.
(a)
................. 11,855 665,303
Tenable Holdings, Inc.
(a)
................ 37,796 789,558
Terawulf, Inc.
(a) (b)
..................... 112,361 2,441,605
UiPath, Inc. , Class A
(a) (b)
................ 136,036 1,401,171
Varonis Systems, Inc. , Class B
(a)
........... 36,964 972,153
Vertex, Inc. , Class A
(a)
.................. 21,405 264,780
Via Transportation, Inc. , Class A
(a)
.......... 5,502 83,685
Workiva, Inc. , Class A
(a)
................. 16,441 879,265
Zeta Global Holdings Corp. , Class A
(a)
....... 59,598 1,097,795
69,364,739
Specialized REITs — 0.4%
CubeSmart ......................... 23,146 936,950
Four Corners Property Trust, Inc. .......... 10,051 257,004
Lamar Advertising Co. , Class A ........... 9,219 1,270,747
Rayonier, Inc. ....................... 46,405 984,250
Smartstop Self Storage REIT, Inc. .......... 9,768 307,497
3,756,448
Specialty Retail — 2.0%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 6,465 551,788
Boot Barn Holdings, Inc.
(a)
............... 9,090 1,558,480
Build-A-Bear Workshop, Inc. ............. 2,396 88,508
Camping World Holdings, Inc. , Class A ...... 14,517 118,894
Chewy, Inc. , Class A
(a)
................. 75,161 1,910,593
Dick's Sporting Goods, Inc. .............. 7,254 1,646,078
Five Below, Inc.
(a)
..................... 17,088 4,026,958
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 33,309 1,612,156
GameStop Corp. , Class A
(a) (b)
............. 36,682 915,216
Lithia Motors, Inc. , Class A .............. 3,113 903,143
Murphy USA, Inc. .................... 1,802 1,059,576
National Vision Holdings, Inc.
(a) (b)
.......... 23,364 542,512
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
. 10,716 30,433
RealReal, Inc. (The)
(a)
.................. 15,303 181,953
Revolve Group, Inc. , Class A
(a)
............ 6,993 177,972
RH
(a) (b)
............................ 3,238 427,286
ThredUp, Inc. , Class A
(a) (b)
............... 27,966 119,974
Urban Outfitters, Inc.
(a)
................. 9,306 654,584
Valvoline, Inc.
(a)
...................... 40,135 1,333,686
Warby Parker, Inc. , Class A
(a) (b)
............ 27,932 617,856
Winmark Corp. ...................... 932 354,617
18,832,263
Technology Hardware, Storage & Peripherals — 0.0%
Quantum Computing, Inc.
(a) (b)
............. 41,797 377,009
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.
(a)
.................. 17,277 337,074
Deckers Outdoor Corp.
(a)
................ 16,049 1,640,208
Figs, Inc. , Class A
(a)
................... 24,920 372,803
Kontoor Brands, Inc. ................... 6,352 465,983
Levi Strauss & Co. , Class A .............. 13,926 310,271
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp. , Class A ............. 8,145 $ 2,921,123
Steven Madden Ltd. ................... 13,943 523,699
Wolverine World Wide, Inc. .............. 16,550 281,681
6,852,842
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 5,618 453,260
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc. ........ 12,241 3,742,686
Core & Main, Inc. , Class A
(a)
.............. 36,114 1,819,062
Distribution Solutions Group, Inc.
(a)
......... 3,240 87,674
DNOW, Inc.
(a)
....................... 19,173 258,644
DXP Enterprises, Inc.
(a)
................. 1,790 305,642
GATX Corp. ........................ 5,388 1,055,617
Global Industrial Co. ................... 1,563 51,751
McGrath RentCorp .................... 7,689 850,019
MSC Industrial Direct Co., Inc. , Class A ...... 4,927 503,884
NPK International, Inc.
(a)
................ 25,348 414,440
QXO, Inc.
(a) (b)
........................ 212,506 4,264,995
Rush Enterprises, Inc. , Class A ........... 7,767 574,991
Rush Enterprises, Inc. , Class B ........... 982 71,549
SiteOne Landscape Supply, Inc.
(a)
.......... 14,117 1,779,448
WESCO International, Inc. ............... 5,525 1,928,888
Willis Lease Finance Corp.
(b)
............. 341 66,205
Xometry, Inc. , Class A
(a)
................ 12,469 639,286
18,414,781
Water Utilities — 0.2%
American States Water Co. .............. 6,110 460,022
California Water Service Group ........... 8,442 356,590
Essential Utilities, Inc. .................. 29,620 1,131,484
Middlesex Water Co. .................. 3,038 154,573
2,102,669
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)
........................ 13,589 56,802
Total Common Stocks — 99 .8%
(Cost: $ 760,682,575 ) .............................. 945,686,871
Rights
Biotechnology — 0.0%
(a)
Akero Therapeutics, Inc., CVR
(b) (d)
......... 12,116 7,996
Arcellx, Inc., CVR .................... 11,884 832
Sanofi Aatd, Inc., CVR
(d)
................ 4,215 7,039
15,867
Total Rights — 0.0%
(Cost: $ 10,605 ) ................................. 15,867
Total Long-Term Investments — 99.8%
(Cost: $ 760,693,180 ) .............................. 945,702,738

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 11.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(g)
................... 101,896,315 $ 101,926,884
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 2,859,004 2,859,004
Total Short-Term Securities — 11 .1%
(Cost: $ 104,754,829 ) .............................. 104,785,888
Total Investments — 110 .9%
(Cost: $ 865,448,009 ) .............................. 1,050,488,626
Liabilities in Excess of Other Assets — (10.9) % ............ (103,235,038)
Net Assets — 100.0% ...............................
$ 947,253,588
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 83,607,728 $ 18,331,360
(a)
$ — $ (7,442) $ (4,762) $ 101,926,884 101,896,315 $ 519,740
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 886,434 1,972,570
(a)
— — — 2,859,004 2,859,004 51,585 —
$ (7,442) $ (4,762) $ 104,785,888 $ 571,325 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 10 06/18/26 $ 1,404 $ 15,526

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 15,526 $ — $ — $ — $ 15,526
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 478,600 $ — $ — $ — $ 478,600
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (1,347) $ — $ — $ — $ (1,347)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,356,129
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 944,666,707 $ 1,020,164 $ — $ 945,686,871
Rights ................................................ — 832 15,035 15,867
Short-Term Securities
Money Market Funds ...................................... 104,785,888 — — 104,785,888
$ 1,049,452,595 $ 1,020,996 $ 15,035 $ 1,050,488,626
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 15,526 $ — $ — $ 15,526
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
AAR Corp.
(a)
........................ 4,577 $ 505,164
Huntington Ingalls Industries, Inc. .......... 3,117 1,135,492
Moog, Inc. , Class A ................... 2,001 602,921
National Presto Industries, Inc. ............ 471 65,865
V2X, Inc.
(a)
......................... 3,635 246,489
2,555,931
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.
(a)
.................. 14,588 833,413
Hub Group, Inc. , Class A ................ 6,353 278,452
1,111,865
Automobile Components — 1.6%
Adient plc
(a)
......................... 16,527 347,893
Autoliv, Inc. ......................... 14,378 1,666,841
BorgWarner, Inc. ..................... 44,136 2,514,428
Dana, Inc. .......................... 6,820 248,589
Dorman Products, Inc.
(a)
................ 2,417 271,937
Fox Factory Holding Corp.
(a)
.............. 8,372 148,603
Garrett Motion, Inc. ................... 24,808 635,333
Gentex Corp. ....................... 23,763 549,163
Gentherm, Inc.
(a)
..................... 3,505 105,500
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 54,134 383,269
LCI Industries ....................... 5,117 610,049
Lear Corp. ......................... 11,376 1,446,231
Patrick Industries, Inc. ................. 2,502 232,686
Phinia, Inc. ......................... 4,802 346,464
QuantumScape Corp. , Class A
(a) (b)
......... 50,932 371,294
Standard Motor Products, Inc. ............ 4,380 163,681
Visteon Corp. ....................... 5,190 579,775
10,621,736
Automobiles — 0.2%
Harley-Davidson, Inc. .................. 24,559 586,715
Lucid Group, Inc. , Class A
(a) (b)
............. 20,071 127,852
Thor Industries, Inc. ................... 4,875 385,320
Winnebago Industries, Inc. .............. 5,295 172,670
1,272,557
Banks — 10.8%
1st Source Corp. ..................... 2,662 195,737
Amalgamated Financial Corp. ............ 2,196 89,772
Ameris Bancorp ...................... 6,494 553,614
Associated Banc-Corp. ................. 35,090 988,134
Atlantic Union Bankshares Corp. .......... 27,666 1,041,625
Axos Financial, Inc.
(a)
.................. 4,357 420,189
Banc of California, Inc. ................. 25,879 484,714
BancFirst Corp. ...................... 2,269 253,243
Bank of Hawaii Corp. .................. 7,910 628,924
Bank OZK ......................... 20,738 998,742
BankUnited, Inc. ..................... 14,281 663,781
Banner Corp. ....................... 6,413 429,094
Beacon Financial Corp. ................. 17,020 485,581
BOK Financial Corp. ................... 4,362 583,592
Burke & Herbert Financial Services Corp. .... 2,752 176,981
Business First Bancshares, Inc. ........... 6,286 172,111
Byline Bancorp, Inc. ................... 7,219 232,091
Capitol Federal Financial, Inc. ............ 24,537 188,444
Cathay General Bancorp ................ 13,370 749,121
Central Pacific Financial Corp. ............ 4,836 160,942
City Holding Co. ..................... 1,733 213,090
CNB Financial Corp. ................... 6,350 192,913
Columbia Banking System, Inc. ........... 60,493 1,790,593
Columbia Financial, Inc.
(a) (b)
.............. 4,153 79,862
Commerce Bancshares, Inc. ............. 29,130 1,515,634
Security
Shares
Shares Value
Banks (continued)
Community Financial System, Inc. ......... 10,769 $ 682,324
Community Trust Bancorp, Inc. ........... 3,540 229,852
ConnectOne Bancorp, Inc. .............. 9,878 288,635
Cullen/Frost Bankers, Inc. ............... 12,795 1,854,379
Customers Bancorp, Inc.
(a)
............... 6,636 506,128
CVB Financial Corp. ................... 33,191 676,101
Dime Community Bancshares, Inc. ......... 8,607 308,905
East West Bancorp, Inc. ................ 16,698 2,111,796
Eastern Bankshares, Inc. ............... 45,071 911,786
Enterprise Financial Services Corp. ........ 7,893 456,373
Equity Bancshares, Inc. , Class A .......... 1,477 66,967
FB Financial Corp. .................... 8,241 445,591
First Bancorp ....................... 8,130 469,426
First BanCorp ....................... 29,909 726,191
First Busey Corp. ..................... 18,234 477,731
First Commonwealth Financial Corp. ........ 19,959 367,445
First Financial Bancorp ................. 19,469 589,521
First Financial Bankshares, Inc. ........... 9,901 319,505
First Hawaiian, Inc. ................... 25,983 708,816
First Horizon Corp. .................... 102,577 2,560,322
First Interstate BancSystem, Inc. , Class A .... 18,997 674,204
First Merchants Corp. .................. 12,434 502,831
First Mid Bancshares, Inc. ............... 4,550 191,509
Firstsun Capital Bancorp
(a)
............... 4,644 164,212
Five Star Bancorp .................... 1,382 55,902
Flagstar Bank NA ..................... 31,594 441,368
FNB Corp. ......................... 69,146 1,234,256
Fulton Financial Corp. .................. 40,499 874,373
German American Bancorp, Inc. ........... 4,668 201,051
Glacier Bancorp, Inc. .................. 25,865 1,268,678
Hancock Whitney Corp. ................ 17,319 1,169,206
Hanmi Financial Corp. ................. 6,034 180,477
Heritage Financial Corp. ................ 7,126 196,108
Hilltop Holdings, Inc. ................... 8,794 331,270
Home BancShares, Inc. ................ 22,831 613,469
HomeTrust Bancshares, Inc. ............. 1,684 76,908
Hope Bancorp, Inc. ................... 25,744 320,513
Horizon Bancorp, Inc. .................. 10,688 193,453
Independent Bank Corp. ................ 9,926 774,129
International Bancshares Corp. ........... 7,061 506,556
Lakeland Financial Corp. ................ 3,729 225,679
Live Oak Bancshares, Inc. ............... 4,235 159,236
Mercantile Bank Corp. ................. 3,459 177,481
Metropolitan Bank Holding Corp. .......... 2,528 223,349
National Bank Holdings Corp. , Class A ...... 8,724 372,515
NBT Bancorp, Inc. .................... 10,359 452,585
Nicolet Bankshares, Inc. ................ 2,146 314,346
Northwest Bancshares, Inc. .............. 27,806 384,557
OceanFirst Financial Corp. .............. 12,243 233,474
OFG Bancorp ....................... 8,309 381,882
Old National Bancorp .................. 73,369 1,758,655
Old Second Bancorp, Inc. ............... 10,650 219,496
Origin Bancorp, Inc. ................... 6,377 298,571
Park National Corp. ................... 3,143 541,193
Pathward Financial, Inc. ................ 1,711 148,583
Peoples Bancorp, Inc. ................. 7,238 248,987
Pinnacle Financial Partners, Inc. ........... 31,192 3,086,136
Popular, Inc. ........................ 6,758 1,015,930
Preferred Bank ...................... 1,097 103,919
Prosperity Bancshares, Inc. .............. 19,237 1,339,857
Provident Financial Services, Inc. .......... 23,692 537,335
QCR Holdings, Inc. ................... 1,986 179,574
Renasant Corp. ...................... 18,802 750,012
Republic Bancorp, Inc. , Class A ........... 1,105 83,682
S&T Bancorp, Inc. .................... 7,274 321,002

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Seacoast Banking Corp. of Florida ......... 5,857 $ 184,320
Simmons First National Corp. , Class A ...... 28,704 610,247
Southside Bancshares, Inc. .............. 5,866 193,754
Southstate Bank Corp. ................. 20,690 2,020,792
Stellar Bancorp, Inc. ................... 10,446 392,352
Stock Yards Bancorp, Inc. ............... 2,053 148,493
Texas Capital Bancshares, Inc.
(a)
.......... 3,014 303,510
TFS Financial Corp. ................... 6,281 94,466
Tompkins Financial Corp. ............... 1,886 158,933
Towne Bank ........................ 18,775 667,639
TriCo Bancshares .................... 6,504 326,956
Triumph Financial, Inc.
(a)
................ 2,766 187,203
TrustCo Bank Corp. ................... 3,699 176,072
Trustmark Corp. ..................... 12,001 532,484
UMB Financial Corp. .................. 15,206 1,918,541
United Bankshares, Inc. ................ 29,683 1,300,412
United Community Banks, Inc. ............ 22,772 758,991
Univest Financial Corp. ................. 6,271 238,235
Valley National Bancorp ................ 95,837 1,300,508
WaFd, Inc. ......................... 14,754 522,292
Webster Financial Corp. ................ 16,798 1,215,503
WesBanco, Inc. ...................... 19,234 661,265
Westamerica Bancorp ................. 5,110 280,130
Western Alliance Bancorp ............... 11,607 946,435
Wintrust Financial Corp. ................ 7,338 1,104,883
WSFS Financial Corp. ................. 5,748 413,684
Zions Bancorp NA .................... 29,729 1,885,413
70,118,340
Beverages — 0.7%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 1,147 271,885
Brown-Forman Corp. , Class A ............ 9,430 247,820
Brown-Forman Corp. , Class B, NVS ........ 61,911 1,595,447
Molson Coors Beverage Co. , Class B ....... 35,705 1,526,032
National Beverage Corp.
(a)
............... 3,915 133,971
Primo Brands Corp. , Class A ............. 43,566 887,875
4,663,030
Biotechnology — 3.7%
(a)
ACADIA Pharmaceuticals, Inc. ............ 7,899 177,333
Agios Pharmaceuticals, Inc. .............. 6,023 168,644
Alkermes plc ........................ 19,262 649,322
AnaptysBio, Inc. ..................... 1,461 96,032
Anavex Life Sciences Corp.
(b)
............. 9,590 32,031
Apogee Therapeutics, Inc. ............... 8,396 695,944
Arcus Biosciences, Inc. ................. 7,902 201,501
Arrowhead Pharmaceuticals, Inc. .......... 25,342 1,862,130
ARS Pharmaceuticals, Inc.
(b)
............. 6,426 53,079
Aurinia Pharmaceuticals, Inc. ............. 15,923 244,975
Beam Therapeutics, Inc.
(b)
............... 9,773 296,415
Biohaven Ltd. ....................... 9,593 91,997
BioMarin Pharmaceutical, Inc. ............ 24,392 1,314,973
CareDx, Inc. ........................ 6,925 144,109
Catalyst Pharmaceuticals, Inc. ............ 11,671 328,305
Celldex Therapeutics, Inc. ............... 8,524 280,269
Cogent Biosciences, Inc. ................ 12,165 435,385
CRISPR Therapeutics AG
(b)
.............. 8,103 424,111
Denali Therapeutics, Inc. ................ 30,255 566,374
Dianthus Therapeutics, Inc. .............. 7,808 685,542
Dyne Therapeutics, Inc. ................ 28,198 494,875
Exelixis, Inc. ........................ 33,241 1,477,895
Geron Corp. ........................ 114,084 175,689
GRAIL, Inc.
(b)
....................... 2,840 154,723
Ideaya Biosciences, Inc.
(b)
............... 17,702 515,128
Intellia Therapeutics, Inc.
(b)
.............. 23,933 322,617
Security
Shares
Shares Value
Biotechnology (continued)
Iovance Biotherapeutics, Inc.
(b)
............ 68,485 $ 230,110
Janux Therapeutics, Inc. ................ 3,836 55,123
Kiniksa Pharmaceuticals International plc , Class
A ............................. 2,995 161,071
Kura Oncology, Inc. ................... 14,294 126,216
Kymera Therapeutics, Inc. ............... 4,693 380,462
Lexeo Therapeutics, Inc. ................ 8,510 48,464
MiMedx Group, Inc. ................... 13,313 44,732
Mineralys Therapeutics, Inc. ............. 5,119 136,421
Moderna, Inc.
(b)
...................... 72,969 3,352,196
Monte Rosa Therapeutics, Inc. ............ 9,078 173,844
Myriad Genetics, Inc. .................. 17,696 84,056
Novavax, Inc.
(b)
...................... 28,749 227,836
Nurix Therapeutics, Inc. ................ 6,747 112,675
Precigen, Inc.
(b)
...................... 20,581 85,617
PTC Therapeutics, Inc. ................. 10,194 663,222
Recursion Pharmaceuticals, Inc. , Class A
(b)
... 44,814 155,056
Relay Therapeutics, Inc. ................ 27,114 351,397
Replimune Group, Inc. ................. 11,555 29,696
Revolution Medicines, Inc. ............... 13,077 1,884,657
Sarepta Therapeutics, Inc. ............... 21,240 443,491
Spyre Therapeutics, Inc.
(b)
............... 5,003 372,473
Travere Therapeutics, Inc. ............... 6,182 260,386
uniQure NV ......................... 5,827 116,249
Vaxcyte, Inc. ........................ 27,019 1,546,568
Vera Therapeutics, Inc. , Class A ........... 11,402 406,025
Viking Therapeutics, Inc.
(b)
............... 11,220 349,840
Vir Biotechnology, Inc. ................. 23,196 236,947
Viridian Therapeutics, Inc.
(b)
.............. 12,201 164,469
Xencor, Inc. ........................ 5,272 62,895
Zymeworks, Inc. ..................... 3,325 91,571
24,243,163
Broadline Retail — 0.4%
Dillard's, Inc. , Class A .................. 836 475,868
Eightco Holdings, Inc.
(a) (b)
............... 25,664 20,251
Etsy, Inc.
(a)
......................... 10,096 649,577
Kohl's Corp. ........................ 22,684 321,432
Macy's, Inc. ........................ 55,995 1,094,702
Savers Value Village, Inc.
(a) (b)
............. 2,150 18,168
2,579,998
Building Products — 1.6%
A O Smith Corp. ..................... 8,989 555,880
American Woodmark Corp.
(a)
............. 1,795 78,406
Apogee Enterprises, Inc. ................ 4,272 155,501
AZZ, Inc. .......................... 3,325 475,608
Builders FirstSource, Inc.
(a)
.............. 23,999 1,898,081
Fortune Brands Innovations, Inc. .......... 24,724 1,002,311
Gibraltar Industries, Inc.
(a)
............... 2,991 116,739
Griffon Corp. ........................ 5,692 518,940
Hayward Holdings, Inc.
(a)
................ 11,753 176,412
Janus International Group, Inc.
(a) (b)
......... 16,088 83,657
Masco Corp. ........................ 25,844 1,856,116
Masterbrand, Inc.
(a) (b)
.................. 25,728 231,037
Owens Corning ...................... 18,046 2,225,794
Resideo Technologies, Inc.
(a)
............. 14,620 604,829
UFP Industries, Inc. ................... 7,265 650,145
10,629,456
Capital Markets — 2.1%
Affiliated Managers Group, Inc. ........... 2,684 790,894
Artisan Partners Asset Management, Inc. , Class
A ............................. 6,395 239,429
BGC Group, Inc. , Class A ............... 29,363 329,746
Donnelley Financial Solutions, Inc.
(a)
........ 5,023 252,657

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
FactSet Research Systems, Inc. ........... 3,565 $ 811,323
Federated Hermes, Inc. , Class B, NVS ...... 7,675 445,841
Franklin Resources, Inc. ................ 61,070 1,830,268
Galaxy Digital, Inc. , Class A
(a) (b)
........... 15,336 420,820
Invesco Ltd. ........................ 72,634 1,903,737
Janus Henderson Group plc ............. 15,321 790,717
Jefferies Financial Group, Inc. ............ 14,487 698,563
Lazard, Inc. , Class A ................... 20,199 979,652
MarketAxess Holdings, Inc. .............. 3,548 557,710
Oppenheimer Holdings, Inc. , Class A, NVS ... 895 102,460
Perella Weinberg Partners , Class A ......... 6,183 140,601
Ridgepost Capital, Inc. , Class A ........... 5,412 42,917
StepStone Group, Inc. , Class A ........... 4,185 221,387
Stifel Financial Corp. .................. 9,806 772,811
StoneX Group, Inc.
(a)
.................. 5,140 544,994
Victory Capital Holdings, Inc. , Class A ....... 4,589 360,282
Virtu Financial, Inc. , Class A .............. 17,015 844,965
Virtus Investment Partners, Inc. ........... 1,437 209,155
WisdomTree, Inc. ..................... 11,881 201,977
13,492,906
Chemicals — 3.7%
Albemarle Corp. ..................... 13,781 2,710,723
Ashland, Inc. ........................ 9,320 496,383
Avient Corp. ........................ 18,512 686,425
Axalta Coating Systems Ltd.
(a)
............ 28,568 812,474
Cabot Corp. ........................ 7,387 568,503
Celanese Corp. , Class A ................ 21,841 1,479,946
CF Industries Holdings, Inc. .............. 33,168 4,119,467
Chemours Co. (The) ................... 31,418 846,715
Eastman Chemical Co. ................. 24,391 1,782,738
Ecovyst, Inc.
(a)
....................... 22,788 323,134
Element Solutions, Inc. ................. 19,423 827,226
FMC Corp. ......................... 24,329 374,180
HB Fuller Co. ....................... 7,548 456,805
Huntsman Corp. ..................... 33,383 479,714
Ingevity Corp.
(a)
...................... 6,956 529,978
Innospec, Inc. ....................... 5,049 385,037
Minerals Technologies, Inc. .............. 6,169 443,798
Mosaic Co. (The) ..................... 64,993 1,512,387
NewMarket Corp. ..................... 660 445,909
Olin Corp. .......................... 9,221 262,614
PureCycle Technologies, Inc.
(a) (b)
........... 13,988 104,630
Quaker Chemical Corp. ................ 1,701 231,149
Scotts Miracle-Gro Co. (The) ............. 9,205 577,153
Solstice Advanced Materials, Inc. .......... 33,610 2,754,339
Stepan Co. ......................... 4,360 218,131
Westlake Corp. ...................... 7,215 831,745
24,261,303
Commercial Services & Supplies — 0.8%
ABM Industries, Inc. ................... 8,216 335,213
Brady Corp. , Class A, NVS .............. 3,541 289,725
BrightView Holdings, Inc.
(a)
.............. 12,038 143,252
Brink's Co. (The) ..................... 3,191 340,639
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 5,595 443,404
Cimpress plc
(a) (b)
..................... 3,226 285,372
CoreCivic, Inc.
(a)
..................... 23,055 471,705
Deluxe Corp. ........................ 8,931 278,201
Enviri Corp.
(a) (b)
...................... 15,408 303,384
GEO Group, Inc. (The)
(a)
................ 18,841 348,747
Healthcare Services Group, Inc.
(a)
.......... 14,362 307,490
HNI Corp. .......................... 7,967 291,114
Interface, Inc. , Class A ................. 4,943 137,811
MillerKnoll, Inc. ...................... 14,292 229,815
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
OPENLANE, Inc.
(a)
.................... 7,521 $ 236,460
Pitney Bowes, Inc. .................... 16,043 248,025
UniFirst Corp. ....................... 1,547 395,274
Vestis Corp.
(a)
....................... 27,924 271,421
5,357,052
Communications Equipment — 0.4%
(a)
ADTRAN Holdings, Inc.
(b)
............... 15,339 271,347
Digi International, Inc.
(b)
................. 2,369 132,759
NETGEAR, Inc. ...................... 2,264 57,211
NetScout Systems, Inc. ................. 14,422 486,021
Viasat, Inc.
(b)
........................ 21,820 1,438,156
Vistance Networks, Inc. ................. 20,939 267,915
2,653,409
Construction & Engineering — 0.7%
Bowman Consulting Group Ltd.
(a)
.......... 1,351 42,638
Fluor Corp.
(a)
........................ 21,963 1,171,726
Legence Corp. , Class A
(a)
............... 4,464 388,189
MYR Group, Inc.
(a)
.................... 896 362,710
Primoris Services Corp. ................ 3,783 685,290
Tutor Perini Corp. .................... 4,023 373,817
Valmont Industries, Inc. ................. 2,075 1,054,183
WillScot Holdings Corp. , Class A .......... 18,417 416,961
4,495,514
Construction Materials — 0.1%
Knife River Corp.
(a)
.................... 6,624 613,051
Consumer Finance — 1.3%
Ally Financial, Inc. .................... 58,278 2,586,960
Atlanticus Holdings Corp.
(a)
.............. 598 47,487
Bread Financial Holdings, Inc. ............ 7,435 630,339
Credit Acceptance Corp.
(a) (b)
.............. 1,236 624,069
Encore Capital Group, Inc.
(a)
............. 4,551 376,686
Enova International, Inc.
(a)
............... 2,297 389,135
EZCORP, Inc. , Class A, NVS
(a)
............ 11,751 385,198
FirstCash Holdings, Inc. ................ 4,335 945,984
Jefferson Capital, Inc. .................. 976 20,242
LendingClub Corp.
(a)
................... 8,929 152,418
LendingTree, Inc.
(a)
.................... 1,325 65,707
Navient Corp. ....................... 15,389 142,194
Nelnet, Inc. , Class A ................... 778 110,243
OneMain Holdings, Inc. ................. 25,550 1,501,574
PROG Holdings, Inc. .................. 8,590 307,780
SLM Corp. ......................... 19,016 438,889
8,724,905
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc. , Class A ............ 76,091 1,282,133
Andersons, Inc. (The) .................. 6,927 544,047
BJ's Wholesale Club Holdings, Inc.
(a)
........ 10,855 1,019,176
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 3,209 249,018
Grocery Outlet Holding Corp.
(a) (b)
........... 18,550 146,730
Ingles Markets, Inc. , Class A ............. 1,687 154,310
Maplebear, Inc.
(a)
..................... 15,777 668,156
Natural Grocers by Vitamin Cottage, Inc. ..... 1,359 39,357
Sprouts Farmers Market, Inc.
(a)
............ 7,147 584,982
United Natural Foods, Inc.
(a)
.............. 12,601 630,302
Weis Markets, Inc. .................... 2,655 186,328
5,504,539
Containers & Packaging — 1.3%
AptarGroup, Inc. ..................... 6,113 756,056
Avery Dennison Corp. .................. 9,838 1,612,743
Ball Corp. .......................... 22,465 1,372,162
Crown Holdings, Inc. .................. 13,233 1,300,936

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Graphic Packaging Holding Co. ........... 58,295 $ 555,552
Greif, Inc. , Class A, NVS ................ 5,109 333,311
O-I Glass, Inc.
(a)
...................... 31,262 284,797
Silgan Holdings, Inc. ................... 18,727 759,380
Sonoco Products Co. .................. 20,596 1,028,976
TriMas Corp. ........................ 3,952 146,303
8,150,216
Distributors — 0.4%
LKQ Corp. ......................... 54,464 1,719,973
Pool Corp. ......................... 4,553 971,246
2,691,219
Diversified Consumer Services — 0.6%
ADT, Inc. .......................... 73,812 555,804
Carriage Services, Inc. , Class A ........... 1,786 87,692
Driven Brands Holdings, Inc.
(a) (b)
........... 12,849 174,361
Frontdoor, Inc.
(a)
...................... 5,879 403,476
Graham Holdings Co. , Class B ............ 386 433,289
H&R Block, Inc. ...................... 13,922 441,745
KinderCare Learning Cos., Inc.
(a) (b)
......... 7,102 27,911
Matthews International Corp. , Class A ....... 6,194 176,777
McGraw Hill, Inc.
(a)
.................... 5,218 63,086
Mister Car Wash, Inc.
(a)
................. 12,021 85,109
Perdoceo Education Corp. ............... 4,531 153,782
Service Corp. International .............. 10,277 832,745
Strategic Education, Inc. ................ 2,757 216,149
Stride, Inc.
(a)
........................ 4,478 435,082
Udemy, Inc.
(a)
....................... 16,985 80,509
4,167,517
Diversified REITs — 0.3%
American Assets Trust, Inc. .............. 10,536 218,517
Broadstone Net Lease, Inc. .............. 36,502 722,739
Essential Properties Realty Trust, Inc. ....... 19,030 598,113
Global Net Lease, Inc. ................. 42,111 402,581
1,941,950
Diversified Telecommunication Services — 0.6%
GCI Liberty, Inc. , Class A
(a)
.............. 746 26,006
GCI Liberty, Inc. , Class C, NVS
(a)
.......... 6,128 209,884
Globalstar, Inc.
(a)
..................... 5,109 420,471
IDT Corp. , Class B .................... 1,471 73,771
Liberty Global Ltd. , Class A
(a)
............. 35,022 405,554
Liberty Global Ltd. , Class C, NVS
(a)
......... 27,767 314,878
Liberty Latin America Ltd. , Class A
(a)
........ 6,678 54,225
Liberty Latin America Ltd. , Class C, NVS
(a)
.... 22,434 186,427
Lumen Technologies, Inc.
(a)
.............. 192,487 1,701,585
Uniti Group, Inc. ..................... 21,311 252,109
3,644,910
Electric Utilities — 1.5%
Hawaiian Electric Industries, Inc.
(a)
......... 36,577 551,215
IDACORP, Inc. ...................... 5,425 801,490
MGE Energy, Inc. ..................... 3,984 319,597
OGE Energy Corp. .................... 42,430 2,070,584
Otter Tail Corp. ...................... 8,748 780,672
Pinnacle West Capital Corp. ............. 25,249 2,618,826
Portland General Electric Co. ............. 23,168 1,203,114
TXNM Energy, Inc. .................... 20,055 1,184,448
9,529,946
Electrical Equipment — 1.5%
Acuity, Inc. ......................... 1,910 553,461
Allient, Inc. ......................... 1,321 100,634
Array Technologies, Inc.
(a) (b)
.............. 16,910 130,883
Atkore, Inc. ......................... 6,863 536,343
Security
Shares
Shares Value
Electrical Equipment (continued)
EnerSys ........................... 2,816 $ 600,540
Nextpower, Inc. , Class A
(a)
............... 11,453 1,364,396
Plug Power, Inc.
(a) (b)
................... 293,608 918,993
Preformed Line Products Co.
(b)
............ 244 81,069
Regal Rexnord Corp. .................. 14,018 3,014,290
Sensata Technologies Holding plc .......... 30,488 1,269,520
SES AI Corp. , Class A
(a) (b)
............... 39,511 41,487
Sunrun, Inc.
(a)
....................... 44,738 569,515
T1 Energy, Inc.
(a)
..................... 36,401 174,725
Thermon Group Holdings, Inc.
(a)
........... 2,951 178,506
9,534,362
Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics, Inc.
(a)
................ 10,025 1,882,996
Avnet, Inc. ......................... 16,473 1,359,187
Bel Fuse, Inc. , Class B, NVS
(b)
............ 795 219,293
Benchmark Electronics, Inc. ............. 3,655 299,893
Crane NXT Co. ...................... 11,380 508,458
Daktronics, Inc.
(a)
..................... 2,920 57,407
ePlus, Inc. ......................... 2,564 217,145
Insight Enterprises, Inc.
(a)
............... 5,937 432,807
IPG Photonics Corp.
(a)
................. 3,192 379,593
Kimball Electronics, Inc.
(a)
............... 2,279 61,556
Knowles Corp.
(a)
..................... 17,032 531,228
Littelfuse, Inc. ....................... 1,946 786,515
PC Connection, Inc. ................... 1,515 96,566
Plexus Corp.
(a)
....................... 1,947 487,879
Ralliant Corp. ....................... 24,014 1,091,196
Rogers Corp.
(a)
...................... 1,205 163,579
ScanSource, Inc.
(a)
.................... 5,090 209,301
TD SYNNEX Corp. .................... 16,307 3,720,931
Vishay Intertechnology, Inc. .............. 6,248 181,005
Vontier Corp. ........................ 16,076 576,807
13,263,342
Energy Equipment & Services — 1.5%
Archrock, Inc. ....................... 11,823 458,141
Atlas Energy Solutions, Inc. .............. 9,173 159,427
Bristow Group, Inc. , Class A ............. 2,056 101,011
Cactus, Inc. , Class A .................. 8,638 481,309
Helix Energy Solutions Group, Inc.
(a)
........ 9,119 94,382
Helmerich & Payne, Inc. ................ 19,979 806,752
Innovex International, Inc.
(a)
.............. 7,906 219,550
Liberty Energy, Inc. , Class A ............. 33,091 1,118,145
Noble Corp. plc ...................... 13,347 681,097
NOV, Inc. .......................... 77,047 1,576,382
Oceaneering International, Inc.
(a)
.......... 7,013 263,268
Patterson-UTI Energy, Inc. .............. 72,259 883,005
RPC, Inc. .......................... 18,442 145,323
Seadrill Ltd.
(a)
....................... 7,292 362,339
Select Water Solutions, Inc. , Class A ........ 22,679 379,420
TETRA Technologies, Inc.
(a)
.............. 13,196 125,626
Tidewater, Inc.
(a)
..................... 3,105 277,370
Weatherford International plc ............. 15,476 1,707,776
9,840,323
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 106,587 162,012
Cinemark Holdings, Inc. ................ 14,410 425,383
IMAX Corp.
(a) (b)
...................... 4,233 160,939
Lionsgate Studios Corp.
(a)
............... 47,237 587,628
Playtika Holding Corp. ................. 15,130 55,300
Sphere Entertainment Co. , Class A
(a) (b)
....... 5,159 734,900
2,126,162

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 2.2%
Burford Capital Ltd. ................... 25,803 $ 126,951
Cannae Holdings, Inc. ................. 10,101 136,465
Enact Holdings, Inc. ................... 6,890 294,410
Essent Group Ltd. .................... 19,557 1,183,590
Euronet Worldwide, Inc.
(a)
............... 8,640 625,363
EVERTEC, Inc. ...................... 12,674 374,263
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 1,142 198,480
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 25,213 1,057,685
Jack Henry & Associates, Inc. ............ 6,578 1,011,367
Jackson Financial, Inc. , Class A ........... 11,064 1,280,879
Marqeta, Inc. , Class A
(a)
................ 78,866 342,278
Merchants Bancorp ................... 3,118 145,112
MGIC Investment Corp. ................ 44,353 1,174,467
NCR Atleos Corp.
(a)
................... 15,540 689,665
NMI Holdings, Inc. , Class A
(a)
............. 15,738 609,218
Payoneer Global, Inc.
(a)
................. 22,440 111,751
PennyMac Financial Services, Inc. ......... 6,011 542,733
Radian Group, Inc. .................... 17,908 641,644
UWM Holdings Corp. , Class A ............ 59,444 210,432
Velocity Financial, Inc.
(a) (b)
............... 1,027 19,811
Voya Financial, Inc. ................... 20,497 1,679,934
Walker & Dunlop, Inc. .................. 6,909 347,868
Western Union Co. (The) ............... 58,665 533,265
WEX, Inc.
(a)
......................... 6,629 996,538
14,334,169
Food Products — 1.9%
Cal-Maine Foods, Inc. .................. 9,121 704,688
Campbell's Co. (The) .................. 42,213 877,608
Conagra Brands, Inc. .................. 100,898 1,447,886
Darling Ingredients, Inc.
(a)
............... 12,151 780,459
Flowers Foods, Inc. ................... 42,577 385,748
Fresh Del Monte Produce, Inc. ............ 7,560 316,688
Hormel Foods Corp. ................... 61,466 1,319,675
Ingredion, Inc. ....................... 13,089 1,462,565
J & J Snack Foods Corp. ................ 3,210 283,315
J M Smucker Co. (The) ................. 22,170 2,173,325
Lamb Weston Holdings, Inc. ............. 16,945 737,955
Mission Produce, Inc.
(a) (b)
................ 4,906 67,997
Pilgrim's Pride Corp. ................... 8,760 289,956
Post Holdings, Inc.
(a)
................... 8,743 915,829
Seaboard Corp. ...................... 55 312,726
Seneca Foods Corp. , Class A
(a)
........... 695 97,203
Simply Good Foods Co. (The)
(a)
........... 17,796 237,933
Utz Brands, Inc. , Class A ................ 15,441 122,910
12,534,466
Gas Utilities — 1.2%
Chesapeake Utilities Corp. .............. 2,442 307,985
MDU Resources Group, Inc. ............. 41,481 934,567
National Fuel Gas Co. ................. 10,134 855,107
New Jersey Resources Corp. ............. 20,496 1,154,130
Northwest Natural Holding Co. ............ 8,508 450,924
ONE Gas, Inc. ....................... 12,083 1,078,045
Southwest Gas Holdings, Inc. ............ 6,348 597,029
Spire, Inc. .......................... 12,280 1,119,690
UGI Corp. .......................... 45,527 1,643,070
8,140,547
Ground Transportation — 1.0%
ArcBest Corp. ....................... 2,962 377,862
Avis Budget Group, Inc.
(a) (b)
.............. 3,688 666,311
Hertz Global Holdings, Inc.
(a) (b)
............ 12,268 78,024
Security
Shares
Shares Value
Ground Transportation (continued)
Knight-Swift Transportation Holdings, Inc. , Class
A ............................. 11,964 $ 776,464
Landstar System, Inc. .................. 4,621 850,587
Lyft, Inc. , Class A
(a)
.................... 50,766 718,339
Marten Transport Ltd. .................. 10,961 165,292
Ryder System, Inc. .................... 3,548 900,376
Saia, Inc.
(a)
......................... 2,974 1,334,791
Schneider National, Inc. , Class B .......... 3,968 123,365
U-Haul Holding Co. , NVS
(b)
.............. 9,359 446,331
U-Haul Holding Co.
(a) (b)
................. 696 35,746
Werner Enterprises, Inc. ................ 3,718 137,083
6,610,571
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.
(a)
................. 7,934 1,396,463
Alphatec Holdings, Inc.
(a) (b)
............... 7,003 68,349
AtriCure, Inc.
(a)
...................... 4,091 114,998
Baxter International, Inc.
(b)
............... 108,371 1,905,162
CONMED Corp. ...................... 6,557 240,380
DENTSPLY SIRONA, Inc. ............... 40,804 479,447
Embecta Corp. ...................... 11,998 109,782
Enovis Corp.
(a)
....................... 11,509 269,771
Envista Holdings Corp.
(a)
................ 35,799 928,626
Haemonetics Corp.
(a)
.................. 5,722 343,835
ICU Medical, Inc.
(a)
.................... 4,925 587,060
Integer Holdings Corp.
(a)
................ 5,184 458,836
Integra LifeSciences Holdings Corp.
(a)
....... 13,872 146,211
IRhythm Holdings, Inc.
(a)
................ 3,504 452,577
LivaNova plc
(a)
....................... 11,477 689,768
Masimo Corp.
(a)
...................... 3,964 707,297
Neogen Corp.
(a)
...................... 40,941 384,845
Novocure Ltd.
(a)
...................... 13,586 206,643
Omnicell, Inc.
(a)
...................... 9,194 380,815
QuidelOrtho Corp.
(a)
................... 13,863 170,515
Solventum Corp.
(a)
.................... 29,290 1,972,974
Tandem Diabetes Care, Inc.
(a) (b)
........... 6,569 128,260
Teleflex, Inc. ........................ 9,807 1,215,185
13,357,799
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.
(a)
............. 19,439 503,373
AdaptHealth Corp. , Class A
(a)
............. 19,532 256,065
Alignment Healthcare, Inc.
(a)
............. 10,106 227,789
AMN Healthcare Services, Inc.
(a)
........... 8,214 168,141
Ardent Health, Inc.
(a)
................... 4,877 47,599
Brookdale Senior Living, Inc.
(a) (b)
........... 46,330 665,299
Castle Biosciences, Inc.
(a)
............... 5,592 136,948
Clover Health Investments Corp. , Class A
(a) (b)
.. 81,393 223,831
Concentra Group Holdings Parent, Inc. ...... 25,008 561,930
DaVita, Inc.
(a) (b)
...................... 4,938 766,081
Henry Schein, Inc.
(a)
................... 22,288 1,662,462
LifeStance Health Group, Inc.
(a)
........... 33,355 252,497
Molina Healthcare, Inc.
(a)
................ 10,776 2,097,225
National HealthCare Corp. ............... 1,096 189,926
OPKO Health, Inc.
(a)
................... 74,896 84,258
Option Care Health, Inc.
(a)
............... 20,425 415,240
PACS Group, Inc.
(a)
................... 6,358 213,311
Pediatrix Medical Group, Inc.
(a)
............ 17,421 392,147
Select Medical Holdings Corp. ............ 22,725 372,917
Universal Health Services, Inc. , Class B ..... 5,970 1,004,572
US Physical Therapy, Inc. ............... 1,283 91,375
10,332,986
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc. ........ 31,437 1,273,513
Healthcare Realty Trust, Inc. , Class A ....... 72,346 1,352,870

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
Healthpeak Properties, Inc. .............. 86,152 $ 1,393,078
LTC Properties, Inc. ................... 9,426 360,262
Medical Properties Trust, Inc. ............. 106,555 526,382
National Health Investors, Inc. ............ 5,474 421,005
Omega Healthcare Investors, Inc. .......... 34,424 1,616,895
Sabra Health Care REIT, Inc. ............. 26,482 547,118
Sila Realty Trust, Inc. .................. 6,545 199,164
7,690,287
Health Care Technology — 0.1%
(a)
Certara, Inc.
(b)
....................... 13,990 85,759
Claritev Corp. , Class A
(b)
................ 1,699 41,337
Evolent Health, Inc. , Class A
(b)
............ 21,890 82,087
Phreesia, Inc. ....................... 7,040 64,838
Schrodinger, Inc.
(b)
.................... 5,368 64,201
Teladoc Health, Inc. ................... 37,331 226,226
564,448
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc. .............. 48,484 653,080
DiamondRock Hospitality Co. ............. 42,075 429,165
Host Hotels & Resorts, Inc. .............. 148,463 3,137,023
Park Hotels & Resorts, Inc.
(b)
............. 43,903 503,567
Pebblebrook Hotel Trust ................ 25,058 352,065
RLJ Lodging Trust .................... 32,243 265,682
Ryman Hospitality Properties, Inc. ......... 7,278 764,845
Sunstone Hotel Investors, Inc. ............ 24,140 237,055
Xenia Hotels & Resorts, Inc. ............. 19,983 325,124
6,667,606
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc. , Class A
(a)
........ 11,220 140,138
Aramark ........................... 55,436 2,532,871
Biglari Holdings, Inc. , Class A
(a)
........... 4 6,521
Biglari Holdings, Inc. , Class B, NVS
(a)
....... 40 12,370
BJ's Restaurants, Inc.
(a)
................. 1,467 56,333
Boyd Gaming Corp. ................... 11,860 1,031,227
Brinker International, Inc.
(a)
.............. 6,384 971,900
Caesars Entertainment, Inc.
(a)
............ 43,160 1,199,848
Cheesecake Factory, Inc. (The) ........... 5,614 352,952
Choice Hotels International, Inc.
(b)
.......... 2,795 276,929
Churchill Downs, Inc. .................. 4,559 460,413
Cracker Barrel Old Country Store, Inc. ....... 4,584 143,571
First Watch Restaurant Group, Inc.
(a)
........ 5,336 70,008
Hilton Grand Vacations, Inc.
(a)
............ 11,308 531,137
Marriott Vacations Worldwide Corp. ......... 6,229 448,550
MGM Resorts International
(a) (b)
............ 40,035 1,558,963
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 43,297 787,140
Papa John's International, Inc. ............ 6,635 240,121
Penn Entertainment, Inc.
(a)
............... 26,327 459,669
Rush Street Interactive, Inc. , Class A
(a)
...... 11,180 314,158
Sabre Corp.
(a) (b)
...................... 22,746 41,625
Sharplink, Inc.
(a) (b)
..................... 41,640 299,808
Six Flags Entertainment Corp.
(a) (b)
.......... 19,876 373,271
Target Hospitality Corp.
(a)
............... 4,201 61,083
Travel + Leisure Co. ................... 7,567 489,282
United Parks & Resorts, Inc.
(a) (b)
........... 5,216 183,864
Vail Resorts, Inc. ..................... 2,622 333,466
Wendy's Co. (The) .................... 33,059 230,091
Wyndham Hotels & Resorts, Inc. .......... 8,930 726,723
Wynn Resorts Ltd. .................... 9,218 987,340
15,321,372
Household Durables — 1.8%
Century Communities, Inc. .............. 3,240 181,505
Dream Finders Homes, Inc. , Class A
(a)
....... 5,158 75,307
Security
Shares
Shares Value
Household Durables (continued)
Green Brick Partners, Inc.
(a)
.............. 6,592 $ 444,564
Installed Building Products, Inc. ........... 1,932 557,479
KB Home .......................... 12,894 683,253
La-Z-Boy, Inc. ....................... 8,122 282,158
Leggett & Platt, Inc. ................... 28,755 312,567
LGI Homes, Inc.
(a)
.................... 4,122 201,854
M/I Homes, Inc.
(a)
..................... 5,264 692,163
Meritage Homes Corp. ................. 14,380 968,349
Mohawk Industries, Inc.
(a)
............... 10,438 1,101,835
Newell Brands, Inc. ................... 79,776 325,486
Sonos, Inc.
(a)
........................ 7,954 117,958
Taylor Morrison Home Corp. , Class A
(a)
...... 21,278 1,292,426
Toll Brothers, Inc. ..................... 12,195 1,733,397
TopBuild Corp.
(a)
..................... 2,845 1,259,482
TRI Pointe Homes, Inc.
(a)
................ 16,418 769,840
Whirlpool Corp. ...................... 13,513 757,539
11,757,162
Household Products — 0.2%
Central Garden & Pet Co.
(a)
.............. 1,963 72,670
Central Garden & Pet Co. , Class A, NVS
(a)
.... 10,473 351,474
Energizer Holdings, Inc. ................ 13,313 260,668
Reynolds Consumer Products, Inc. ......... 11,479 240,715
Spectrum Brands Holdings, Inc. ........... 4,670 385,742
1,311,269
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ..................... 150,402 2,173,309
Hallador Energy Co.
(a)
.................. 6,791 105,464
2,278,773
Industrial REITs — 0.7%
Americold Realty Trust, Inc. .............. 52,786 645,573
First Industrial Realty Trust, Inc. ........... 12,924 801,417
Innovative Industrial Properties, Inc. ........ 5,922 321,269
Lineage, Inc. ........................ 12,706 468,597
LXP Industrial Trust ................... 5,930 301,956
Rexford Industrial Realty, Inc. ............ 24,217 869,148
STAG Industrial, Inc. .................. 20,002 771,677
Terreno Realty Corp. .................. 7,975 519,970
4,699,607
Insurance — 5.3%
American Financial Group, Inc. ........... 10,359 1,380,544
AMERISAFE, Inc. .................... 4,471 135,471
Assurant, Inc. ....................... 10,800 2,551,716
Assured Guaranty Ltd. ................. 3,583 293,448
Axis Capital Holdings Ltd. ............... 15,601 1,566,496
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
9,946 225,973
Brighthouse Financial, Inc.
(a)
............. 12,596 784,227
CNO Financial Group, Inc. ............... 21,016 934,161
Employers Holdings, Inc. ................ 3,721 156,729
Everest Group Ltd. .................... 9,049 3,228,321
F&G Annuities & Life, Inc. ............... 8,054 230,667
First American Financial Corp. ............ 20,883 1,464,525
Genworth Financial, Inc. , Class A
(a)
......... 79,525 699,025
Globe Life, Inc. ...................... 16,888 2,605,818
Hamilton Insurance Group Ltd. , Class B ..... 8,796 288,245
Hanover Insurance Group, Inc. (The) ....... 4,015 753,575
Heritage Insurance Holdings, Inc.
(a)
......... 5,113 149,913
Hippo Holdings, Inc.
(a)
.................. 1,967 51,791
Horace Mann Educators Corp. ............ 8,009 363,929
Kemper Corp. ....................... 11,702 394,240
Lincoln National Corp. ................. 30,320 1,146,399
Old Republic International Corp. ........... 34,797 1,390,140
Oscar Health, Inc. , Class A
(a)
............. 41,410 764,429

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Palomar Holdings, Inc.
(a)
................ 2,181 $ 262,549
Primerica, Inc. ....................... 2,483 698,393
ProAssurance Corp.
(a)
.................. 9,838 242,999
Reinsurance Group of America, Inc. ........ 13,983 2,956,845
RenaissanceRe Holdings Ltd. ............ 9,245 2,837,938
RLI Corp. .......................... 8,298 429,587
Safety Insurance Group, Inc. ............. 3,078 231,343
Selective Insurance Group, Inc. ........... 12,985 1,090,091
SiriusPoint Ltd.
(a)
..................... 12,081 282,816
Skyward Specialty Insurance Group, Inc.
(a)
.... 2,706 122,988
Slide Insurance Holdings, Inc.
(a)
........... 2,546 47,483
Stewart Information Services Corp. ......... 6,116 428,059
United Fire Group, Inc. ................. 4,921 198,415
Universal Insurance Holdings, Inc. ......... 3,602 142,747
Unum Group ........................ 32,048 2,576,018
White Mountains Insurance Group Ltd. ...... 320 714,237
34,822,290
Interactive Media & Services — 0.4%
EverQuote, Inc. , Class A
(a)
............... 3,678 53,037
fuboTV, Inc. , Class A
(a) (b)
................ 6,013 74,080
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 11,206 8,628
IAC, Inc.
(a)
.......................... 14,295 636,985
QuinStreet, Inc.
(a)
..................... 4,466 56,986
Shutterstock, Inc. ..................... 2,918 47,184
Snap, Inc. , Class A, NVS
(a) (b)
............. 108,112 656,240
Taboola.com Ltd.
(a)
.................... 16,518 62,108
TripAdvisor, Inc.
(a) (b)
................... 23,699 263,770
Trump Media & Technology Group Corp.
(a) (b)
... 12,311 112,646
Webtoon Entertainment, Inc.
(a) (b)
........... 1,918 23,476
Yelp, Inc. , Class A
(a) (b)
.................. 5,068 139,877
Ziff Davis, Inc.
(a)
...................... 7,770 355,555
ZoomInfo Technologies, Inc. , Class A
(a)
...... 53,483 334,269
2,824,841
IT Services — 1.0%
(a)
Akamai Technologies, Inc. ............... 29,520 3,039,970
BigBear.ai Holdings, Inc.
(b)
............... 49,053 195,231
DigitalOcean Holdings, Inc.
(b)
............. 4,638 447,242
DXC Technology Co. .................. 35,772 404,939
EPAM Systems, Inc.
(b)
.................. 7,913 900,341
Everforth, Inc. ....................... 9,209 194,310
Fastly, Inc. , Class A
(b)
.................. 14,671 370,516
Kyndryl Holdings, Inc. .................. 49,932 690,060
6,242,609
Leisure Products — 0.9%
Acushnet Holdings Corp. ................ 3,051 295,398
Brunswick Corp. ..................... 6,300 500,535
Callaway Golf Co.
(a)
................... 26,768 409,550
Hasbro, Inc. ........................ 16,599 1,590,848
Mattel, Inc.
(a)
........................ 68,318 1,030,236
Peloton Interactive, Inc. , Class A
(a)
......... 79,428 432,883
Polaris, Inc. ......................... 10,823 717,240
YETI Holdings, Inc.
(a)
.................. 16,442 648,801
5,625,491
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. , Class A
(a) (b)
........... 24,518 540,622
Avantor, Inc.
(a)
....................... 143,211 1,160,009
BioLife Solutions, Inc.
(a)
................. 2,659 56,052
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 1,517 424,942
Bio-Techne Corp. ..................... 14,915 825,098
Bruker Corp.
(b)
....................... 14,863 545,621
Charles River Laboratories International, Inc.
(a)
. 9,617 1,605,750
Fortrea Holdings, Inc.
(a)
................. 11,103 127,684
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Pacific Biosciences of California, Inc.
(a)
...... 48,247 $ 76,713
Personalis, Inc.
(a) (b)
.................... 5,392 29,764
Repligen Corp.
(a)
..................... 5,178 612,609
Revvity, Inc.
(b)
....................... 15,497 1,342,350
7,347,214
Machinery — 3.6%
Aebi Schmidt Holding AG ............... 3,564 41,414
AGCO Corp. ........................ 8,293 1,003,619
Alamo Group, Inc. .................... 1,018 176,562
Albany International Corp. , Class A ......... 5,908 342,900
Allison Transmission Holdings, Inc. ......... 12,820 1,722,367
Astec Industries, Inc. .................. 4,485 291,615
Atmus Filtration Technologies, Inc. ......... 1,421 90,091
Blue Bird Corp.
(a)
..................... 3,048 195,407
CNH Industrial NV .................... 186,745 2,000,039
Donaldson Co., Inc. ................... 9,725 857,453
Douglas Dynamics, Inc. ................ 2,704 124,736
Esab Corp. ......................... 4,892 480,737
Flowserve Corp. ..................... 9,634 709,448
Gates Industrial Corp. plc
(a)
.............. 51,722 1,324,600
Greenbrier Cos., Inc. (The) .............. 5,983 293,885
Helios Technologies, Inc. ................ 3,613 247,129
Hillman Solutions Corp.
(a)
............... 39,048 318,632
IDEX Corp. ......................... 6,014 1,310,150
JBT Marel Corp. ..................... 3,339 394,336
Kennametal, Inc. ..................... 16,274 629,967
Lindsay Corp. ....................... 1,387 155,302
Middleby Corp. (The)
(a)
................. 7,586 1,064,771
Oshkosh Corp. ...................... 12,717 1,987,667
Standex International Corp. .............. 853 232,869
Stanley Black & Decker, Inc. ............. 32,516 2,541,451
Tennant Co. ........................ 3,961 328,921
Terex Corp. ......................... 22,962 1,428,236
Timken Co. (The) ..................... 13,588 1,506,773
Toro Co. (The) ....................... 9,834 935,902
Trinity Industries, Inc. .................. 16,134 526,130
Worthington Enterprises, Inc. ............. 6,371 345,754
23,608,863
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd. ............ 8,749 212,076
Kirby Corp.
(a)
........................ 5,068 762,936
Matson, Inc. ........................ 4,516 787,726
1,762,738
Media — 0.8%
Cable One, Inc.
(a)
..................... 908 83,073
DoubleVerify Holdings, Inc.
(a)
............. 13,497 148,737
EchoStar Corp. , Class A
(a) (b)
.............. 12,217 1,504,401
Ibotta, Inc. , Class A
(a) (b)
................. 1,495 52,624
John Wiley & Sons, Inc. , Class A .......... 9,121 373,322
Liberty Broadband Corp. , Class A
(a)
......... 1,904 73,171
Liberty Broadband Corp. , Class C, NVS
(a)
.... 11,852 456,183
Nexstar Media Group, Inc. , Class A ......... 5,835 1,214,497
NIQ Global Intelligence plc
(a)
............. 5,769 63,055
Sirius XM Holdings, Inc. ................ 40,289 1,085,386
Stagwell, Inc. , Class A
(a) (b)
............... 20,084 125,927
5,180,376
Metals & Mining — 1.9%
Alcoa Corp. ......................... 55,156 3,518,401
Alpha Metallurgical Resources, Inc.
(a)
....... 2,307 430,140
Cleveland-Cliffs, Inc.
(a)
................. 116,049 1,183,700
Coeur Mining, Inc.
(a)
................... 129,576 2,328,481
Commercial Metals Co. ................. 22,402 1,544,842

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Compass Minerals International, Inc.
(a)
....... 4,722 $ 126,125
Constellium SE , Class A
(a)
............... 13,803 431,758
Hecla Mining Co. ..................... 46,969 846,381
Kaiser Aluminum Corp. ................. 3,208 546,739
Materion Corp. ...................... 1,159 213,036
McEwen, Inc.
(a) (b)
..................... 5,136 111,349
Ramaco Resources, Inc. , Class A
(a)
......... 5,318 78,972
Ramaco Resources, Inc. , Class B .......... 1,203 12,054
Ryerson Holding Corp. ................. 9,164 253,934
USA Rare Earth, Inc. , Class A
(a) (b)
.......... 8,579 222,797
Worthington Steel, Inc. ................. 6,497 249,680
12,098,389
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
AGNC Investment Corp. ................ 234,745 2,586,890
Annaly Capital Management, Inc. .......... 151,806 3,476,357
Apollo Commercial Real Estate Finance, Inc. .. 15,639 171,091
Arbor Realty Trust, Inc. ................. 34,533 272,811
ARMOUR Residential REIT, Inc. ........... 23,704 415,768
Blackstone Mortgage Trust, Inc. , Class A ..... 18,582 352,872
Chimera Investment Corp. ............... 16,737 230,134
Dynex Capital, Inc. .................... 41,976 571,713
Ellington Financial, Inc. ................. 17,932 237,599
Franklin BSP Realty Trust, Inc. ............ 17,285 157,293
Ladder Capital Corp. , Class A ............ 24,417 251,007
MFA Financial, Inc. .................... 20,006 205,062
Orchid Island Capital, Inc. ............... 39,315 276,384
PennyMac Mortgage Investment Trust ....... 18,022 219,508
Rithm Capital Corp. ................... 113,009 1,105,228
Starwood Property Trust, Inc. ............. 73,369 1,347,055
Two Harbors Investment Corp. ............ 20,908 241,906
12,118,678
Multi-Utilities — 0.4%
Avista Corp. ........................ 17,044 700,508
Black Hills Corp. ..................... 15,278 1,150,281
Northwestern Energy Group, Inc. .......... 12,194 882,114
Unitil Corp. ......................... 3,323 174,325
2,907,228
Office REITs — 1.1%
BXP, Inc. .......................... 30,583 1,787,882
COPT Defense Properties ............... 23,787 743,344
Cousins Properties, Inc. ................ 33,126 848,357
Douglas Emmett, Inc. .................. 27,024 292,129
Easterly Government Properties, Inc. , Class A . 9,008 210,877
Empire State Realty Trust, Inc. , Class A ...... 29,043 161,769
Highwoods Properties, Inc. .............. 21,906 532,535
JBG SMITH Properties ................. 13,044 195,660
Kilroy Realty Corp. .................... 23,015 765,479
Piedmont Realty Trust, Inc. , Class A
(a)
....... 25,936 216,825
SL Green Realty Corp. ................. 15,102 640,476
Vornado Realty Trust .................. 17,747 530,458
6,925,791
Oil, Gas & Consumable Fuels — 5.5%
Antero Midstream Corp. ................ 40,887 893,790
Antero Resources Corp.
(a)
............... 19,840 778,918
APA Corp. ......................... 76,172 3,102,486
BKV Corp.
(a) (b)
....................... 3,244 102,283
California Resources Corp. .............. 13,571 926,356
Calumet, Inc.
(a)
...................... 13,881 454,186
Chord Energy Corp. ................... 12,680 1,846,208
Core Natural Resources, Inc. ............. 4,857 435,867
Crescent Energy, Inc. , Class A ............ 50,721 682,197
CVR Energy, Inc.
(a)
.................... 6,553 217,166
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Delek US Holdings, Inc. ................ 13,017 $ 606,462
Dorian LPG Ltd. ...................... 7,820 301,461
DT Midstream, Inc. .................... 9,854 1,458,294
Excelerate Energy, Inc. , Class A ........... 4,885 170,487
Granite Ridge Resources, Inc. ............ 15,513 93,543
Gulfport Energy Corp.
(a)
................ 1,459 280,916
HF Sinclair Corp. ..................... 32,345 2,173,907
HighPeak Energy, Inc.
(b)
................ 3,141 21,296
International Seaways, Inc. .............. 7,990 662,771
Kinetik Holdings, Inc. , Class A ............ 3,266 165,064
Kosmos Energy Ltd.
(a)
.................. 115,790 356,633
Magnolia Oil & Gas Corp. , Class A ......... 37,292 1,127,710
Matador Resources Co. ................ 23,543 1,493,568
Murphy Oil Corp. ..................... 28,219 1,178,425
NextDecade Corp.
(a) (b)
.................. 23,421 183,386
Northern Oil & Gas, Inc. ................ 18,991 515,796
Ovintiv, Inc. ......................... 61,033 3,756,581
Par Pacific Holdings, Inc.
(a)
.............. 10,367 680,801
PBF Energy, Inc. , Class A ............... 17,724 768,513
Peabody Energy Corp. ................. 23,183 618,059
Permian Resources Corp. , Class A ......... 141,045 3,049,393
Range Resources Corp. ................ 50,647 2,203,145
REX American Resources Corp.
(a)
......... 3,077 149,235
SM Energy Co. ...................... 45,095 1,399,298
Talos Energy, Inc.
(a)
................... 23,609 375,855
Venture Global, Inc. , Class A ............. 24,420 324,053
Viper Energy, Inc. , Class A .............. 39,190 1,935,202
Vitesse Energy, Inc. ................... 5,942 111,472
World Kinect Corp. .................... 11,650 314,201
35,914,984
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 5,203 375,604
Sylvamo Corp. ...................... 7,146 305,349
680,953
Passenger Airlines — 0.5%
(a)
Alaska Air Group, Inc. .................. 12,425 485,942
American Airlines Group, Inc. ............. 137,082 1,605,230
Frontier Group Holdings, Inc.
(b)
............ 11,293 40,994
JetBlue Airways Corp. .................. 60,124 279,877
Joby Aviation, Inc. , Class A
(b)
............. 35,698 328,065
SkyWest, Inc. ....................... 5,644 463,485
Wheels Up Experience, Inc. , Class A
(b)
...... 1,051 5,653
3,209,246
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a)
................. 16,828 299,538
Coty, Inc. , Class A
(a)
................... 71,569 176,060
Edgewell Personal Care Co. ............. 9,219 207,888
Herbalife Ltd.
(a)
...................... 21,077 349,878
Olaplex Holdings, Inc.
(a)
................ 28,688 58,237
1,091,601
Pharmaceuticals — 2.3%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 26,495 340,991
Amphastar Pharmaceuticals, Inc.
(a)
......... 7,007 153,874
ANI Pharmaceuticals, Inc.
(a)
.............. 3,795 301,513
Aquestive Therapeutics, Inc.
(a) (b)
........... 11,929 48,909
Arvinas, Inc.
(a)
....................... 12,109 119,879
Collegium Pharmaceutical, Inc.
(a) (b)
......... 5,985 201,874
CorMedix, Inc.
(a) (b)
.................... 15,432 117,129
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 11,511 446,397
Edgewise Therapeutics, Inc.
(a)
............ 5,987 185,357
Elanco Animal Health, Inc.
(a) (b)
............ 100,528 2,248,811
Enliven Therapeutics, Inc.
(a)
.............. 7,138 294,300

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Esperion Therapeutics, Inc.
(a)
............. 20,280 $ 40,560
Harmony Biosciences Holdings, Inc.
(a)
....... 9,014 281,778
Indivior Pharmaceuticals, Inc.
(a) (b)
.......... 19,261 708,420
Innoviva, Inc.
(a)
...................... 5,428 124,790
Jazz Pharmaceuticals plc
(a)
.............. 7,316 1,485,294
Ligand Pharmaceuticals, Inc.
(a)
............ 1,821 417,828
Nektar Therapeutics
(a)
.................. 2,748 233,690
Nuvation Bio, Inc. , Class A
(a) (b)
............ 44,554 198,265
Ocular Therapeutix, Inc.
(a) (b)
.............. 13,074 122,503
Organon & Co. ...................... 52,796 699,547
Pacira BioSciences, Inc.
(a) (b)
.............. 7,790 198,567
Perrigo Co. plc ...................... 27,150 321,456
Prestige Consumer Healthcare, Inc.
(a)
....... 9,907 557,962
Supernus Pharmaceuticals, Inc.
(a)
.......... 5,186 248,928
Terns Pharmaceuticals, Inc.
(a)
............. 15,542 822,638
Theravance Biopharma, Inc.
(a)
............ 8,416 140,884
Viatris, Inc. ......................... 243,748 3,641,595
14,703,739
Professional Services — 1.5%
Alight, Inc. , Class A ................... 91,072 75,353
Amentum Holdings, Inc.
(a)
............... 27,951 733,155
Booz Allen Hamilton Holding Corp. , Class A ... 25,844 2,009,888
CACI International, Inc. , Class A
(a)
......... 1,573 817,236
CBIZ, Inc.
(a)
......................... 4,756 145,058
Clarivate plc
(a) (b)
...................... 71,646 205,624
Concentrix Corp. ..................... 8,569 204,114
CSG Systems International, Inc. ........... 3,202 257,473
First Advantage Corp.
(a) (b)
............... 16,467 210,119
Genpact Ltd. ........................ 19,822 688,814
ICF International, Inc. .................. 2,148 153,926
Insperity, Inc. ........................ 3,025 107,599
KBR, Inc. .......................... 14,536 544,955
Korn Ferry ......................... 6,182 410,732
ManpowerGroup, Inc. .................. 9,341 282,752
Maximus, Inc. ....................... 8,372 549,371
Parsons Corp.
(a)
...................... 3,493 176,082
Robert Half, Inc. ..................... 13,184 350,826
Science Applications International Corp. ..... 10,003 967,990
TIC Solutions, Inc.
(a) (b)
.................. 10,981 100,366
TriNet Group, Inc. .................... 5,585 255,681
Upwork, Inc.
(a) (b)
...................... 24,756 256,225
9,503,339
Real Estate Management & Development — 0.7%
Compass, Inc. , Class A
(a)
................ 127,482 965,039
Cushman & Wakefield Ltd.
(a)
............. 30,162 423,474
eXp World Holdings, Inc. ................ 7,122 44,299
Forestar Group, Inc.
(a)
.................. 3,666 103,601
Howard Hughes Holdings, Inc.
(a)
........... 3,462 215,579
Jones Lang LaSalle, Inc.
(a)
............... 4,535 1,442,719
Kennedy-Wilson Holdings, Inc. ............ 22,032 240,149
Marcus & Millichap, Inc. ................ 4,992 138,728
Newmark Group, Inc. , Class A ............ 12,802 206,368
Opendoor Technologies, Inc. , Class A
(a) (b)
..... 194,676 1,047,357
4,827,313
Residential REITs — 0.9%
American Homes 4 Rent , Class A .......... 33,403 1,063,551
Camden Property Trust ................. 12,826 1,346,986
Centerspace ........................ 3,343 228,227
Equity LifeStyle Properties, Inc. ........... 17,001 1,075,993
Independence Realty Trust, Inc. ........... 31,399 512,118
NexPoint Residential Trust, Inc. ........... 4,529 130,843
UDR, Inc. .......................... 35,174 1,278,223
UMH Properties, Inc. .................. 6,483 100,811
Security
Shares
Shares Value
Residential REITs (continued)
Veris Residential, Inc. .................. 6,615 $ 125,487
5,862,239
Retail REITs — 1.7%
Acadia Realty Trust ................... 17,712 382,933
Agree Realty Corp. ................... 12,388 955,239
Alexander's, Inc. ..................... 268 67,525
Brixmor Property Group, Inc. ............. 42,105 1,266,940
CBL & Associates Properties, Inc. .......... 1,658 74,643
Federal Realty Investment Trust ........... 11,006 1,220,565
Getty Realty Corp. .................... 11,107 367,864
InvenTrust Properties Corp. .............. 15,584 500,558
Kite Realty Group Trust ................. 27,886 729,498
Macerich Co. (The) ................... 53,655 1,165,923
NETSTREIT Corp. .................... 11,905 244,886
NNN REIT, Inc. ...................... 39,787 1,742,273
Phillips Edison & Co., Inc. ............... 12,188 489,531
Regency Centers Corp. ................ 21,119 1,644,114
Saul Centers, Inc. .................... 2,560 88,141
Urban Edge Properties ................. 9,066 198,727
11,139,360
Semiconductors & Semiconductor Equipment — 1.9%
ACM Research, Inc. , Class A
(a)
............ 3,022 156,207
Alpha & Omega Semiconductor Ltd.
(a)
....... 3,110 135,067
Amkor Technology, Inc. ................. 10,280 717,030
Axcelis Technologies, Inc.
(a) (b)
............. 6,556 912,005
Cirrus Logic, Inc.
(a)
.................... 5,798 945,538
Diodes, Inc.
(a)
....................... 5,548 594,468
Enphase Energy, Inc.
(a)
................. 10,925 360,088
MaxLinear, Inc. , Class A
(a)
............... 17,090 1,209,118
MKS, Inc. .......................... 3,839 1,089,316
Navitas Semiconductor Corp. , Class A
(a) (b)
.... 16,747 276,326
PDF Solutions, Inc.
(a)
.................. 2,572 110,210
Penguin Solutions, Inc.
(a)
................ 11,034 335,544
Photronics, Inc.
(a)
..................... 12,206 603,953
Qorvo, Inc.
(a)
........................ 8,468 797,855
Rigetti Computing, Inc.
(a) (b)
............... 29,438 513,693
Skyworks Solutions, Inc. ................ 31,500 2,210,355
SolarEdge Technologies, Inc.
(a) (b)
.......... 11,876 509,006
Synaptics, Inc.
(a)
..................... 3,731 349,184
Ultra Clean Holdings, Inc.
(a)
.............. 3,989 311,740
Veeco Instruments, Inc.
(a)
............... 4,807 239,629
12,376,332
Software — 0.8%
Adeia, Inc. ......................... 12,465 397,010
Aurora Innovation, Inc. , Class A
(a) (b)
......... 137,376 807,771
Blackbaud, Inc.
(a)
..................... 4,713 175,182
BlackLine, Inc.
(a)
..................... 2,756 86,125
C3.ai, Inc. , Class A
(a) (b)
................. 14,024 123,832
CCC Intelligent Solutions Holdings, Inc.
(a)
..... 39,476 206,854
Digital Turbine, Inc.
(a) (b)
................. 10,744 37,926
Dropbox, Inc. , Class A
(a)
................ 24,627 598,190
Five9, Inc.
(a)
........................ 14,873 255,816
I3 Verticals, Inc. , Class A
(a)
............... 3,247 73,220
LiveRamp Holdings, Inc.
(a)
............... 13,287 388,379
NCR Voyix Corp.
(a)
.................... 31,279 215,512
PagerDuty, Inc.
(a)
..................... 9,687 64,419
Progress Software Corp.
(a)
............... 8,702 242,351
Rapid7, Inc.
(a)
....................... 5,287 31,193
RingCentral, Inc. , Class A ............... 9,610 386,514
Riot Platforms, Inc.
(a) (b)
................. 32,856 566,438
Teradata Corp.
(a)
..................... 18,415 485,235

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Yext, Inc.
(a)
......................... 24,503 $ 94,582
5,236,549
Specialized REITs — 1.5%
CubeSmart ......................... 33,028 1,336,974
EPR Properties ...................... 16,051 895,806
Four Corners Property Trust, Inc. .......... 15,612 399,199
Gaming & Leisure Properties, Inc. ......... 55,872 2,707,557
Lamar Advertising Co. , Class A ........... 12,298 1,695,156
National Storage Affiliates Trust ........... 14,872 632,952
Outfront Media, Inc. ................... 30,071 927,691
Rayonier, Inc. ....................... 27,095 574,685
Safehold, Inc. ....................... 9,833 157,525
Smartstop Self Storage REIT, Inc. .......... 5,134 161,618
9,489,163
Specialty Retail — 3.1%
Abercrombie & Fitch Co. , Class A
(a)
......... 5,531 472,071
Academy Sports & Outdoors, Inc. .......... 13,867 760,466
Advance Auto Parts, Inc. ................ 12,021 715,370
American Eagle Outfitters, Inc. ............ 33,640 586,009
Asbury Automotive Group, Inc.
(a) (b)
.......... 3,844 782,984
AutoNation, Inc.
(a)
..................... 5,511 1,170,426
Bath & Body Works, Inc. ................ 43,636 848,284
Buckle, Inc. (The) .................... 6,795 377,870
Build-A-Bear Workshop, Inc. ............. 1,047 38,676
Camping World Holdings, Inc. , Class A ...... 3,537 28,968
CarMax, Inc.
(a)
....................... 29,895 1,175,173
Dick's Sporting Goods, Inc. .............. 9,002 2,042,734
GameStop Corp. , Class A
(a) (b)
............. 61,435 1,532,803
Gap, Inc. (The) ...................... 50,196 1,234,320
Group 1 Automotive, Inc. ................ 2,490 888,606
Lithia Motors, Inc. , Class A .............. 2,743 795,799
Murphy USA, Inc. .................... 2,633 1,548,204
Penske Automotive Group, Inc. ........... 4,244 727,931
Petco Health & Wellness Co., Inc. , Class A
(a)
.. 7,992 22,697
RealReal, Inc. (The)
(a)
.................. 8,118 96,523
Revolve Group, Inc. , Class A
(a)
............ 3,743 95,259
RH
(a)
............................. 1,067 140,801
Sally Beauty Holdings, Inc.
(a) (b)
............ 19,870 281,757
Signet Jewelers Ltd. ................... 7,615 677,963
Sonic Automotive, Inc. , Class A ........... 2,960 233,100
Upbound Group, Inc. .................. 11,203 221,371
Urban Outfitters, Inc.
(a)
................. 6,190 435,405
Victoria's Secret & Co.
(a)
................ 14,615 757,496
Wayfair, Inc. , Class A
(a)
................. 20,983 1,341,443
20,030,509
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.
(a)
................. 10,746 72,965
Diebold Nixdorf, Inc.
(a)
.................. 7,142 548,577
GPGI, Inc. , Class A
(b)
.................. 37,695 581,634
1,203,176
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.
(a)
.................. 13,221 257,942
Carter's, Inc. ........................ 7,185 259,522
Columbia Sportswear Co. ............... 5,573 339,507
Crocs, Inc.
(a)
........................ 10,570 1,077,929
Deckers Outdoor Corp.
(a)
................ 19,231 1,965,408
G-III Apparel Group Ltd. ................ 7,245 225,972
Kontoor Brands, Inc. ................... 7,446 546,239
Levi Strauss & Co. , Class A .............. 9,534 212,417
PVH Corp. ......................... 10,072 920,984
Ralph Lauren Corp. , Class A ............. 2,702 969,045
Steven Madden Ltd. ................... 4,534 170,297
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc. , Class A
(a) (b)
........... 38,406 $ 241,574
Under Armour, Inc. , Class C, NVS
(a)
........ 27,862 169,122
VF Corp. .......................... 69,596 1,317,452
Wolverine World Wide, Inc. .............. 6,527 111,089
8,784,499
Tobacco — 0.0%
Universal Corp. ...................... 4,853 260,024
Trading Companies & Distributors — 1.1%
Boise Cascade Co. ................... 8,086 640,977
Core & Main, Inc. , Class A
(a)
.............. 11,466 577,543
Custom Truck One Source, Inc.
(a) (b)
......... 12,131 119,490
DNOW, Inc.
(a)
....................... 23,686 319,524
DXP Enterprises, Inc.
(a)
................. 1,473 251,515
GATX Corp. ........................ 3,848 753,900
Global Industrial Co. ................... 711 23,541
Herc Holdings, Inc. .................... 6,530 828,788
MSC Industrial Direct Co., Inc. , Class A ...... 5,267 538,656
Rush Enterprises, Inc. , Class A ........... 8,121 601,198
Rush Enterprises, Inc. , Class B ........... 1,006 73,297
WESCO International, Inc. ............... 6,432 2,245,540
Willis Lease Finance Corp.
(b)
............. 289 56,109
7,030,078
Water Utilities — 0.4%
American States Water Co. .............. 4,039 304,096
California Water Service Group ........... 6,790 286,810
Essential Utilities, Inc. .................. 33,277 1,271,181
H2O America ....................... 7,802 438,394
Middlesex Water Co. .................. 1,654 84,156
2,384,637
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc. ........... 2,524 125,418
Gogo, Inc.
(a)
........................ 3,909 16,340
Telephone & Data Systems, Inc. ........... 19,226 866,323
1,008,081
Total Common Stocks — 99 .8%
(Cost: $ 544,511,858 ) .............................. 649,590,094
Rights
Biotechnology — 0.0%
(a)(c)
Akero Therapeutics, Inc., CVR ........... 4,647 3,067
Sanofi Aatd, Inc., CVR ................. 2,612 4,362
7,429
Total Rights — 0.0%
(Cost: $ 4,712 ) .................................. 7,429
Total Long-Term Investments — 99.8%
(Cost: $ 544,516,570 ) .............................. 649,597,523

Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.6%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(f)
................... 28,949,510 $ 28,958,196
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 970,775 970,775
Total Short-Term Securities — 4 .6%
(Cost: $ 29,918,344 ) ............................... 29,928,971
Total Investments — 104 .4%
(Cost: $ 574,434,914 ) .............................. 679,526,494
Liabilities in Excess of Other Assets — (4.4) % ............. (28,569,637)
Net Assets — 100.0% ...............................
$ 650,956,857
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 26,864,435 $ 2,097,231
(a)
$ — $ (2,379) $ (1,091) $ 28,958,196 28,949,510 $ 381,200
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 409,296 561,479
(a)
— — — 970,775 970,775 43,064 —
$ (2,379) $ (1,091) $ 29,928,971 $ 424,264 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1 06/18/26 $ 140 $ 3,839
S&P Midcap 400 E-Mini Index ................................................. 3 06/18/26 1,095 31,730
$ 35,569

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
iShares
®
Morningstar Small-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 35,569 $ — $ — $ — $ 35,569
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 433,672 $ — $ — $ — $ 433,672
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 8,751 $ — $ — $ — $ 8,751
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,104,204
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 649,169,274 $ 420,820 $ — $ 649,590,094
Rights ................................................ — — 7,429 7,429
Short-Term Securities
Money Market Funds ...................................... 29,928,971 — — 29,928,971
$ 679,098,245 $ 420,820 $ 7,429 $ 679,526,494
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 35,569 $ — $ — $ 35,569
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
April 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap
Growth ETF
iShares
Morningstar
Small-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 2,916,078,540 $ 1,548,831,154 $ 3,479,403,013 $ 945,702,738
Investments, at value — affiliated
(c)
............................................ 23,497,856 20,813,653 53,877,778 104,785,888
Cash pledged:
Futures contracts ...................................................... 377,000 123,000 663,000 261,000
Receivables: – – – –
Securities lending income — affiliated ........................................ 3,001 4,075 15,080 42,587
Capital shares sold ..................................................... — — 27,487 —
Dividends — unaffiliated ................................................. 228,338 551,059 733,999 71,178
Dividends — affiliated ................................................... 13,354 5,869 20,672 4,925
Variation margin on futures contracts ......................................... 23,474 30,293 140,441 65,839
Total a ssets ...........................................................
2,940,221,563 1,570,359,103 3,534,881,470 1,050,934,155
LIABILITIES
Bank overdraft .......................................................... — 1,079 — —
Collateral on securities loaned ............................................... 18,512,644 18,616,577 45,972,573 101,929,705
Payables: – – – –
Investments purchased .................................................. — 16,995 — 1,706,025
Investment advisory fees ................................................. 90,786 49,520 163,951 44,837
Total li abilities ..........................................................
18,603,430 18,684,171 46,136,524 103,680,567
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 2,921,618,133 $ 1,551,674,932 $ 3,488,744,946 $ 947,253,588
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,942,738,779 $ 1,216,265,349 $ 2,916,910,022 $ 865,585,565
Accumulated earnings .................................................... 978,879,354 335,409,583 571,834,924 81,668,023
NET ASSETS ..........................................................
$ 2,921,618,133 $ 1,551,674,932 $ 3,488,744,946 $ 947,253,588
NET ASSET VALUE
Shares outstanding ......................................................
26,600,000 17,150,000 39,650,000 15,650,000
Net asset value .........................................................
$ 109.84 $ 90.48 $ 87.99 $ 60.53
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,781,696,029 $ 1,149,266,696 $ 2,682,928,897 $ 760,693,180
(b)
  Securities loaned, at value ............................................ $ 18,590,235 $ 18,527,722 $ 45,963,062 $ 103,017,126
(c)
  Investments, at cost — affiliated ......................................... $ 23,496,379 $ 20,807,917 $ 53,861,574 $ 104,754,829

Statements of Assets and Liabilities
(continued)
April 30, 2026
2026
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares
Morningstar
Small-Cap
Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 649,597,523
Investments, at value — affiliated
(c)
.......................................................................................... 29,928,971
Cash pledged:
Futures contracts .................................................................................................... 93,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 10,352
Dividends — unaffiliated ............................................................................................... 290,044
Dividends — affiliated ................................................................................................. 3,736
Variation margin on futures contracts ....................................................................................... 21,137
Total a ssets .........................................................................................................
679,944,763
LIABILITIES
Bank overdraft ........................................................................................................ 4
Collateral on securities loaned ............................................................................................. 28,956,852
Payables: –
Investment advisory fees ............................................................................................... 31,050
Total li abilities ........................................................................................................
28,987,906
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 650,956,857
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 593,916,145
Accumulated earnings .................................................................................................. 57,040,712
NET ASSETS ........................................................................................................
$ 650,956,857
NET ASSET VALUE
Shares outstanding ....................................................................................................
8,750,000
Net asset value .......................................................................................................
$ 74.40
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 544,516,570
(b)
  Securities loaned, at value ...................................................................................... $ 28,879,204
(c)
  Investments, at cost — affiliated ................................................................................... $ 29,918,344

Statements of Operations
Year Ended April 30, 2026

Statements of Operations
iShares
Morningstar
Growth ETF
iShares
Morningstar Mid-
Cap ETF
iShares
Morningstar Mid-
Cap Growth ETF
iShares
Morningstar
Small-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 14,548,395 $ 20,339,840 $ 24,905,994 $ 5,316,119
Dividends — affiliated ............................................. 175,508 65,963 189,498 51,585
Interest — unaffiliated ............................................. 13,681 9,011 15,239 6,890
Securities lending income — affiliated — net ............................. 81,924 144,171 394,553 519,740
Foreign taxes withheld ............................................ (6,250) (15,595) (33,730) (1,168)
Total investment income .............................................
14,813,258 20,543,390 25,471,554 5,893,166
EXPENSES
Investment advisory .............................................. 1,136,875 513,621 1,819,667 467,148
Interest expense ................................................ 58 — — 598
Total expenses ...................................................
1,136,933 513,621 1,819,667 467,746
Net investment income ..............................................
13,676,325 20,029,769 23,651,887 5,425,420
REALIZED AND UNREALIZED GAIN (LOSS) $ 746,324,213 $ 265,503,879 $ 586,500,492 $ 220,838,631
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 46,445,922 $ 550,187 $ (11,084,993) $ 39,487,272
Investments — affiliated ......................................... (12,087) (466) 3,481 (7,442)
Foreign currency transactions ..................................... (76) 42 — —
Futures contracts .............................................. 527,905 414,882 1,058,158 478,600
In-kind redemptions — unaffiliated
(a)
................................. 272,856,904 9,131,541 70,959,343 17,215,953
319,818,568 10,096,186 60,935,989 57,174,383
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 426,114,085 255,358,503 524,613,603 163,670,358
Investments — affiliated ......................................... (1,235) (950) (16,217) (4,762)
Futures contracts .............................................. 392,793 50,139 967,117 (1,347)
426,505,643 255,407,692 525,564,503 163,664,249
Net realized and unrealized gain .......................................
746,324,211 265,503,878 586,500,492 220,838,632
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 760,000,536 $ 285,533,647 $ 610,152,379 $ 226,264,052
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended April 30, 2026
2026
iShares Annual Financial Statements and Additional Information

iShares
Morningstar
Small-Cap Value
ETF
INVESTMENT INCOME –
Dividends — unaffiliated .............................................................................................. $ 11,510,148
Dividends — affiliated ................................................................................................ 43,064
Interest — unaffiliated ................................................................................................ 7,221
Securities lending income — affiliated — net ................................................................................ 381,200
Foreign taxes withheld ............................................................................................... (10,076)
Total investment income ................................................................................................
11,931,557
EXPENSES
Investment advisory ................................................................................................. 327,217
Interest expense ................................................................................................... 936
Total expenses ......................................................................................................
328,153
Net investment income .................................................................................................
11,603,404
REALIZED AND UNREALIZED GAIN (LOSS) $ 142,780,723
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (2,895,788)
Investments — affiliated ............................................................................................ (2,379)
Futures contracts ................................................................................................. 433,672
In-kind redemptions — unaffiliated
(a)
.................................................................................... 26,166,884
23,702,389
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 119,070,675
Investments — affiliated ............................................................................................ (1,091)
Futures contracts ................................................................................................. 8,751
119,078,335
Net realized and unrealized gain ..........................................................................................
142,780,724
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 154,384,128
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
iShares Morningstar Growth ETF iShares Morningstar Mid-Cap ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 13,676,325 $ 12,475,485 $ 20,029,769 $ 15,692,236
Net realized gain ................................................ 319,818,568 227,303,725 10,096,186 39,530,224
Net change in unrealized appreciation (depreciation) ........................ 426,505,643 66,242,723 255,407,692 5,210,104
Net increase in net assets resulting from operations ...........................
760,000,536 306,021,933 285,533,647 60,432,564
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(13,679,236) (12,417,242) (17,890,358) (14,506,025)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(121,153,095) (8,494,549) 291,548,757 120,868,210
NET ASSETS
Total increase in net assets ........................................... 625,168,205 285,110,142 559,192,046 166,794,749
Beginning of year ..................................................
2,296,449,928 2,011,339,786 992,482,886 825,688,137
End of year ......................................................
$ 2,921,618,133 $ 2,296,449,928 $ 1,551,674,932 $ 992,482,886
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Morningstar Mid-Cap Growth ETF iShares Morningstar Small-Cap Growth ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 23,651,887 $ 18,141,032 $ 5,425,420 $ 4,341,447
Net realized gain ................................................ 60,935,989 125,424,379 57,174,383 21,607,212
Net change in unrealized appreciation (depreciation) ........................ 525,564,503 6,207,402 163,664,249 (15,024,423)
Net increase in net assets resulting from operations ...........................
610,152,379 149,772,813 226,264,052 10,924,236
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(23,750,705) (18,048,748) (5,072,953) (5,423,949)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
404,057,246 455,630,056 122,249,200 69,068,719
NET ASSETS
Total increase in net assets ........................................... 990,458,920 587,354,121 343,440,299 74,569,006
Beginning of year ..................................................
2,498,286,026 1,910,931,905 603,813,289 529,244,283
End of year ......................................................
$ 3,488,744,946 $ 2,498,286,026 $ 947,253,588 $ 603,813,289
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares Morningstar Small-Cap Value ETF
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 11,603,404 $ 8,906,855
Net realized gain .................................................................................. 23,702,389 17,502,705
Net change in unrealized appreciation (depreciation) .......................................................... 119,078,335 (20,663,071)
Net increase in net assets resulting from operations .............................................................
154,384,128 5,746,489
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(11,379,242) (8,751,487)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
88,627,385 25,378,923
NET ASSETS
Total increase in net assets ............................................................................. 231,632,271 22,373,925
Beginning of year ....................................................................................
419,324,586 396,950,661
End of year ........................................................................................
$ 650,956,857 $ 419,324,586
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information

iShares Morningstar Growth ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .................................
$ 82.75  $ 72.35  $ 55.89  $ 56.30  $ 61.87
Net investment income
(a)
........................................
0 .48  0 .45  0 .46  0 .40  0 .29
Net realized and unrealized gain (loss)
(b)
..............................
27.09  10.40  16.45  (0.40) (5.56)
Net increase (decrease) from investment operations ....................... 27.57  10.85  16.91  0.00  (5.27)
Distributions from net investment income
(c)
........................... (0.48) (0.45) (0.45) (0.41) (0.30)
Net asset value, end of year ...................................... $ 109.84  $ 82.75  $ 72.35  $ 55.89  $ 56.30
Total Return
(d)
Based on net asset value ......................................... 33.36% 14.99% 30.35% 0.05% (8.59)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.04% 0.04% 0.04% 0.04% 0.04%
Net investment income ...........................................
0.48% 0.53% 0.70% 0.76% 0.45%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,921,618  $ 2,296,450  $ 2,011,340  $ 1,609,643  $ 1,711,617
Portfolio turnover rate
(f)
........................................... 27% 21% 19% 28% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Mid-Cap ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .................................
$ 72.98  $ 69.10  $ 60.14  $ 62.39  $ 65.81
Net investment income
(a)
........................................
1 .29  1 .21  1 .10  1 .03  0 .82
Net realized and unrealized gain (loss)
(b)
..............................
17.36  3.78  8.90  (2.26) (3.38)
Net increase (decrease) from investment operations ....................... 18.65  4.99  10.00  (1.23) (2.56)
Distributions from net investment income
(c)
........................... (1.15) (1.11) (1.04) (1.02) (0.86)
Net asset value, end of year ...................................... $ 90.48  $ 72.98  $ 69.10  $ 60.14  $ 62.39
Total Return
(d)
Based on net asset value ......................................... 25.73% 7.20% 16.78% (1.91)% (3.99)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.04% 0.04% 0.04% 0.04% 0.04%
Net investment income ...........................................
1.56% 1.63% 1.71% 1.72% 1.22%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,551,675  $ 992,483  $ 825,688  $ 724,627  $ 782,996
Portfolio turnover rate
(f)
........................................... 29% 18% 26% 24% 27%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information

iShares Morningstar Mid-Cap Growth ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .................................
$ 71.89  $ 66.47  $ 56.43  $ 57.83  $ 66.52
Net investment income
(a)
........................................
0 .63  0 .58  0 .56  0 .52  0 .35
Net realized and unrealized gain (loss)
(b)
..............................
16.10  5.42  10.03  (1.40) (8.65)
Net increase (decrease) from investment operations ....................... 16.73  6.00  10.59  (0.88) (8.30)
Distributions from net investment income
(c)
........................... (0.63) (0.58) (0.55) (0.52) (0.39)
Net asset value, end of year ...................................... $ 87.99  $ 71.89  $ 66.47  $ 56.43  $ 57.83
Total Return
(d)
Based on net asset value ......................................... 23.35% 9.02% 18.84% (1.49)% (12.56)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.06% 0.06% 0.06% 0.06% 0.06%
Net investment income ...........................................
0.78% 0.80% 0.91% 0.93% 0.51%
Supplemental Data
Net assets, end of year (000) ....................................... $ 3,488,745  $ 2,498,286  $ 1,910,932  $ 1,399,472  $ 1,087,281
Portfolio turnover rate
(f)
........................................... 45% 35% 34% 43% 43%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Small-Cap Growth ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .................................
$ 44.73  $ 43.56  $ 38.31  $ 39.27  $ 51.60
Net investment income
(a)
........................................
0 .38  0 .34  0 .32  0 .35  0 .31
Net realized and unrealized gain (loss)
(b)
..............................
15.77  1.25  5.25  (0.94) (12.30)
Net increase (decrease) from investment operations ....................... 16.15  1.59  5.57  (0.59) (11.99)
Distributions from net investment income
(c)
........................... (0.35) (0.42) (0.32) (0.37) (0.34)
Net asset value, end of year ...................................... $ 60.53  $ 44.73  $ 43.56  $ 38.31  $ 39.27
Total Return
(d)
Based on net asset value ......................................... 36.22% 3.57% 14.57% (1.45)% (23.36)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.06% 0.06% 0.06% 0.06% 0.06%
Net investment income ...........................................
0.70% 0.71% 0.76% 0.94% 0.65%
Supplemental Data
Net assets, end of year (000) ....................................... $ 947,254  $ 603,813  $ 529,244  $ 402,287  $ 318,118
Portfolio turnover rate
(f)
........................................... 43% 42% 44% 52% 58%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information

iShares Morningstar Small-Cap Value ETF
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .................................
$ 56.67  $ 57.12  $ 51.33  $ 54.82  $ 58.31
Net investment income
(a)
........................................
1 .43  1 .28  1 .24  1 .24  1 .03
Net realized and unrealized gain (loss)
(b)
..............................
17.71  (0.46) 5.82  (3.55) (3.43)
Net increase (decrease) from investment operations ....................... 19.14  0.82  7.06  (2.31) (2.40)
Distributions from net investment income
(c)
........................... (1.41) (1.27) (1.27) (1.18) (1.09)
Net asset value, end of year ...................................... $ 74.40  $ 56.67  $ 57.12  $ 51.33  $ 54.82
Total Return
(d)
Based on net asset value ......................................... 34.10% 1.28% 13.85% (4.20)% (4.19)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.06% 0.06% 0.06% 0.06% 0.06%
Net investment income ...........................................
2.13% 2.08% 2.26% 2.33% 1.76%
Supplemental Data
Net assets, end of year (000) ....................................... $ 650,957  $ 419,325  $ 396,951  $ 387,526  $ 367,323
Portfolio turnover rate
(f)
........................................... 43% 38% 45% 41% 47%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Morningstar Growth ................................................................................................... Non-diversified
Morningstar Mid-Cap .................................................................................................. Diversified
Morningstar Mid-Cap Growth ............................................................................................. Diversified
Morningstar Small-Cap Growth ........................................................................................... Diversified
Morningstar Small-Cap Value ............................................................................................. Diversified

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Growth
Barclays Bank plc ...................................... $ 3,579,764 $ (3,579,764) $ – $ –
BofA Securities, Inc. .................................... 284,153 (284,153) – –
Citigroup Global Markets, Inc. .............................. 3,916,632 (3,877,266) – 39,366
(b)
Goldman Sachs & Co. LLC ............................... 559,874 (533,177) – 26,697
(b)
Goldman Sachs International .............................. 5,587,339 (5,587,339) – –
J.P. Morgan Securities LLC ............................... 209,836 (209,836) – –
Morgan Stanley ....................................... 3,963,851 (3,815,878) – 147,973
(b)
Scotia Capital (USA), Inc. ................................ 386 (382) – 4
(b)
Wells Fargo Bank N.A. .................................. 488,400 (488,400) – –
$ 18,590,235 $ (18,376,195) $ – $ 214,040
Morningstar Mid-Cap
BNP Paribas SA ....................................... $ 4,948,072 $ (4,948,072) $ – $ –
BofA Securities, Inc. .................................... 964,683 (964,683) – –
Citigroup Global Markets, Inc. .............................. 1,569,735 (1,569,735) – –
Goldman Sachs & Co. LLC ............................... 426,880 (390,532) – 36,348
(b)
Goldman Sachs International .............................. 2,254,766 (2,254,766) – –
HSBC Bank plc ....................................... 5,382,867 (5,382,867) – –
J.P. Morgan Securities LLC ............................... 1,652 (1,652) – –
Morgan Stanley ....................................... 1,991,919 (1,932,958) – 58,961
(b)
Scotia Capital (USA), Inc. ................................ 2,404 (2,381) – 23
(b)
UBS AG ............................................ 984,744 (965,638) – 19,106
(b)
$ 18,527,722 $ (18,413,284) $ – $ 114,438
Morningstar Mid-Cap Growth
Barclays Bank plc ...................................... $ 5,708,640 $ (5,708,640) $ – $ –
BMO Capital Markets Corp. ............................... 22,555 (21,651) – 904
(b)
BNP Paribas SA ....................................... 4,098,651 (3,923,287) – 175,364
(b)
BofA Securities, Inc. .................................... 9,902,395 (9,887,783) – 14,612
(b)
Citigroup Global Markets, Inc. .............................. 16,530,211 (16,530,211) – –
Goldman Sachs & Co. LLC ............................... 223,769 (215,766) – 8,003
(b)
HSBC Bank plc ....................................... 34,505 (34,505) – –
J.P. Morgan Securities LLC ............................... 1,720,102 (1,687,952) – 32,150
(b)
Jefferies LLC ......................................... 10,383 (10,383) – –
Morgan Stanley ....................................... 7,711,808 (7,711,808) – –
Scotia Capital (USA), Inc. ................................ 43 (42) – 1
(b)
$ 45,963,062 $ (45,732,028) $ – $ 231,034
Morningstar Small-Cap Growth
Barclays Bank plc ...................................... $ 2,969,451 $ (2,801,471) $ – $ 167,980
(b)

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Small-Cap Growth (continued)
Barclays Capital, Inc. ................................... 292,762 (289,157) – 3,605
(b)
BNP Paribas SA ....................................... 9,696,652 (9,696,652) – –
BofA Securities, Inc. .................................... 7,098,782 (6,954,124) – 144,658
(b)
Citadel Clearing LLC .................................... 36,736 (36,736) – –
Citigroup Global Markets, Inc. .............................. 3,625,840 (3,625,840) – –
Goldman Sachs & Co. LLC ............................... 9,847,867 (9,754,223) – 93,644
(b)
Goldman Sachs International .............................. 11,259,630 (11,034,107) – 225,523
(b)
HSBC Bank plc ....................................... 3,800,426 (3,800,426) – –
J.P. Morgan Securities LLC ............................... 16,021,193 (15,920,673) – 100,520
(b)
Jefferies LLC ......................................... 606,264 (606,264) – –
Morgan Stanley ....................................... 20,614,361 (20,587,808) – 26,553
(b)
National Financial Services LLC ............................ 2,028,460 (2,011,975) – 16,485
(b)
Natixis SA ........................................... 70,784 (70,398) – 386
(b)
Pershing LLC ......................................... 11,118 (11,118) – –
Scotia Capital (USA), Inc. ................................ 3,179,968 (3,053,213) – 126,755
(b)
SG Americas Securities LLC .............................. 640,723 (622,095) – 18,628
(b)
State Street Bank & Trust Co. .............................. 1,731,862 (1,731,862) – –
TD Securities (USA) LLC ................................. 24,459 (24,459) – –
UBS AG ............................................ 4,517,829 (4,239,473) – 278,356
(b)
UBS Securities LLC .................................... 101,378 (98,318) – 3,060
(b)
Wells Fargo Securities LLC ............................... 4,840,581 (4,817,409) – 23,172
(b)
$ 103,017,126 $ (101,787,801) $ – $ 1,229,325
Morningstar Small-Cap Value
Barclays Bank plc ...................................... $ 1,472,129 $ (1,459,766) $ – $ 12,363
(b)
Barclays Capital, Inc. ................................... 564,891 (564,891) – –
BMO Capital Markets Corp. ............................... 768,322 (686,034) – 82,288
(b)
BNP Paribas SA ....................................... 1,530,599 (1,474,431) – 56,168
(b)
BofA Securities, Inc. .................................... 2,703,414 (2,663,334) – 40,080
(b)
Citigroup Global Markets, Inc. .............................. 2,447,695 (2,447,695) – –
Deutsche Bank Securities, Inc. ............................. 16,993 (16,871) – 122
(b)
Goldman Sachs & Co. LLC ............................... 4,379,469 (4,379,469) – –
Goldman Sachs International .............................. 2,359,788 (2,359,788) – –
HSBC Bank plc ....................................... 1,211,139 (1,210,697) – 442
(b)
J.P. Morgan Securities LLC ............................... 4,853,495 (4,853,495) – –
Morgan Stanley ....................................... 2,346,731 (2,346,731) – –
National Financial Services LLC ............................ 216,977 (216,977) – –
Pershing LLC ......................................... 54,903 (54,903) – –
Scotia Capital (USA), Inc. ................................ 4,146 (4,146) – –
SG Americas Securities LLC .............................. 1,278,408 (1,245,593) – 32,815
(b)
State Street Bank & Trust Co. .............................. 897,469 (897,469) – –
UBS AG ............................................ 66,170 (66,170) – –
Wells Fargo Bank N.A. .................................. 507,244 (507,244) – –
Wells Fargo Securities LLC ............................... 1,199,222 (1,194,818) – 4,404
(b)
$ 28,879,204 $ (28,650,522) $ – $ 228,682
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Morningstar Growth ................................................................................................ 0.04%
Morningstar Mid-Cap ............................................................................................... 0.04
Morningstar Mid-Cap Growth .......................................................................................... 0.06
Morningstar Small-Cap Growth ........................................................................................ 0.06
Morningstar Small-Cap Value .......................................................................................... 0.06

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended April
30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Morningstar Growth ....................................................................................................... $ 26,172
Morningstar Mid-Cap ...................................................................................................... 42,908
Morningstar Mid-Cap Growth ................................................................................................. 120,426
Morningstar Small-Cap Growth ............................................................................................... 159,717
Morningstar Small-Cap Value ................................................................................................. 100,772
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Morningstar Growth .................................................................... $ 562,211,439 $ 543,707,992 $ 46,454,471
Morningstar Mid-Cap ................................................................... 182,018,882 191,919,870 (6,444,588)
Morningstar Mid-Cap Growth .............................................................. 669,845,961 741,156,855 (10,220,905)
Morningstar Small-Cap Growth ............................................................ 185,955,359 200,089,220 41,794,176
Morningstar Small-Cap Value .............................................................. 145,834,934 106,362,094 (88,013)
iShares ETF Purchases Sales
Morningstar Growth .................................................................................... $ 763,142,814 $ 765,699,073
Morningstar Mid-Cap ................................................................................... 373,051,810 367,651,087
Morningstar Mid-Cap Growth .............................................................................. 1,354,890,634 1,353,479,898
Morningstar Small-Cap Growth ............................................................................ 339,365,943 337,103,414
Morningstar Small-Cap Value .............................................................................. 242,819,226 234,892,877
iShares ETF
In-kind
Purchases
In-kind
Sales
Morningstar Growth .................................................................................... $ 372,607,995 $ 491,204,871
Morningstar Mid-Cap ................................................................................... 314,893,885 25,377,868
Morningstar Mid-Cap Growth .............................................................................. 605,289,420 203,503,218
Morningstar Small-Cap Growth ............................................................................ 168,600,429 47,458,908
Morningstar Small-Cap Value .............................................................................. 131,064,341 47,529,583

Notes to Financial Statements
(continued)

Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and undistributed capital gains from underlying REIT investments.
For the year ended April 30, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Morningstar Growth ......................................................................... $ 272,727,128 $ (272,727,128)
Morningstar Mid-Cap ........................................................................ 9,126,540 (9,126,540)
Morningstar Mid-Cap Growth ................................................................... 70,954,970 (70,954,970)
Morningstar Small-Cap Growth ................................................................. 17,213,552 (17,213,552)
Morningstar Small-Cap Value ................................................................... 26,152,366 (26,152,366)
—
iShares ETF
Year Ended
04/30/26
Year Ended
04/30/25
Morningstar Growth
Ordinary income ...................................................................................... $ 13,679,236 $ 12,417,242
Morningstar Mid-Cap
Ordinary income ...................................................................................... $ 17,890,358 $ 14,506,025
Morningstar Mid-Cap Growth
Ordinary income ...................................................................................... $ 23,750,705 $ 18,048,748
Morningstar Small-Cap Growth
Ordinary income ...................................................................................... $ 5,072,953 $ 5,423,949
Morningstar Small-Cap Value
Ordinary income ...................................................................................... $ 11,379,242 $ 8,751,487
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Morningstar Growth ....................................................... $ 563,715 $ (154,510,595) $ 1,132,826,234 $ 978,879,354
Morningstar Mid-Cap ...................................................... 4,522,785 (66,065,730) 396,952,528 335,409,583
Morningstar Mid-Cap Growth ................................................. 613,368 (220,885,016) 792,106,572 571,834,924
Morningstar Small-Cap Growth ............................................... 83,497 (100,811,906) 182,396,432 81,668,023
Morningstar Small-Cap Value ................................................. 596,815 (45,795,384) 102,239,281 57,040,712
iShares ETF Utilized
Morningstar Growth ................................................................................................... $ 48,312,250
Morningstar Mid-Cap .................................................................................................. 1,418,944
Morningstar Small-Cap Growth ........................................................................................... 39,747,504
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Morningstar Growth ................................................ $ 1,806,750,162 $ 1,192,017,278 $ (59,191,044) $ 1,132,826,234
Morningstar Mid-Cap ............................................... 1,172,688,049 468,628,842 (71,672,084) 396,956,758
Morningstar Mid-Cap Growth ......................................... 2,741,174,219 983,566,527 (191,459,955) 792,106,572
Morningstar Small-Cap Growth ........................................ 868,092,194 247,982,195 (65,585,763) 182,396,432
Morningstar Small-Cap Value ......................................... 577,287,213 143,357,972 (41,118,691) 102,239,281

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/26
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
Morningstar Growth
Shares sold 3,900,000 $ 373,543,839 4,250,000 $ 348,093,418
Shares redeemed
(5,050,000) (494,696,934) (4,300,000) (356,587,967)
(1,150,000) $ (121,153,095) (50,000) $ (8,494,549)
Morningstar Mid-Cap
Shares sold 3,850,000 $ 317,130,957 2,350,000 $ 174,086,501
Shares redeemed
(300,000) (25,582,200) (700,000) (53,218,291)
3,550,000 $ 291,548,757 1,650,000 $ 120,868,210
Morningstar Mid-Cap Growth
Shares sold 7,450,000 $ 608,485,968 8,050,000 $ 597,631,174
Shares redeemed
(2,550,000) (204,428,722) (2,050,000) (142,001,118)
4,900,000 $ 404,057,246 6,000,000 $ 455,630,056
Morningstar Small-Cap Growth
Shares sold 3,050,000 $ 170,158,621 2,600,000 $ 122,830,048
Shares redeemed
(900,000) (47,909,421) (1,250,000) (53,761,329)
2,150,000 $ 122,249,200 1,350,000 $ 69,068,719
Morningstar Small-Cap Value
Shares sold 2,050,000 $ 136,675,426 1,550,000 $ 89,507,934
Shares redeemed
(700,000) (48,048,041) (1,100,000) (64,129,011)
1,350,000 $ 88,627,385 450,000 $ 25,378,923

Report of Independent Registered Public Accounting Firm
2026
iShares Annual Financial Statements and Additional Information

To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Morningstar Growth ETF
iShares Morningstar Mid-Cap ETF
iShares Morningstar Mid-Cap Growth ETF
iShares Morningstar Small-Cap Growth ETF
iShares Morningstar Small-Cap Value ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Morningstar Growth ................................................................................................. $ 13,600,567
Morningstar Mid-Cap ................................................................................................ 17,665,300
Morningstar Mid-Cap Growth ........................................................................................... 20,575,238
Morningstar Small-Cap Growth ......................................................................................... 3,387,778
Morningstar Small-Cap Value ........................................................................................... 8,555,019
iShares ETF
Qualified Business
Income
Morningstar Growth ................................................................................................. $ 824,971
Morningstar Mid-Cap ................................................................................................ 2,157,838
Morningstar Mid-Cap Growth ........................................................................................... 3,388,865
Morningstar Small-Cap Growth ......................................................................................... 827,942
Morningstar Small-Cap Value ........................................................................................... 2,524,721
iShares ETF
Dividends-Received
Deduction
Morningstar Growth ................................................................................................. 95 .14%
Morningstar Mid-Cap ................................................................................................ 81 .93
Morningstar Mid-Cap Growth ........................................................................................... 80 .37
Morningstar Small-Cap Growth ......................................................................................... 64 .79
Morningstar Small-Cap Value ........................................................................................... 71 .87

Additional Information
2026
iShares Annual Financial Statements and Additional Information

Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 22, 2026

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 22, 2026